--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                      The DFA 6-10 Institutional Portfolio

                               Semi-Annual Report

                         Six Months Ended May 31, 1999
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO
                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.................................       1
    Statement of Operations.............................................       2
    Statements of Changes in Net Assets.................................       3
    Financial Highlights................................................       4
    Notes to Financial Statements.......................................     5-6

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. 6-10 SMALL COMPANY SERIES
    Schedule of Investments.............................................    7-38
    Statement of Assets and Liabilities.................................      39
    Statement of Operations.............................................      40
    Statements of Changes in Net Assets.................................      41
    Financial Highlights................................................      42
    Notes to Financial Statements.......................................   43-44

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999
                                  (UNAUDITED)
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. 6-10 Small Company Series of The DFA Investment Trust Company
  (9,717,614 Shares, Cost $119,843++) at Value..........................................  $    110,003
Receivable for Fund Share Sold..........................................................            46
Prepaid Expenses and Other Assets.......................................................             8
                                                                                          ------------
    Total Assets........................................................................       110,057
                                                                                          ------------

LIABILITIES:
Payable for Investment Securities Purchased.............................................             5
Payable for Fund Share Redeemed.........................................................            41
Accrued Expenses........................................................................            24
                                                                                          ------------
    Total Liabilities...................................................................            70
                                                                                          ------------

NET ASSETS..............................................................................  $    109,987
                                                                                          ------------
                                                                                          ------------

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)..............................................................    10,755,360
                                                                                          ------------
                                                                                          ------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................  $      10.23
                                                                                          ------------
                                                                                          ------------

NET ASSETS CONSIST OF:
Paid-In Capital.........................................................................  $    114,908
Accumulated Net Investment Loss.........................................................           (51)
Undistributed Net Realized Gain.........................................................         4,970
Unrealized Depreciation of Investment Securities........................................        (9,840)
                                                                                          ------------
    Total Net Assets....................................................................  $    109,987
                                                                                          ------------
                                                                                          ------------

--------------

++The cost for Federal income tax purposes is $121,741.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999

                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment Trust Company..................  $     129
                                                                                           ---------

EXPENSES
    Administrative Services..............................................................         35
    Accounting & Transfer Agent Fees.....................................................          5
    Legal Fees...........................................................................          1
    Audit Fees...........................................................................         --
    Filing Fees..........................................................................          5
    Shareholders' Report.................................................................          5
    Directors' Fees and Expenses.........................................................         --
    Other................................................................................         --
                                                                                           ---------
        Total Expenses...................................................................         51
    Less: Fees Waived....................................................................         (1)
                                                                                           ---------
        Net Expenses.....................................................................         50
                                                                                           ---------
    NET INVESTMENT INCOME................................................................         79
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received from The DFA Investment Trust Company................      8,991

Net Realized Loss on Investment Securities...............................................     (1,177)

Change in Unrealized Appreciation of Investment Securities...............................        864
                                                                                           ---------

    NET GAIN ON INVESTMENT SECURITIES....................................................      8,678
                                                                                           ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $   8,757
                                                                                           ---------
                                                                                           ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                              SIX MONTHS      YEAR
                                                                                                ENDED         ENDED
                                                                                               MAY 31,      NOV. 30,
                                                                                                 1999         1998
                                                                                             ------------  -----------
                                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income..................................................................   $       79   $       663
    Capital Gain Distributions Received from The DFA Investment Trust Company..............        8,991         1,327
    Net Realized Loss on Investment Securities.............................................       (1,177)         (526)
    Change in Unrealized Appreciation (Depreciation) of Investment Securities..............          864       (14,849)
                                                                                             ------------  -----------
        Net Increase (Decrease) in Net Assets Resulting from Operations....................        8,757       (13,385)
                                                                                             ------------  -----------

Distributions From:
    Net Investment Income..................................................................         (760)         (116)
    Net Realized Gains.....................................................................       (3,294)       (1,416)
                                                                                             ------------  -----------
        Total Distributions................................................................       (4,054)       (1,532)
                                                                                             ------------  -----------
Capital Share Transactions (1):
    Shares Issued..........................................................................        8,176       101,615
    Shares Issued in Lieu of Cash Distributions............................................        4,054         1,532
    Shares Redeemed........................................................................       (5,626)       (5,518)
                                                                                             ------------  -----------
        Net Increase From Capital Share Transactions.......................................        6,604        97,629
                                                                                             ------------  -----------
        Total Increase.....................................................................       11,307        82,712
NET ASSETS
    Beginning of Period....................................................................       98,680        15,968
                                                                                             ------------  -----------
    End of Period..........................................................................   $  109,987   $    98,680
                                                                                             ------------  -----------
                                                                                             ------------  -----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued..........................................................................          858         9,118
    Shares Issued in Lieu of Cash Distributions............................................          435           147
    Shares Redeemed........................................................................         (607)         (537)
                                                                                             ------------  -----------
                                                                                                     686         8,728
                                                                                             ------------  -----------
                                                                                             ------------  -----------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS        YEAR           YEAR           YEAR           YEAR           YEAR
                                       ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                      MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                        1999           1998           1997           1996           1995           1994
                                     ----------     ----------     ----------     ----------     ----------     ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $    9.80      $    11.90     $    14.60     $    12.79     $    10.29     $    10.61
                                     ----------     ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............       0.23            0.08           0.08           0.13           0.13           0.13
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       0.61           (1.10)          2.46           2.22           2.84          (0.08)
                                     ----------     ----------     ----------     ----------     ----------     ----------
  Total from Investment
    Operations.....................       0.84           (1.02)          2.54           2.35           2.97           0.05
                                     ----------     ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.30)          (0.08)         (0.13)         (0.02)         (0.13)         (0.21)
  Net Realized Gains...............      (0.11)          (1.00)         (5.11)         (0.52)         (0.34)         (0.16)
                                     ----------     ----------     ----------     ----------     ----------     ----------
  Total Distributions..............      (0.41)          (1.08)         (5.24)         (0.54)         (0.47)         (0.37)
                                     ----------     ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period.....  $   10.23      $     9.80     $    11.90     $    14.60     $    12.79     $    10.29
                                     ----------     ----------     ----------     ----------     ----------     ----------
                                     ----------     ----------     ----------     ----------     ----------     ----------
Total Return.......................       8.89%#         (9.09)%        26.52%         19.04%         29.08%          0.53%

Net Assets, End of Period
  (thousands)......................  $ 109,987      $   98,680     $   15,968     $   10,990     $   21,192     $   15,070
Ratio of Expenses to Average Net
  Assets (1).......................       0.19%*          0.20%          0.20%          0.20%          0.20%          0.20%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses) (1)......       0.19%*          0.22%          0.40%          0.38%          0.56%          0.82%
Ratio of Net Investment Income to
  Average Net Assets...............       0.15%*          1.26%          0.77%          0.47%          1.12%          1.93%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................       0.15%*          1.24%          0.57%          0.28%          0.77%          1.31%
Portfolio Turnover Rate............        N/A             N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master
  Fund Series......................      26.79%*         29.15%         30.04%         32.38%         21.16%         27.65%

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which The DFA 6-10 Institutional Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. 6-10 Small Company Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 1999, the Portfolio owned 20% of the outstanding shares of the Series. The financial statement of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 1999, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.07 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and assume the expenses of the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.20% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At May 31, 1999, there were no previously waived fees subject to future reimbursement to the Advisor.

D. INVESTMENTS:

    At May 31, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..........................         --
Gross Unrealized Depreciation..........................  $ (11,738)
                                                         ---------
Net....................................................  $ (11,738)
                                                         ---------
                                                         ---------

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 1999.

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES        VALUE+
                                                         ------------  ------------
UNITED STATES -- (98.1%)
COMMON STOCKS -- (98.1%)
 *1-800 CONTACTS, Inc..................................           800  $     17,750
 *3-D Systems Corp.....................................        10,400        58,825
 *3D0 Co...............................................        23,200       121,075
 *3Dfx Interactive, Inc................................        17,943       346,524
 *4Front Software International, Inc...................         9,500        95,594
 *#7Th Level, Inc......................................        22,100       130,528
 *800-Jr Cigar, Inc....................................        10,400        95,225
 *8X8, Inc.............................................        13,500        62,859
 *#A Consulting Team, Inc..............................         4,400        35,750
 *A.C. Moore Arts & Crafts, Inc........................         2,000        13,500
 *AAON, Inc............................................         5,600        59,325
 AAR Corp..............................................        22,000       434,500
 ABC Bancorp...........................................         5,125        71,750
 *ABC Rail Products Corp...............................         8,100       118,209
 ABM Industries, Inc...................................        15,600       426,075
 *ABR Information Services, Inc........................        28,700       725,572
 *ACSYS, Inc...........................................         2,500        10,078
 *ACT Manufacturing, Inc...............................         7,300       103,569
 *ACT Networks, Inc....................................         9,400       189,762
 *ACX Technologies, Inc................................        27,600       343,275
 *ADE Corp.............................................        11,800       114,681
 *AEP Industries, Inc..................................         6,500       245,781
 *AFC Cable Systems, Inc...............................        11,125       381,727
 *AG Services America, Inc.............................         4,700        83,425
 *AMC Entertainment, Inc...............................        17,500       297,500
 *AML Communications, Inc..............................         5,600         8,487
 *AMX Corp.............................................         8,000        85,250
 *APAC Teleservices, Inc...............................        46,500       172,922
 *ARI Network Services, Inc............................         1,700         6,481
 *ARIS Corp............................................         2,100        18,047
 *ARV Assisted Living, Inc.............................        15,700        60,837
 ASB Financial Corp....................................         1,000        11,500
 *ASV, Inc.............................................         3,750        73,008
 *ATMI, Inc............................................        19,400       425,587
 *ATS Medical, Inc.....................................        15,700       120,694
 *AVT Corporation......................................        12,500       417,969
 #Aames Financial Corp.................................        30,975        44,527
 Aaron Rents, Inc. Class A.............................         1,500        24,000
 Aaron Rents, Inc. Class B.............................        14,400       273,600
 *Aavid Thermal Technologies, Inc......................         7,400       148,000
 *Abacus Direct Corp...................................         7,800       571,594
 *Abaxis, Inc..........................................        12,300        26,522
 Abington Bancorp, Inc.................................         3,800        54,744
 *Abiomed, Inc.........................................         7,000       112,437
 *#Able Telcom Holding Corp............................         9,000        65,531
 Abrams Industries, Inc................................           200           787
 *Abraxas Petroleum Corp...............................         4,200         8,925
 *#Acacia Research Corp................................         9,100        46,353
 *Accel International Corp.............................         6,000        12,187
 *Accelr8 Technology Corp..............................         6,500        17,672
 *Acceptance Insurance Companies, Inc..................        13,100       205,506
 *Acclaim Entertainment, Inc...........................        51,700       333,627
 *Ace Cash Express, Inc................................         8,800       129,800
 *Ace Comm Corp........................................         8,900        34,209

                                                               SHARES        VALUE+
                                                         ------------  ------------

 Aceto Corp............................................         5,900  $     69,325
 Ackerley Group, Inc...................................        19,400       366,175
 *Acme Electric Corp...................................         3,000        16,312
 *Acme Metals, Inc.....................................        11,000         3,355
 *Acme United Corp.....................................         1,300         2,600
 *Acorn Products, Inc..................................         5,300        28,156
 *Actel Corp...........................................        19,100       245,912
 *#Action Performance Companies, Inc...................        14,600       555,712
 *Active Apparel Group, Inc............................         1,500         4,031
 *Active Voice Corp....................................         3,300        45,375
 *Activision, Inc......................................        22,100       296,278
 *#Actrade International, Ltd..........................         7,400        96,894
 *Acuson Corp..........................................        28,000       434,000
 *Adac Laboratories....................................        20,066       159,901
 *#Adam Software, Inc..................................         4,400        72,050
 Adams Resources & Energy, Inc.........................         3,100        24,025
 *Adaptive Broadband Corp..............................        15,000       237,187
 *Adept Technology, Inc................................         6,800        49,512
 *Adflex Solutions, Inc................................         7,900        18,022
 *Administaff, Inc.....................................        13,100       209,600
 *Adrien Arpel, Inc....................................         4,500           647
 *Advance Lighting Technologies, Inc...................        18,100       129,811
 *Advance Paradigm, Inc................................         9,300       449,306
 *#Advanced Aerodynamics & Structures, Inc.............         5,000        17,031
 *Advanced Communications Group, Inc...................        15,900       159,994
 *Advanced Communications Systems, Inc.................         5,100        61,837
 *Advanced Digital Information Corp....................         8,800       238,425
 *Advanced Energy Industries, Inc......................        20,300       503,694
 *Advanced Fibre Communications........................        25,000       260,156
 *#Advanced Health Corp................................         9,000        41,203
 *Advanced Magnetics, Inc..............................         6,000        23,250
 Advanced Marketing Services, Inc......................         7,650       120,009
 *Advanced Materials Group, Inc........................           237           204
 *Advanced Neuromodulation Systems, Inc................         6,700        45,644
 *Advanced Polymer Systems, Inc........................        17,800        89,556
 *Advanced Radio Telecom Corp..........................        24,800       279,000
 *Advanced Technical Products, Inc.....................           500         6,625
 *#Advanced Tissue Sciences, Inc.......................        37,200       142,987
 Advanta Corp. Class A.................................         9,300       161,297
 Advanta Corp. Class B Non-Voting......................        14,900       209,066
 *Advantica Restaurant Group, Inc......................        48,400       223,094
 *Advent Software, Inc.................................         6,000       418,125
 Advest Group, Inc.....................................         7,200       150,300
 *Advo, Inc............................................        20,400       404,175
 *Advocat, Inc.........................................         5,200        10,725
 *Aegis Communications Group...........................        18,300        19,730
 *Aehr Test Systems....................................         5,500        21,828
 *#Aerial Communications, Inc..........................        26,200       286,562
 *Aeroflex, Inc........................................        15,600       227,175
 *Aerosonic Corp. DE...................................         3,200        44,800
 *Aerovox, Inc.........................................         4,200         9,975
 *Aetrium, Inc.........................................         7,400        57,581
 *Aftermarket Technology Corp..........................        18,000       196,875

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Ag-Chem Equipment Co., Inc...........................         7,600  $     86,450
 Agco Corp.............................................        47,100       547,537
 *#Agribiotech, Inc....................................        39,200       251,737
 *Agribrands International, Inc........................         4,000       139,750
 *#Agritope, Inc.......................................         2,040         3,315
 Air Express International Corp........................        23,875       599,859
 *Air Methods Corp.....................................         8,300        17,897
 *Airgas, Inc..........................................        18,300       209,306
 *Airnet Systems, Inc..................................        11,300       119,356
 *Airtran Holdings, Inc................................        62,700       295,866
 *Akorn, Inc...........................................        16,000        74,500
 *Aksys, Ltd...........................................        10,100        49,711
 Alabama National Bancorporation.......................        10,300       248,166
 Alamo Group, Inc......................................         8,700        79,931
 *Alaris Medical, Inc..................................        63,200       313,037
 *Albany International Corp. Class A...................        32,259       756,070
 Alba-Waldensian, Inc..................................           900        23,512
 *Alcide Corp..........................................         2,300        43,556
 *Aldila, Inc..........................................        13,900        27,366
 *Alexion Pharmaceuticals, Inc.........................        12,100       116,462
 Alfa Corp.............................................        28,500       483,609
 *#Algos Pharmaceutical Corp...........................        17,000       377,187
 Alico, Inc............................................         6,300       101,587
 *Align-Rite International, Inc........................         2,800        36,400
 *Alkermes, Inc........................................        21,100       519,587
 *All American Semiconductor, Inc......................         7,100         5,436
 *Allcity Insurance Co.................................           200         1,825
 Allen Organ Co. Class B...............................           200         7,200
 *Allen Telecom, Inc...................................        27,400       285,987
 Alliance Bancorp......................................        11,455       279,574
 *Alliance Gaming Corp.................................         8,265        33,318
 *Alliance Pharmaceuticals Corp........................        30,900        90,769
 *Alliance Semiconductor Corp..........................        41,500       198,422
 *Allied Healthcare Products, Inc......................         6,700        13,191
 *Allied Holdings, Inc.................................         5,900        42,037
 Allied Products Corp..................................        10,650        55,247
 *Allied Research Corp.................................         4,300        30,369
 *Allin Communications Corp............................         5,000        13,437
 *#Allou Health & Beauty Care, Inc. Class A............         3,700        26,131
 *Allstate Financial Corp..............................         1,600        10,225
 *Alltrista Corp.......................................         4,653       127,376
 *Alpha Industries, Inc................................        14,400       501,750
 *Alpha Microsystems, Inc..............................        10,100        76,066
 *Alpha Technologies Group, Inc........................         5,200        19,012
 *Alphanet Solutions, Inc..............................         5,800        23,019
 *Alpine Group, Inc....................................        15,736       253,743
 *#Alta Gold Co........................................        17,400         8,700
 *Alteon, Inc..........................................        16,200        12,909
 *Alternative Resources Corp...........................        14,300       109,484
 *#Alterra Healthcare Corp.............................        19,700       241,325
 *#Alydaar Software Corp...............................         8,500        31,875
 *#Alyn Corp...........................................         9,000        20,391
 Ambanc Holding Co., Inc...............................         8,300       144,472
 *Ambassadors, Inc.....................................           700         9,975
 Amcast Industrial Corp................................         8,300       139,544
 Amcol International Corp..............................        25,500       361,781
 Amcore Financial, Inc.................................        26,175       552,947
 *Amedisys, Inc........................................         1,400         3,106
 *Amerco, Inc..........................................        18,100       447,975
 *America Online, Inc..................................         1,135       135,522
 *America Services Group, Inc..........................         3,200        38,200
                                                               SHARES        VALUE+
                                                         ------------  ------------

 American Bancorporation Ohio..........................           400  $      7,700
 American Bank of Connecticut..........................         3,200        67,200
 *#American Banknote Corp..............................        19,800         7,425
 American Biltrite, Inc................................         1,900        38,950
 American Business Products, Inc.......................        14,100       224,719
 *American Claims Evaluation, Inc......................         1,000         2,000
 *American Classic Voyages Co..........................        14,300       251,144
 *American Coin Merchandising, Inc.....................         5,200        37,375
 *American Ecology Corp................................         5,250        14,766
 *American Freightways Corp............................        31,600       553,987
 *American Healthcorp, Inc.............................         6,400        52,400
 American Heritage Life Investment Corp................        25,100       583,575
 *American Homepatient, Inc............................        15,000        29,766
 *American Homestar Corp...............................        17,530       128,188
 *American Indemnity Financial Corp....................           800        11,025
 *#American International Petroleum Corp...............        35,800        38,597
 *American Italian Pasta CO............................        16,200       445,500
 *American Medical Electronics, Inc. (Escrow-Bonus)....         4,400             0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................         4,400             0
 American Medical Security Group, Inc..................        13,600       126,650
 *#American Mobile Satellite Corp......................        28,300       400,622
 *American Oncology Resources, Inc.....................        34,200       347,344
 *American Pacific Corp................................         7,400        60,125
 *American Pad & Paper Co..............................        25,000        58,594
 *American Physician Partners, Inc.....................        16,000        97,500
 *American Physicians Services Group, Inc..............         2,200         7,906
 *American Precision Industries, Inc...................         7,300        82,581
 *American Retirement Corp.............................        17,000       287,937
 *American Science & Engineering, Inc..................         6,500        59,312
 *American Shared Hospital Services....................           600         1,725
 *American Software, Inc. Class A......................        17,900        52,022
 American States Water Company.........................         6,300       168,131
 *American Superconductor Corp.........................        18,300       232,181
 *American Technical Ceramics Corp.....................         3,500        23,844
 *#American Wagering, Inc..............................         6,900        40,106
 American Woodmark Corp................................         6,260       233,967
 Americana Bancorp, Inc................................         1,760        27,885
 *Amerihost Properties, Inc............................         4,200        15,947
 *AmeriLink Corp.......................................         2,900        42,412
 *Amerin Corp..........................................        24,800       664,950
 *Ameripath, Inc.......................................        16,900       153,420
 *#Ameristar Casinos, Inc..............................        18,300        64,622
 Ameron, Inc...........................................         3,600       155,025
 Amerus Life Holdings, Inc. Class A....................         4,044       104,386
 *Ames Department Stores, Inc..........................        20,400       835,762
 Ametek, Inc...........................................         1,100        25,231
 *Amistar Corp.........................................         1,600         3,100
 Ampco-Pittsburgh Corp.................................        11,900       148,750
 *Ampex Corp. Class A..................................        36,400       161,525
 *Amphenol Corp........................................        13,900       522,987
 Amplicon, Inc.........................................         4,100        56,119
 *Amrep Corp...........................................         4,600        26,306
 *Amresco, Inc.........................................        45,600       310,650
 *Amsurg Corp. Class A.................................           589         3,902
 *Amsurg Corp. Class B.................................         3,800        25,412
 *Amtran, Inc..........................................        11,700       274,950

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Amwest Insurance Group, Inc...........................         1,694  $     17,363
 *Amylin Pharmaceuticals, Inc..........................        33,500        43,445
 *Anadigics, Inc.......................................        13,250       328,766
 Analogic Corp.........................................        10,900       355,272
 *Analogy, Inc.........................................         8,600        24,994
 *Analysis & Technology, Inc...........................         1,200        30,675
 Analysts International Corp...........................        22,500       358,594
 *#Analytical Surveys, Inc.............................         6,100       147,925
 *Anaren Microwave, Inc................................         4,400        95,837
 Anchor Bancorp Wisconsin, Inc.........................        16,000       265,500
 *Anchor Gaming, Inc...................................         5,300       237,672
 Andean Development Corp...............................         2,000         2,062
 Andersons, Inc........................................         8,200       106,087
 Andover Bancorp, Inc. DE..............................         5,900       174,787
 *Andrea Electronics Corp..............................        10,000        69,375
 *Anesta Corp..........................................        10,500       187,031
 *#Angeion Corp........................................         2,420         4,878
 *Anicom, Inc..........................................        23,600       217,562
 *Anika Therapeutics, Inc..............................         3,900        20,902
 *Anixter International, Inc...........................        12,000       212,250
 *Ansoft Corp..........................................        11,400        89,775
 *Ansys, Inc...........................................        12,600       114,187
 *Antec Corp...........................................         9,850       288,420
 *Apex PC Solutions, Inc...............................        15,000       269,062
 *#Aphton Corp.........................................        12,800       145,600
 Apogee Enterprises, Inc...............................        37,600       452,375
 *Apple Orthodontix, Inc...............................        10,000        20,000
 Applebees International, Inc..........................        30,300       894,797
 *Applied Digital Access, Inc..........................        12,800        53,800
 *Applied Extrusion Technologies, Inc..................        11,000        83,875
 *Applied Films Corp...................................         2,000         7,375
 *Applied Graphics Technologies, Inc...................        24,300       263,503
 *Applied Imaging Corp.................................         5,900         8,481
 Applied Industrial Technologies, Inc..................        24,850       420,897
 *Applied Innovation, Inc..............................        14,200        55,469
 *Applied Magnetics Corp...............................        12,000        36,000
 *Applied Microsystems Corp............................         6,000        18,281
 *Applied Science & Technology, Inc....................         8,500       121,391
 *Applied Signal Technologies, Inc.....................         7,700        69,300
 *Applix, Inc..........................................         8,600        46,762
 *Apria Healthcare Group, Inc..........................        15,800       325,875
 *Aqua Alliance, Inc...................................        47,800       113,525
 *Aquagenix, Inc.......................................         3,200         2,850
 Aquarion Co...........................................         7,900       245,394
 *Aquila Biopharmaceuticals, Inc.......................         6,330        12,067
 *Arabian Shield Development Co........................           200           216
 *Aradigm Corp.........................................        15,400       106,837
 *Arcadia Financial, Ltd...............................        39,100       290,806
 Arch Coal, Inc........................................        11,100       162,337
 *#Arch Communications Group, Inc......................        17,600        42,625
 Arctic Cat, Inc.......................................        20,100       168,337
 *Ardent Software, Inc.................................        16,145       324,918
 Area Bancshares Corp..................................         6,500       158,234
 Argonaut Group, Inc...................................        21,500       576,469
 *Argosy Gaming Corp...................................        24,500       196,000
 *Arguss Holdings, Inc.................................         2,600        46,394
 *Ariad Pharmaceuticals, Inc...........................        16,300        24,195
 *Ariel Corp...........................................         9,300        28,481
 *Ark Restaurants Corp.................................         2,700        27,337
 *Arkansas Best Corp...................................        17,600       157,300
 Arm Financial Group, Inc. Class A.....................        29,100       436,500
 *Armco, Inc...........................................       107,900       694,606
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Armor Holdings, Inc..................................        13,200  $    137,775
 Arnold Industries, Inc................................        23,400       387,562
 *Aronex Pharmaceuticals, Inc..........................        18,000        80,437
 *Arqule, Inc..........................................        10,000        45,000
 *Arrhythmia Research Technology, Inc..................         1,800         2,250
 *Arrow Automotive Industries, Inc.....................         1,000             1
 Arrow Financial Corp..................................         5,242       140,223
 Arrow International, Inc..............................        30,900       788,916
 *Artecon, Inc.........................................         4,900         9,953
 *Artesyn Technologies, Inc............................        38,900       819,331
 *Arthrocare Corp......................................         8,000       158,000
 *Artisan Components, Inc..............................        10,700        77,909
 *Artisoft, Inc........................................        13,100        55,880
 *Artra Group, Inc.....................................         6,000        61,125
 *Arts Way Manufacturing Co., Inc......................           200           962
 *Asante Technologies, Inc.............................         7,200         5,062
 Asarco, Inc...........................................        17,000       273,062
 *Ascent Assurance, Inc................................           109             0
 *Ascent Entertainment Group, Inc......................        27,500       314,531
 *Ascent Pediatrics, Inc...............................           100           242
 *Asche Transportation Services, Inc...................         4,100        16,528
 *Ashworth, Inc........................................        13,300        65,253
 *Aspect Development, Inc..............................        12,200       173,087
 *Aspect Telecommunications Corp.......................        10,300        86,906
 *Aspen Technology, Inc................................        23,900       250,203
 *Assisted Living Concepts, Inc........................        15,600        45,825
 *Astea International, Inc.............................        12,100        35,922
 *Astec Industries, Inc................................        15,800       587,562
 Astro-Med, Inc........................................         4,500        29,812
 *Astronics Corp.......................................         4,312        38,269
 *AstroPower, Inc......................................         6,000        78,562
 *#Asymetrix Learning Systems, Inc.....................         4,500        18,562
 *Asyst Technologies, Inc..............................        10,900       213,912
 Atalanta Sosnoff Capital Corp.........................         7,700        76,037
 *Athey Products Corp..................................         2,940         7,258
 *Atlantic American Corp...............................        17,000        73,844
 *Atlantic Bank and Trust Co...........................         3,600        74,925
 *Atlantic Coast Airlines, Inc.........................        17,100       299,784
 *Atlantic Data Services, Inc..........................        14,000        55,781
 *Atlantic Premium Brands, Ltd.........................         2,000         4,625
 *Atlantis Plastics, Inc...............................         3,300        47,437
 *Atrion Corp..........................................         1,950        18,769
 *Atrix Labs, Inc......................................        10,200        84,787
 *Atwood Oceanics, Inc.................................        12,300       356,700
 *Audiovox Corp. Class A...............................        13,900       120,756
 *Ault, Inc............................................         3,900        37,781
 *#Aura Systems, Inc...................................        48,000        12,750
 *Aurora Biosciences Corp..............................        14,000        79,187
 *Auspex Systems, Inc..................................        25,000       272,656
 Authentic Fitness Corp................................        23,000       378,062
 *#Autobond Acceptance Corp............................         5,900         6,637
 Autocam Corp..........................................         4,560        53,295
 *Autocyte, Inc........................................         9,000        64,687
 *Autoimmune, Inc......................................        13,100        29,270
 *Autologic Information International, Inc.............         2,300        11,069
 *Automobile Protection Corp...........................        10,500       107,953
 *Autote Corp. Class A.................................        28,758        73,692
 Avado Brands, Inc.....................................        33,200       301,394
 *Avalon Holding Corp. Class A.........................         1,550        10,559
 *#Avanir Pharmaceuticals Class A......................        25,300        26,486
 *Avant Corp...........................................        42,700       519,072

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Avant Immunotherapeutics, Inc........................        29,975  $     37,937
 *Avatar Holdings, Inc.................................         5,500       102,094
 *#Avatex Corp.........................................         6,300         3,937
 Avert, Inc............................................         2,300        14,016
 *Avi Biopharma, Inc...................................         1,000         3,469
 *Aviall, Inc..........................................        17,700       277,669
 *Aviation Sales Co....................................        12,457       479,594
 *Avid Technology, Inc.................................        22,100       362,578
 *Avigen, Inc..........................................         6,600        40,837
 *Avista Corp..........................................         5,800       104,762
 *Avondale Industries, Inc.............................        11,600       423,400
 *Avteam, Inc. Class A.................................         8,500        60,828
 *Axent Technologies, Inc..............................        20,400       253,087
 *Axiohm Transaction Solutions, Inc....................         5,832        23,328
 *Axsys Technologies, Inc..............................         2,500        31,094
 *Axys Pharmaceuticals, Inc............................        37,800       135,844
 *Aztar Corp...........................................        45,200       305,100
 Aztec Manufacturing Co................................         5,000        50,312
 *BCT International, Inc...............................         2,700         6,792
 *BEI Electronics, Inc.................................         6,000         6,937
 BEI Technologies, Inc.................................         5,100        50,841
 *BFX Hospitality Group, Inc...........................         4,600         6,469
 BHA Group Holdings, Inc. Class A......................         5,856        57,096
 *BI, Inc..............................................         6,400        58,800
 *#BLC Financial Services, Inc.........................         5,000        10,625
 BMC Industries, Inc...................................        26,700       268,669
 BSB Bancorp, Inc......................................         8,600       218,762
 BT Financial Corp.....................................         9,770       262,569
 *BTG, Inc.............................................         7,900        56,781
 *BTU International, Inc...............................         6,500        26,812
 *BWAY Corp............................................         6,900        98,325
 *Bacou USA, Inc.......................................        11,300       184,331
 Badger Meter, Inc.....................................         1,800        60,525
 *Badger Paper Mills, Inc..............................         1,000         7,203
 Bairnco Corp..........................................         8,300        57,581
 Baker (J.), Inc.......................................        12,500        90,625
 *Baker (Michael) Corp.................................         3,900        28,275
 *Balance Bar Co.......................................         3,000        16,969
 Balchem Corp..........................................         1,800        10,350
 Baldor Electric Co....................................        11,733       225,860
 *Baldwin Piano & Organ Co.............................         1,300         9,912
 *Baldwin Technology, Inc. Class A.....................        13,500        48,937
 *Ballantyne Omaha, Inc................................        12,127        93,984
 Ballard Medical Products..............................        27,400       650,750
 *Bally Total Fitness Holding Corp.....................        23,675       605,192
 *Baltek Corp..........................................         1,500        14,812
 Bancfirst Ohio Corp...................................         6,300       155,531
 *Bancinsurance Corp...................................         4,305        23,947
 Bancorp Connecticut, Inc..............................         4,100        66,369
 Bandag, Inc...........................................         9,800       337,487
 Bandag, Inc...........................................        11,000       314,875
 *Bangor Hydro-Electric Co.............................         6,500        91,812
 Bank of Granite Corp..................................         9,450       225,028
 *Bank Plus Corp.......................................        17,400        90,806
 *Bank United Financial Corp. Class A..................         3,500        31,555
 Bank West Financial Corp..............................         1,600        17,050
 #BankAtlantic Bancorp, Inc. Class A...................         8,600        62,887
 BankAtlantic Bancorp, Inc. Class B....................         8,300        66,141
 BankNorth Group, Inc. DE..............................        20,800       555,750
 Banta Corp............................................         2,700        66,150
 *Banyan System, Inc...................................        18,100       200,231
 Barnes Group, Inc.....................................        17,900       412,819
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Barnett, Inc.........................................           500  $      4,562
 *Barnwell Industries, Inc.............................           400         4,625
 *Barra, Inc...........................................        12,200       295,469
 *Barrett Business Services, Inc.......................         5,800        49,300
 *Barringer Technologies, Inc..........................         6,800        37,612
 *Barry (R.G.) Corp....................................         8,832        71,208
 *#Base Ten Systems, Inc. Class A......................         8,600         7,122
 *Basin Exploration, Inc...............................        12,500       209,766
 Bassett Furniture Industries, Inc.....................        11,800       280,619
 Battle Mountain Gold Co...............................       115,000       280,312
 Bay View Capital Corp.................................        18,200       327,600
 *Baycorp Holdings, Ltd................................         5,500        19,594
 *Bayou Steel Corp. Class A............................         9,600        34,800
 *Be Aerospace, Inc....................................        24,400       437,675
 Beauticontrol Cosmetics, Inc..........................         5,400        25,987
 *Beazer Homes USA, Inc................................         6,000       133,500
 *Bel Fuse, Inc. Class A...............................         1,750        56,984
 Bel Fuse, Inc. Class B................................         1,750        51,297
 *Belco Oil & Gas Corp.................................        31,600       250,825
 Belden, Inc...........................................        21,900       516,019
 *Bell Industries, Inc.................................         7,620        78,105
 *Bell Microproducts, Inc..............................         8,800        62,287
 *Bellwether Exploration Co............................        11,300        52,262
 *Ben & Jerry's Homemade, Inc. Class A.................         5,100       143,597
 *Benchmark Electronics, Inc...........................        10,500       315,000
 *Benihana, Inc........................................         1,000        14,125
 *Bentley Pharmaceuticals, Inc.........................         3,460        10,380
 *Benton Oil & Gas Co..................................        16,000        56,000
 *Bergen Brunswig Corp. Class A........................        17,270       379,940
 Berkshire Energy Resources............................         1,000        20,719
 *Berlitz International, Inc...........................         4,700       100,169
 Berry Petroleum Corp. Class A.........................        19,000       270,750
 *Beverly Enterprises..................................        32,000       232,000
 *Big 4 Ranch, Inc.....................................         3,200             0
 *Big Flower Holdings, Inc.............................        19,800       616,275
 *Billing Information Concepts Corp....................        35,600       446,112
 Bindley Western Industries, Inc.......................         5,266       158,638
 *Binks Sames Corp.....................................         1,500        25,125
 *Bio Technology General Corp..........................        53,300       376,431
 *#Bio Vascular, Inc...................................         8,100        22,402
 *Bioanalytical Systems, Inc...........................         4,000        16,000
 *Biocryst Pharmaceuticals, Inc........................        14,000       112,875
 *#Biofield Corp.......................................         9,000         1,153
 *Bio-Logic Systems Corp...............................         2,100         7,416
 *#Biomatrix, Inc......................................        18,800       575,750
 *Bionova Holdings Corp................................         1,270         4,564
 *Bionx Implants, Inc..................................        10,000        45,937
 *#Bio-Plexus, Inc.....................................         2,700        12,994
 *Bio-Rad Laboratories, Inc. Class A...................         8,300       233,956
 *BioReliance Corp.....................................         3,000        19,969
 *Biosite Diagnostics, Inc.............................        10,000        99,687
 *Biosource International, Inc.........................         5,200        25,350
 *Biospecifics Technologies Corp.......................         3,000         9,562
 *#Biospherics, Inc....................................         6,500        50,070
 Birmingham Steel Corp.................................        14,300        73,287
 *Black Box Corp.......................................        15,300       699,019
 *Black Hawk Gaming & Development, Inc.................         3,600        30,712
 Black Hills Corp......................................        19,550       449,650
 Blair Corp............................................         6,700       115,156
 Blanch (E.W.) Holdings, Inc...........................        11,500       736,000

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Blimpie International.................................         8,600  $     22,575
 *Blonder Tongue Laboratories, Inc.....................         7,500        49,687
 *Bluegreen Corp.......................................        21,295       119,784
 Bob Evans Farms, Inc..................................         1,400        26,994
 *Boca Research, Inc...................................         7,900        69,989
 *#Bogen Communications International, Inc.............         1,400        10,062
 *Bolder Technologies Corp.............................         8,600        76,594
 *Bolle, Inc...........................................         6,161        17,905
 *Bolt Technology Corp.................................         4,500        28,687
 *Bombay Co., Inc......................................        20,000       122,500
 *Bonded Motors, Inc...................................         1,800         5,287
 *Bone Care International, Inc.........................         2,250        22,078
 *Bontex, Inc..........................................           200           437
 *Bon-Ton Stores, Inc..................................        10,800        68,850
 *#Books-a-Million, Inc................................        15,400       127,050
 *Borg-Warner Security Corp............................        23,500       383,344
 Boston Acoustics, Inc.................................         3,750        68,437
 *Boston Beer Company, Inc. Class A....................         6,300        52,369
 *Boston Biomedical, Inc...............................         3,300        12,581
 *#Boston Chicken, Inc.................................        27,200        16,320
 *Boston Communications Group, Inc.....................        11,000       103,125
 Bostonfed Bancorp, Inc................................         3,800        68,400
 Bowne & Co., Inc......................................        34,600       579,550
 *Boyd Gaming Corp.....................................        61,800       366,937
 *Bradley Pharmaceuticals, Inc. Class A................         1,500         2,086
 Brady (W.H.) Co. Class A..............................        20,700       518,794
 *Brauns Fashions Corp.................................         3,200        35,400
 *Brazos Sportswear, Inc...............................           230            23
 *#Breed Technologies, Inc.............................        36,800       121,900
 Brenton Banks, Inc....................................        18,796       323,070
 *Bridgeport Macs, Inc.................................         5,100        46,219
 *Bridgestreet Accomodations, Inc......................         7,200        25,200
 Bridgford Foods Corp..................................         4,482        46,781
 *Brigham Exploration Co...............................         3,000         7,687
 *Brightpoint, Inc.....................................        46,700       264,877
 *Brilliant Digital Entertainment, Inc.................         8,500        57,375
 *Brite Voice Systems, Inc.............................        12,100       157,300
 *#Britesmile, Inc.....................................         6,100        65,194
 Broad National Bancorporation.........................         3,492        84,470
 *#Broadband Technologies, Inc.........................        10,599        23,684
 *Broadway & Seymour, Inc..............................         8,300        47,984
 *Brookdale Living Communities.........................        15,400       217,044
 #Brooke Group, Ltd....................................        20,900       506,825
 Brookline Bancorp, Inc................................         7,400        86,487
 *Brooks Automation, Inc...............................         9,900       181,294
 *Brookstone, Inc......................................         8,000       120,250
 *Brooktrout Technology, Inc...........................         9,300       174,084
 *Brothers Gourmet Coffees, Inc........................         6,771           142
 *Brown & Sharpe Manufacturing Co. Class A.............        11,500        63,250
 *Brown (Tom), Inc.....................................        26,300       341,078
 Brown and Brown, Inc..................................        12,150       433,603
 Brown Shoe Company, Inc...............................        18,000       342,000
 *Brunswick Technologies, Inc..........................         4,600        28,031
 Brush Wellman, Inc....................................        14,900       252,369
 Bryn Mawr Bank Corp...................................           800        20,750
 *Buckeye Technology, Inc..............................        27,700       451,856
 *Buckhead America Corp................................           900         5,625
 *Buckle, Inc..........................................        19,800       548,212
 *Budget Group, Inc....................................        25,500       341,062
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Buffets, Inc.........................................        45,686  $    479,703
 *Builders Transport, Inc..............................         1,800            40
 *Building Materials Holding Corp......................        10,600       123,887
 *Bull Run Corp. GA....................................        21,300        85,866
 Burlington Coat Factory Warehouse Corp................        26,380       445,162
 *Burlington Industries, Inc...........................        51,900       509,269
 *Burr Brown Corp......................................        28,062       896,230
 *Bush Boake Allen, Inc................................        17,400       501,337
 Bush Industries, Inc. Class A.........................         4,600        68,137
 *Business Resource Group..............................         2,400         8,025
 *Butler International, Inc............................         5,800       115,819
 Butler Manufacturing Co...............................         5,400       151,875
 C & D Technologies, Inc...............................        11,200       305,900
 *C-COR Electronics, Inc...............................         8,200       195,519
 *C-Cube Microsystems, Inc.............................        25,400       635,794
 *#C-Phone Corp........................................         6,400        14,100
 *C.P. Clare Corp......................................         9,400        34,369
 *C3, Inc..............................................         4,500        68,906
 *CB Richard Ellis Services, Inc.......................        18,900       366,187
 *CCA Industries, Inc..................................         4,300         5,442
 CCBT Bancorp, Inc.....................................         6,400       104,800
 *CCC Information Services Group, Inc..................        24,100       302,003
 *CD Radio, Inc........................................        10,000       225,000
 *CDI Corp.............................................        17,900       579,512
 *#CDNOW/N2K, Inc......................................        16,900       302,616
 *CE Software Holdings, Inc............................           580         2,628
 *CEM Corp.............................................         2,500        19,766
 *CET Environmental Services, Inc......................         3,500         5,031
 *CFI Proservices, Inc.................................         4,000        50,750
 *CFM Technologies, Inc................................         7,100        64,787
 CFSB Bancorp, Inc.....................................         5,516       139,292
 CFW Communications Co.................................        11,700       288,478
 *CMC Industries, Inc..................................         5,200        33,637
 CMI Corp. Class A.....................................        17,800       163,537
 CMP Media Group, Inc..................................        32,400       656,100
 *CMP Media, Inc. Class A..............................         6,400       249,000
 CNA Surety Corp.......................................        34,700       503,150
 CNBT Bancshares, Inc..................................         5,800        72,862
 *CNS Income...........................................        16,600        55,506
 CPAC, Inc.............................................         5,020        38,748
 CPB, Inc..............................................         6,800       140,250
 *CPI Aerostructures, Inc..............................           200           128
 CPI Corp..............................................         8,000       252,000
 *CPS Systems, Inc.....................................         7,000         7,437
 *CSP, Inc.............................................         3,061        20,949
 *CSS Industries, Inc..................................         9,300       251,100
 *CTB International Corp...............................         2,000        17,375
 *CTC Communications Corp. Class 1.....................         9,000       183,937
 CTG Resources, Inc....................................         7,800       199,387
 CTS Corp..............................................        16,400       918,400
 *CUNO, Inc............................................        14,500       267,344
 #CVB Financial Corp...................................        14,899       349,195
 *Cable Design Techologies Corp........................        27,225       384,553
 Cabot Oil & Gas Corp. Class A.........................        24,900       445,087
 *Cache, Inc...........................................         7,625        51,469
 *Caci International, Inc. Class A.....................         8,700       161,494
 *Cade Industries, Inc.................................        19,800        44,241
 *Cadence Design Systems, Inc..........................        18,051       232,407
 *Cadiz, Inc...........................................        30,400       309,700
 Cadmus Communications Corp............................         5,800        74,312
 *Cadus Pharmaceutical Corp............................         8,700         8,700

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Caere Corp...........................................        10,600  $    125,875
 Cagle's, Inc. Class A.................................         2,000        38,000
 *Cal Dive International, Inc..........................         5,000       123,125
 Calgon Carbon Corp....................................        31,000       176,312
 *Caliber Learning Network, Inc........................        10,000        44,062
 *#California Amplifier, Inc...........................         9,400        39,362
 *California Coastal Comm, Inc.........................         9,500        60,859
 *#California Culinary Academy, Inc....................         1,200         8,137
 *California Micro Devices Corp........................         8,400        18,637
 California Water Service Group........................        10,400       270,400
 *Callon Petroleum Co..................................         6,000        64,500
 *Calloways Nursery, Inc...............................         1,200         1,462
 Cal-Maine Foods, Inc..................................        10,800        58,725
 Cambrex Corp..........................................        24,100       542,250
 *Cambridge Heart, Inc.................................        10,800        71,887
 *Cameron Ashley Building Products, Inc................         8,400       100,800
 Cameron Financial Corp................................         1,300        17,225
 *Candela Laser Corp...................................         3,800        57,237
 *Candies, Inc.........................................        17,200        52,675
 *Canisco Resources, Inc...............................           500         1,797
 *Cannon Express, Inc. Class A.........................           900         3,150
 *Cannondale Corp......................................         6,900        61,669
 *Cantel Industries, Inc. Class B......................         3,100        17,244
 *Capital Pacific Holdings, Inc........................        11,600        37,700
 Capital Re Corp.......................................        30,700       500,794
 *Capital Senior Living Corp...........................        10,600       115,275
 Capitol Bancorp, Ltd..................................         3,706        63,349
 Capitol Transamerica Corp.............................        10,050       151,064
 Caraustar Industries, Inc.............................        22,900       601,841
 *Carbide/Graphite Group, Inc..........................         6,700        86,891
 Carbo Ceramics, Inc...................................         4,000        90,000
 *Cardiac Pathways Corp................................        10,000        10,625
 *#Cardima, Inc........................................         2,600         6,744
 *Cardiotech International, Inc........................         2,101         3,020
 *Career Blazers, Inc. Trust Units.....................           800             0
 *Career Education Corp................................           500        17,406
 *Carematrix, Inc......................................        15,800       234,531
 *Caretenders Healthcorp...............................         1,600         3,700
 *Carey International, Inc.............................         7,700       145,819
 *Caribiner International, Inc.........................        27,900       149,962
 *Carleton Corporation.................................         1,100         2,578
 *Carmike Cinemas, Inc. Class A........................         8,700       152,794
 Carolina First Corp...................................        17,610       482,624
 Carpenter Technology Corp.............................         5,000       142,500
 *Carreker-Antinori, Inc...............................        17,000       145,031
 *Carriage Services, Inc. Class A......................        10,000       170,625
 *Carrington Laboratories, Inc.........................         8,400        24,937
 *Carson, Inc..........................................         7,000        24,500
 Carter-Wallace, Inc...................................        32,900       594,256
 Cascade Corp..........................................        10,700       144,450
 Cascade Natural Gas Corp..............................         9,900       166,444
 *Casella Waste Systems, Inc.
   Class A.............................................        12,800       252,400
 Casey's General Stores, Inc...........................        36,800       493,350
 Cash America International, Inc.......................        22,600       286,737
 *Casino Data Systems..................................        14,400        53,550
 *Castle & Cooke, Inc..................................        13,700       214,062
 Castle (A.M.) & Co....................................        13,037       200,444
 *Castle Dental Centers, Inc...........................         6,300        42,131
 Castle Energy Corp....................................         2,400        44,700
 *Catalina Lighting, Inc...............................         5,100        22,950
                                                               SHARES        VALUE+
                                                         ------------  ------------

 *Catalyst International, Inc..........................         2,400  $     40,350
 *Catalytica, Inc......................................        31,700       378,419
 *Cathay Bancorp, Inc..................................         2,200        77,687
 *Catherines Stores Corp...............................         6,300        69,300
 Cato Corp. Class A....................................        21,300       280,228
 Cavalier Homes, Inc...................................        18,060       163,669
 *Cavanaughs Hospitality Corp..........................        15,000       143,437
 *Cec Entertainment Inc................................         7,200       272,250
 *Celadon Group, Inc...................................         6,000        59,625
 *Celebrity, Inc.......................................         1,300         3,047
 *Celeris Corp.........................................         9,400         8,519
 *Celeritek, Inc.......................................         5,000        26,875
 *Celestial Seasonings, Inc............................         6,600       128,287
 *#Celgene Corp........................................        14,200       233,412
 *#Cell Genesys, Inc...................................        28,452       136,925
 *Cell Pathways, Inc...................................         4,829        53,119
 *Cellegy Pharmaceuticals, Inc.........................         7,200        35,325
 *#Cellnet Data Systems, Inc...........................        41,900       369,244
 *Cellstar Corp........................................        59,000       459,094
 *#Cel-Sci Corp........................................         2,500         5,469
 Cenit Bancorp, Inc....................................         3,000        61,312
 *Centennial Bancorp...................................        15,063       176,049
 *Centennial Healthcare Corp...........................         9,500        52,547
 *Centigram Communications Corp........................         5,200        50,537
 Central Bancorp, Inc..................................         1,800        34,875
 *Central Garden & Pet Co..............................        29,500       401,016
 Central Hudson Gas & Electric Corp....................        11,200       472,500
 *Central Sprinkler Corp...............................         4,000        68,125
 Central Vermont Public Service Corp...................        10,300       122,956
 Centris Group, Inc....................................        11,400       110,437
 *Centura Software Corp................................         8,600         8,734
 Century Aluminum Co...................................        16,000       103,500
 Century Bancorp Income Class A........................         1,000        17,812
 *#Century Business Services, Inc......................        33,800       377,081
 *Cephalon, Inc........................................        28,600       388,781
 *Ceradyne, Inc........................................         6,900        28,031
 Cerberonics, Inc. Class A.............................           200         1,262
 *Ceres Group, Inc.....................................         2,100        21,525
 *Cerion Technologies, Inc.............................         3,500           875
 *Cerner Corp..........................................        28,400       568,887
 *Cerprobe Corp........................................         7,300        67,981
 *Chad Therapeutics....................................         8,000        14,500
 Champion Industries, Inc..............................         8,462        66,638
 *Championship Auto Racing Teams, Inc..................         7,000       235,375
 *Charming Shoppes, Inc................................        14,800        74,694
 *Chart House Enterprises, Inc.........................        10,600        58,300
 Chart Industries, Inc.................................        21,725       229,470
 *Charter Federal Savings Bank (Escrow)................         2,100             0
 Chartwell Re Corp.....................................        10,700       167,856
 *Chase Industries, Inc................................         9,000        75,375
 *Chattem, Inc.........................................         9,200       334,650
 *Chaus (Bernard), Inc.................................         9,400        22,912
 *Check Technology Corp................................         4,400         9,900
 *Checkpoint System, Inc...............................        21,000       191,625
 *Cheesecake Factory, Inc..............................        18,050       498,631
 Chemed Corp...........................................         9,100       295,181
 *Chemfab Corp.........................................         7,850       154,056
 Chemfirst, Inc........................................        14,700       350,044
 Chemical Financial Corp...............................        10,832       330,376

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Cherry Corp. Class A.................................         3,000  $     40,500
 *Cherry Corp. Class B.................................         1,800        24,581
 *Chesapeake Biological Laboratories, Inc. Class A.....         3,600         7,425
 Chesapeake Corp.......................................         2,000        72,125
 #Chesapeake Energy Corp...............................       109,570       232,836
 Chesapeake Utilities Corp.............................         3,700        66,600
 Chester Valley Bancorp................................           453         7,984
 *Chic by His, Inc.....................................         9,800        30,625
 Chicago Rivet & Machine Co............................           200         3,825
 *Chicos Fas, Inc......................................         8,200       185,525
 *#Childrens Broadcasting Corp.........................         4,700         7,123
 *Children's Comprehensive Services, Inc...............         8,650        52,711
 *Childrens PL Retail Stores, Inc......................        11,500       445,266
 *Childtime Learning Centers, Inc......................         3,300        41,250
 Chiquita Brands International, Inc....................        41,892       337,754
 *Chirex, Inc..........................................        10,600       319,656
 #Chittenden Corp......................................        14,366       418,410
 *#Chock Full O' Nuts Corp.............................        10,130       105,732
 *Cholestech Corp......................................        10,300        24,462
 *Chromcraft Revington, Inc............................         3,400        55,250
 *Chronimed, Inc.......................................        12,100        85,834
 Church & Dwight Co., Inc..............................        17,500       747,031
 *Chyron Corp..........................................        38,100        78,581
 *Cidco, Inc...........................................        12,600        77,962
 *Cima Laboratories, Inc...............................         8,600        27,950
 *Ciprico, Inc.........................................         4,400        38,362
 Circle International, Inc.............................        14,700       301,350
 *Circuit City Stores, Inc. - Carmax Group.............        18,300        88,069
 *Circuit Systems, Inc.................................         2,600         5,362
 *Cirrus Logic, Inc....................................        61,200       464,737
 *Citadel Holding Corp.................................         5,300        26,831
 *Citation Computer System, Inc........................         2,200         4,194
 *Citation Corp........................................        16,100       214,834
 *Citizens, Inc. Class A...............................        19,900       113,181
 City Holding Co.......................................         7,986       218,617
 *Civic Bancorp........................................         2,976        42,036
 Clarcor, Inc..........................................        24,350       447,431
 *Clarify, Inc.........................................        22,000       712,937
 *Clark (Dick) Productions, Inc........................         3,528        44,541
 *Clean Harbors, Inc...................................         9,300        15,984
 Cleveland Cliffs, Inc.................................        10,200       377,400
 *Clintrials Research, Inc.............................        15,900        67,078
 *#Closure Medical Corp................................        11,900       369,272
 *#CoCensys, Inc.......................................         2,200         2,269
 Coachmen Industries, Inc..............................        15,100       332,200
 *Coast Dental Services, Inc...........................         6,800        48,025
 *Coast Distribution System............................         4,000        11,500
 Coastal Bancorp, Inc..................................         5,250        84,328
 *Coastcast Corp.......................................         5,600        67,200
 *Cobra Electronic Corp................................         2,600        10,562
 Coca-Cola Bottling Co. Consolidated...................         5,200       283,075
 *Code-Alarm, Inc......................................           800           425
 *Coeur d'Alene Mines Corp. ID.........................        19,700        82,494
 *Coffee People, Inc...................................         3,000         5,953
 *Cogeneration Corporation of America..................         5,000        61,250
 *Cognitronics Corp....................................         2,500        40,000
 *Cognizant Technology Solutions Corp..................         2,000        49,875
 *Coherent, Inc........................................        23,700       383,644
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Cohesion Technologies, Inc...........................         6,300  $     35,437
 *Coho Energy, Inc.....................................        29,000        18,125
 Cohu, Inc.............................................         8,200       244,462
 *Coinmach Laundry Corp................................        12,600       155,137
 *Coinstar, Inc........................................        12,800       278,000
 *Cold Metal Products, Inc.............................         3,500         7,437
 *Coldwater Creek, Inc.................................         8,300       164,962
 *Cole (Kenneth) Productions, Inc. Class A.............         5,700       171,000
 *Cole National Corp. Class A..........................        15,300       140,569
 *Coleman, Inc.........................................         1,400        12,337
 Collagen Corp.........................................         6,300        86,231
 *Collagenex Pharmaceuticals, Inc......................         7,700        73,992
 Collins & Aikman Corp.................................        64,000       356,000
 Collins Industries, Inc...............................         6,500        37,984
 Colonial Gas Co.......................................         8,050       276,719
 *Colorado MEDtech, Inc................................         9,700       136,709
 *Columbia Banking System, Inc.........................         9,427       157,918
 *Columbia Laboratories, Inc...........................        28,700       251,125
 *Columbia Sportswear Co...............................         5,100        75,225
 *Columbus Energy Corp.................................         2,987        17,455
 Columbus McKinnon Corp................................        12,400       309,612
 *Com21, Inc...........................................         5,000        90,312
 *Comarco, Inc.........................................         3,400        67,469
 *Combichem, Inc.......................................         5,000        20,625
 *Comdial Corp.........................................         6,900        48,516
 *Comforce Corp........................................        13,877        46,835
 *Command Systems, Inc.................................         2,000         3,312
 Commercial Bancshares, Inc............................         1,504        33,840
 Commercial Bank of New York...........................         4,200        52,762
 Commercial Intertech Corp.............................        11,400       172,425
 Commercial Metals Co..................................        13,400       314,062
 Commercial National Financial Corp....................         2,600        49,400
 *Commodore Applied Technologies, Inc..................        13,902         3,910
 Commonwealth Bancorp, Inc.............................        14,500       235,172
 Commonwealth Industries, Inc..........................        14,400       156,150
 Communications Systems, Inc...........................         8,100       106,819
 Community Bank System, Inc............................         6,100       143,350
 Community Bankshares, Inc.............................           200         2,712
 Community Financial Corp..............................         1,200        11,700
 Community Financial Group, Inc........................         2,300        32,775
 *Community First Brokerage Co.........................         2,000        45,937
 Community Savings Bankshares, Inc.....................         7,973        99,164
 Community Trust Bancorp, Inc..........................         8,844       202,859
 Community West Bancshares.............................         3,600        37,575
 *Comnet Cellular, Inc.................................        20,400       408,000
 *Compass International Services Corp..................        11,000        72,531
 *Compdent Corp........................................         8,100       117,197
 *Competitive Technologies, Inc........................         4,400        32,450
 *Complete Business Solutions, Inc.....................        12,000       290,625
 *Comprehensive Care Corp..............................         2,500         1,289
 *Comptek Research, Inc................................         3,200        28,000
 *Compucom Systems, Inc................................        46,900       189,066
 *CompUSA, Inc.........................................        11,700        94,331
 *Computer Horizons Corp...............................        19,400       355,262
 *#Computer Learning Centers, Inc......................        15,600        76,537
 *Computer Motion, Inc.................................         7,300        64,787
 *Computer Network Technology Corp.....................        22,100       555,262
 *Computer Outsourcing Services, Inc...................         2,900        26,553
 Computer Task Group, Inc..............................        22,200       369,075
 *Comshare, Inc........................................         8,900        30,316

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Comstock Resources, Inc..............................        22,800  $     92,625
 *Comtech Telecommunications Corp......................         1,000         8,781
 *Concentra Managed Care, Inc..........................        47,100       688,837
 *Concord Camera Corp..................................         9,900        51,356
 *Concord Fabrics, Inc. Class A........................           700         3,062
 *Concurrent Computer Corp.............................        47,900       280,664
 *Condor Technology Solutions, Inc.....................         8,700        92,981
 *Conductus, Inc.......................................         4,900         9,494
 *Cone Mills Corp. NC..................................         6,100        37,744
 *Congoleum Corp. Class A..............................         3,200        27,200
 *Conmed Corp..........................................        15,075       512,079
 *Connect, Inc.........................................        12,000        44,062
 Connecticut Energy Corp...............................         9,200       345,575
 Connecticut Water Services, Inc.......................         3,600        86,400
 *Connitics Corp.......................................        15,600       109,200
 *Conso Products Co....................................         6,600        38,981
 *Consolidated Delivery and Logistics, Inc.............         6,000        24,750
 *Consolidated Freightways Corp........................        20,700       275,569
 *Consolidated Products, Inc...........................        23,326       431,531
 Consolidated Tokoma Land Co...........................         3,100        46,887
 *#Consumer Portfolio Services, Inc....................        18,700        36,231
 *#ContiFinancial Corp.................................        42,100       299,962
 *Continucare Corp.....................................        12,400         5,425
 *#Converse, Inc.......................................        17,300        74,606
 Cooker Restaurant Corp................................         9,200        57,500
 *Cooper Companies, Inc................................        13,400       304,012
 *Cooperative Bankshares, Inc..........................         1,400        16,362
 *Copart, Inc..........................................        26,600       478,800
 *Copley Pharmaceutical, Inc...........................        17,300       168,134
 *#Copytele, Inc.......................................        52,100       131,064
 *Cor Therapeutics, Inc................................        24,100       340,412
 *Coram Healthcare Corp................................        35,563        82,239
 *Core Materials Corp..................................         7,700        25,987
 *Core, Inc............................................         6,700        55,903
 *Corixa Corp..........................................         8,749       113,737
 *Cornell Corrections, Inc.............................         8,600       166,625
 *Corporate Express, Inc...............................        72,900       477,267
 *Correctional Services Corp...........................         9,612        82,303
 *Corrpro Companies, Inc...............................         6,375        63,352
 *Corsair Communications, Inc..........................        13,900        63,636
 *Cort Business Services Corp..........................        11,400       275,737
 Corus Bankshares, Inc.................................        14,600       465,375
 *Corvas International, Inc............................        13,600        27,412
 *Corvel Corp..........................................         1,000        39,625
 *Cosmetic Centers, Inc. Class C.......................           451           127
 *Cost Plus, Inc.......................................        13,200       493,350
 *Costilla Energy, Inc.................................         9,000         2,953
 *Cotelligent Group, Inc...............................        12,200       163,175
 Cotton States Life Insurance Co.......................         2,530        30,360
 *Counsel Corp.........................................         7,100        46,594
 Courier Corp..........................................         1,200        27,450
 *Covenant Transport, Inc. Class A.....................        12,600       150,806
 *Coventry Health Care, Inc............................        58,800       782,775
 Covest Bancshares, Inc................................         2,250        30,797
 *Coyote Network Systems, Inc..........................         2,172        16,290
 Craftmade International, Inc..........................         5,850        78,609
 *Craig (Jenny), Inc...................................        18,600        65,100
 *Craig Corp...........................................         2,400        18,150
 Crawford & Co. Class A................................           300         3,862
 Crawford & Co. Class B................................         4,700        64,625
 *Creative Biomolecules, Inc...........................        32,000       102,500
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Creative Computers, Inc..............................         9,100  $    273,853
 *Credence Systems Corp................................        16,450       486,303
 *Credit Acceptance Corp...............................        46,300       276,353
 *#Cree Research, Inc..................................        12,800       704,400
 *Crescent Operating, Inc..............................         9,100        50,334
 *Criticare Systems, Inc...............................         7,500        16,172
 Cross (A.T.) Co. Class A..............................        13,700        85,625
 Cross Timbers Oil Co..................................        42,850       463,316
 *Crossman Communities, Inc............................         8,850       230,930
 *Crown Central Petroleum Corp. Class A................         4,300        34,937
 *Crown Central Petroleum Corp. Class B................         4,700        38,775
 Crown Crafts, Inc.....................................         7,700        38,981
 *#Crown Resources Corp................................        12,400        20,731
 *Crown Vantage, Inc...................................         8,500        22,312
 *Crown-Andersen, Inc..................................         1,000         5,812
 *Cryolife, Inc........................................        12,100       149,737
 *Crystal Oil Co.......................................         1,200        38,850
 Cubic Corp............................................         8,000       193,000
 *Cubist Pharmaceuticals, Inc..........................        13,400        42,503
 Culp, Inc.............................................         6,000        49,500
 *Cunningham Graphics International, Inc...............         4,000        57,750
 *CuraGen Corp.........................................         5,400        30,544
 *Curative Health Services, Inc........................        11,400        77,306
 Curtiss-Wright Corp...................................         9,200       353,050
 *#CustomTracks Corp...................................        13,800       826,275
 *Cutter & Buck, Inc...................................         4,700       138,944
 *#Cyanotech Corp......................................        10,300         8,691
 *#Cybercash, Inc......................................        15,800       220,212
 *#Cyberguard Corp.....................................         6,100         6,100
 *Cyberonics, Inc......................................        15,500       177,766
 *Cyberoptics Corp.....................................         3,800        47,975
 *Cybex Corp...........................................        12,475       285,755
 *Cybex International, Inc.............................         8,700        47,850
 *#Cygnus, Inc.........................................        18,100       207,584
 *Cylink Corp..........................................        28,300       111,873
 *Cymer, Inc...........................................        28,600       522,844
 *Cypros Pharmaceutical Corp...........................        15,700        35,325
 *Cyrk, Inc............................................        13,200        87,862
 *Cytel Corp...........................................         4,142         7,378
 *Cytrx Corp...........................................         5,400        14,091
 *Cytyc Corp...........................................        15,200       313,500
 *D & K Healthcare Resources, Inc......................         3,200        75,300
 *D A Consulting Group, Inc............................         5,700        69,647
 *DBT Online, Inc......................................        16,580       596,880
 *DII Group, Inc.......................................        24,900       816,253
 *DM Management Co.....................................         8,500       136,797
 *#DRS Technologies, Inc...............................         5,496        48,433
 *DSET Corp............................................         8,000        98,500
 *DSP Communications, Inc..............................        27,700       851,775
 *DSP Group, Inc.......................................         8,400       222,862
 *DSP Technology, Inc..................................           800         7,150
 DT Industries, Inc....................................         8,100        77,709
 *DVI, Inc.............................................        15,200       236,550
 *Dailey International, Inc............................         4,900         3,675
 *Daily Journal Corp...................................           200         7,487
 *Dairy Mart Convenience Stores, Inc. Class A..........         1,600         6,200
 *Daisytek International Corp..........................        18,700       298,031
 *Daktronics, Inc......................................         2,600        27,625

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Dal-Tile International, Inc..........................        52,700  $    517,119
 *Damark International, Inc. Class A...................         5,100        50,203
 Dames & Moore, Inc....................................        16,200       255,150
 *Dan River, Inc. (GA) Class A.........................        22,700       208,556
 Daniel Industries, Inc................................        15,660       328,860
 *Danielson Holding Corp...............................         2,000        10,625
 *#Daou Systems, Inc...................................        15,900        97,387
 *Darling International, Inc...........................        15,600        29,250
 *Data Broadcasting Corp...............................        27,913       356,763
 *#Data Dimensions, Inc................................        11,600        45,675
 *Data General Corp....................................        30,000       393,750
 *Data I/O Corp........................................         4,900         5,589
 *Data Processing Resources Corp.......................        11,500       174,297
 *#Data Race, Inc......................................        13,100        59,769
 Data Research Association, Inc........................         4,400        38,775
 *Data Systems & Software, Inc.........................         5,200        15,925
 *Data Systems Network Corp............................           165           193
 *#Data Transmission Network Corp......................        10,100       233,562
 *Datakey, Inc.........................................         1,000         2,625
 *Datamarine International, Inc........................           200           487
 *Dataram Corp.........................................         4,000        33,250
 *Datascope Corp.......................................        14,000       350,875
 *Datastream Systems, Inc..............................        15,600       188,662
 *DataTRAK International, Inc..........................         5,600        26,600
 *Dataware Technologies, Inc...........................         7,400        21,275
 *Datawatch Corp.......................................         4,600         6,756
 *Datron Systems, Inc..................................         2,100        12,797
 *Datum, Inc...........................................         4,900        41,037
 *Dave and Busters, Inc................................        11,700       312,975
 Davel Communications, Inc.............................         5,778        35,390
 *Davox Corp...........................................        12,850       107,619
 *Daw Technologies, Inc................................         7,400         9,481
 *Dawson Geophysical Co................................         4,300        45,956
 *Daxor Corp...........................................         3,400        42,287
 *Day Runner, Inc......................................        10,700       131,409
 *Dayton Superior Corp. Class A........................         5,100        91,481
 Deb Shops, Inc........................................        12,200       185,287
 *#DecisionOne Holdings Corp...........................         2,900         8,927
 *Deckers Outdoor Corp.................................         7,900        26,909
 *Decora Industries, Inc...............................           300         1,931
 Decorator Industries, Inc.............................         2,162        16,080
 *Del Global Technologies Corp.........................         6,883        61,947
 Del Laboratories, Inc.................................        16,117       244,777
 *Delco Remy International, Inc........................         2,000        21,875
 *#Delia's, Inc........................................        12,000       158,250
 *#Delta Financial Corp................................        14,800        99,900
 Delta Natural Gas Co., Inc............................         1,400        23,975
 Delta Woodside Industries, Inc........................         8,000        56,500
 *Deltek Systems, Inc..................................        16,100       147,919
 Deltic Timber Corp....................................        12,800       318,400
 *Denali, Inc..........................................         2,000        15,625
 *Denamerica Corp......................................        12,100        11,344
 *Dendrite International, Inc..........................        21,400       700,850
 *Dense-Pac Microsystems, Inc..........................        13,700        32,109
 *Department 56, Inc...................................        15,800       524,362
 *DepoMed, Inc.........................................         8,000        25,000
 *Designs, Inc.........................................        14,800        29,137
 *Detection Systems, Inc...............................         6,300        55,519
 *Detrex Corp..........................................           500         3,453
 Detroit Diesel Corp...................................        25,100       622,794
 *Devcon International Corp............................         4,000        12,437
 Dewolfe Companies, Inc................................           200         1,500
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Dexterity Surgical, Inc..............................         1,000  $      1,437
 *Diacrin, Inc.........................................         5,700        32,953
 *Diagnostic Health Services, Inc......................        10,200        10,359
 Diagnostic Products Corp..............................        11,700       266,175
 *Dialogic Corp........................................        14,600       495,944
 *Diametrics Medical, Inc..............................        21,000       144,703
 *Diamond Home Services, Inc...........................         7,300        34,219
 *#Diamond Multimedia Systems, Inc.....................        33,800       149,459
 *Diamond Technology Partners, Class A.................         8,200       195,262
 *Dianon Systems, Inc..................................         6,100        56,234
 *Diatide, Inc.........................................        14,500        51,656
 *Digene Corp..........................................        11,300       133,834
 *Digi International, Inc..............................        17,200       142,975
 *Digital Biometrics, Inc..............................        11,700        19,378
 *Digital Generation Systems, Inc......................        21,200       125,875
 *Digital Lightwave, Inc...............................        20,200       122,462
 *Digital Link Corp....................................         8,900        65,498
 *Digital Microwave Corp...............................        61,700       775,106
 *Digital Power Corp...................................         1,000         1,500
 Dime Community Bancorp, Inc...........................        11,200       248,150
 Dimon, Inc............................................        46,700       245,175
 *Diodes, Inc..........................................         5,400        24,975
 *Directrix, Inc.......................................           813         6,453
 *Discount Auto Parts, Inc.............................        14,900       368,775
 *Diversified Corporate Resources, Inc.................         2,200        13,200
 Dixie Group, Inc......................................         9,400        85,187
 *Dixon Ticonderoga Co.................................         1,900        22,800
 *#Documentum, Inc.....................................        19,200       268,800
 *Dollar Thrifty Automotive Group, Inc.................        18,700       397,375
 *Dominion Homes, Inc..................................         5,700        44,887
 Donegal Group, Inc....................................         3,200        36,000
 *Donna Karan International, Inc.......................        19,400       198,850
 Donnelly Corp. Class A................................         5,875        96,203
 *Donnkenny, Inc.......................................        11,300        11,830
 *Dorsey Trailers, Inc.................................         3,000         6,937
 Dover Downs Entertainment, Inc........................         2,000        38,125
 Downey Financial Corp.................................        21,976       483,472
 *Dress Barn, Inc......................................        20,800       306,150
 *Drew Industries, Inc.................................         9,400       120,437
 *Drexler Technology Corp..............................         9,800        90,956
 Dreyer's Grand Ice Cream, Inc.........................        27,200       451,350
 *Dril-Quip, Inc.......................................        10,500       271,031
 *Drug Emporium, Inc...................................        12,200       123,525
 *Drypers Corp.........................................         2,500         8,203
 *DuPont Photomasks, Inc...............................        13,700       533,444
 *DualStar Technologies Corp...........................         7,200        44,212
 *Duane Reade, Inc.....................................         2,000        63,750
 *Duckwall-Alco Stores, Inc............................         4,600        47,725
 *Ducommun, Inc........................................         9,500       108,656
 Duff & Phelps Credit Rating Co........................         3,200       197,000
 *Dunn Computer Corp...................................         9,400        19,828
 *Dura Automotive Systems, Inc.........................        11,294       334,585
 *Dura Pharmaceuticals, Inc............................        35,300       365,134
 *Durakon Industries, Inc..............................         5,200        65,000
 *#Duramed Pharmaceuticals, Inc........................        16,100       236,469
 *Dwyer Group, Inc.....................................         4,100         8,072
 Dyersburg Corp........................................        12,000        16,500
 *Dynamic Healthcare Technologies, Inc.................        13,700        33,822
 *Dynamic Materials Corp...............................         2,000         9,750
 *Dynamics Research Corp...............................         5,477        27,727

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Dynatech Corp........................................         5,100  $     17,292
 E'town Corp...........................................         6,500       278,281
 *E-Z-Em, Inc. Class A.................................         2,000        10,125
 *E-Z-Em, Inc. Class B.................................         4,462        22,310
 *E. Spire Communications, Inc.........................        48,600       554,344
 *E4L, Inc.............................................        27,511       171,946
 *EA Engineering Science & Technology, Inc.............         5,625         5,625
 *ECC International Corp...............................         7,300        22,812
 *ECCS, Inc............................................         1,700         3,427
 *EFI Electronics Corp.................................           800           762
 *EFTC Corp............................................        13,700        84,341
 *EIS International, Inc...............................         9,100        30,428
 *ELXSI Corp...........................................         1,800        19,462
 EMC Insurance Group, Inc..............................        10,300       117,806
 *EMCORE Corp..........................................         2,200        48,537
 *EMS Technologies, Inc................................         9,000       122,062
 *ESCO Electronics Corp. Trust Receipts................        10,100       121,831
 *ESSEF Corp...........................................         8,518       168,230
 Eagle Bancshares, Inc.................................         4,600        86,681
 *Eagle Food Centers, Inc..............................        10,300        25,106
 *Eagle Geophysical, Inc...............................         9,011        29,993
 *Eagle Point Software Corp............................         4,500        29,250
 *Eagle USA Airfreight, Inc............................        18,300       863,531
 Easco, Inc............................................         8,200        60,987
 *East/West Communications, Inc........................         2,200        14,162
 Eastern Co............................................         3,300        86,212
 Eastern Utilities Associates..........................        18,100       522,637
 *Eateries, Inc........................................         2,800        10,850
 *Echelon International Corp...........................         2,100        48,300
 *#Eclipse Surgical Technologies, Inc..................        20,000       178,750
 *Eclipsys Corp........................................         9,870       224,851
 *Eco Soil Systems, Inc................................        17,200        87,612
 *Ecogen, Inc..........................................         7,240        24,209
 Ecology & Environment, Inc. Class A...................         2,000        14,000
 *Edac Technologies Corp...............................         3,500        14,656
 *Edelbrock Corp.......................................         3,600        55,687
 *Edify Corp...........................................        15,000       179,062
 *Edison Control Corp..................................         1,000         9,500
 Edo Corp..............................................         5,300        36,437
 *Education Management Corp............................        24,500       438,703
 Educational Development Corp..........................         1,800         4,612
 *Educational Insights, Inc............................         2,700         5,231
 *EduTrek International, Inc...........................         3,900        20,109
 *Effective Management Systems, Inc....................         1,400         2,450
 *Egghead, Inc.........................................        24,300       268,059
 *#Einstein/Noah Bagel Corp............................        30,700        33,098
 *Ekco Group, Inc......................................        17,400        82,650
 *El Paso Electric Co..................................        69,300       593,381
 *Elantec Semiconductor, Inc...........................         8,300        78,980
 *Elcom International, Inc.............................        24,700       140,867
 Elcor Corp............................................        13,450       543,044
 *Elcotel, Inc.........................................        12,000        25,875
 *Electric Fuel Corp...................................        12,200        23,256
 *Electric Lightwave, Inc..............................         7,000        83,125
 *Electro Rent Corp....................................        22,700       285,878
 *Electro Scientific Industries, Inc...................        10,000       375,937
 *Electroglas, Inc.....................................        17,700       252,225
 *Electronic Processing, Inc...........................         4,200        39,375
 *Electronic Retailing System International, Inc.......         2,300         3,019
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Ellett Brothers, Inc..................................         4,000  $     22,062
 *Eltrax System, Inc...................................         5,545        22,876
 *Embrex, Inc..........................................         6,500        44,281
 *Emcee Broadcast Products, Inc........................         2,000         4,031
 *Emcon................................................         7,900        51,844
 *Emcor Group, Inc.....................................         9,700       219,159
 *#Emeritus Corp.......................................        12,500       137,500
 *Emisphere Technologies, Inc..........................         9,900        92,194
 *Emmis Broadcasting Corp. Class A.....................        11,800       549,437
 *Empi, Inc............................................         5,400       132,637
 Empire District Electric Co...........................        14,900       385,537
 Empire Federal Bancorp, Inc...........................         2,000        23,125
 *Employee Solutions, Inc. Class B.....................        31,800        38,756
 *Emulex Corp..........................................         5,550       437,756
 *En Pointe Technologies, Inc..........................         5,300        36,106
 *#Enamelon, Inc.......................................         9,100        30,002
 *Encad, Inc...........................................        10,400        61,912
 *#Encore Med Corp.....................................         5,000        14,062
 *Encore Wire Corp.....................................        12,925       124,807
 *Endocardial Solutions, Inc...........................        10,100        90,269
 *Endosonics Corp......................................        16,700       114,812
 Energen Corp..........................................        29,200       558,450
 *#Energy Biosystems Corp..............................         1,014         2,788
 *Energy Conversion Devices, Inc.......................        11,400        99,394
 *Energy Research Corp.................................         3,700        46,250
 Energy West, Inc......................................           200         1,737
 Energynorth, Inc......................................         3,000        83,625
 Energysouth, Inc......................................         3,000        58,875
 Enesco Group, Inc.....................................        14,700       337,181
 Engineered Support Systems, Inc.......................         5,500        74,078
 *#Engineering Animation, Inc..........................        10,400       235,950
 *Engineering Measurements Co..........................         1,250         5,625
 Engle Homes, Inc......................................        11,200       152,250
 *Enlighten Software Solutions, Inc....................         1,600         4,800
 Ennis Business Forms, Inc.............................        14,000       120,750
 *Enserch Exploration Corp.............................        31,900       217,319
 *Enstar, Inc..........................................         1,300        12,431
 *Enterprise Software, Inc.............................         4,225        33,536
 *#Entremed, Inc.......................................        11,200       290,850
 *Envirogen, Inc.......................................           616           808
 *Environmental Elements Corp..........................         5,300        18,881
 *Environmental Technologies Corp......................         3,700         4,972
 *Environmental Tectonics Corp.........................         5,600        66,500
 *Enzo Biochem, Inc....................................        23,840       256,280
 *Enzon, Inc...........................................        35,400       513,300
 *Epicor Software Corp.................................        35,642       252,836
 *Epitope, Inc.........................................        12,200        72,819
 *#Epl Technologies, Inc...............................        10,300        38,786
 *#Equimed, Inc........................................         2,250           139
 *Equinox Systems, Inc.................................         4,150        36,183
 *Equitex, Inc.........................................         1,200        16,537
 *Equitrac Corp........................................         1,300        23,075
 *Equity Marketing, Inc................................         5,600        58,450
 *Equity Oil Co........................................        10,200        12,112
 *Ergo Science Corp....................................        12,800        19,400
 Eskimo Pie Corp.......................................         3,100        26,641
 Espey Manufacturing & Electronics Corp................           400         4,900
 *Ess Technology, Inc..................................        41,100       321,094
 *Esterline Technologies Corp..........................        15,600       233,025
 *Etec Systems, Inc....................................        10,400       279,175
 Ethyl Corp............................................        89,500       447,500

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Evans & Sutherland Computer Corp.....................         8,000  $    126,250
 *#Evans Systems, Inc..................................         3,550        24,628
 *Evans, Inc...........................................           250           359
 *Evercel, Inc.........................................           833         4,764
 *Evergreen Resources, Inc.............................         9,400       208,269
 *Exabyte Corp.........................................        20,200       111,731
 *Exactech, Inc........................................         4,900        54,819
 *Exar Corp............................................         8,400       175,875
 *#Excalibur Technologies Corp.........................        12,500       176,562
 *Excel Technology, Inc................................        10,100       124,672
 *Executive Telecard, Ltd..............................        16,200        52,144
 *Executone Information Systems, Inc...................        39,900       220,073
 Exide Corp............................................        19,200       300,000
 *Exogen, Inc..........................................         9,400        21,737
 *Expert Software, Inc.................................         5,500        13,836
 *Exponent, Inc........................................         4,300        31,041
 *Extended Systems, Inc................................         5,000        23,516
 Ezcorp, Inc. Class A Non-Voting.......................         9,300        68,878
 F & M Bancorp (MD)....................................         5,869       185,607
 F & M Bancorporation, Inc.............................         3,751       138,201
 F & M National Corp...................................        19,000       568,812
 FBL Financial Group, Inc. Class A.....................         7,500       150,469
 FCB Financial Corp....................................         3,500       105,656
 FCNB Corp.............................................         8,077       156,744
 *FEI Co...............................................        16,100       133,831
 FFLC Bancorp..........................................         2,500        45,469
 FFY Financial Corp....................................         5,000        91,875
 *FIRSTFED AMERICA BANCORP, INC........................         3,900        55,087
 *FLIR Systems, Inc....................................        11,500       154,891
 FNB Rochester Corp....................................         2,500        82,266
 *FPIC Insurance Group, Inc............................         8,300       372,981
 *FRP Properties, Inc..................................         2,500        62,500
 FSF Financial Corp....................................         1,800        25,537
 *FSI International, Inc...............................        23,100       187,687
 *FTI Consulting, Inc..................................         3,900        16,575
 *FYI, Inc.............................................        12,200       337,787
 Fab Industries, Inc...................................         4,500        70,312
 *Factory Card Outlet Corp.............................         6,600         7,528
 Factset Research Systems, Inc.........................         6,450       278,962
 Fair, Isaac & Co., Inc................................        12,500       409,375
 *Fairchild Corp. Class A..............................        35,152       525,083
 *Fairfield Communities, Inc...........................        47,000       746,125
 Falcon Products, Inc..................................         7,500        81,094
 *#Family Golf Centers, Inc............................        25,550       231,148
 *Fansteel, Inc........................................         5,700        32,062
 *Farm Family Holdings, Inc............................         3,100       106,950
 Farmer Brothers Co....................................         1,500       309,000
 *Farr Co..............................................         6,225        66,919
 Farrel Corp...........................................         3,400         7,650
 *Faxsav, Inc..........................................        12,000        69,375
 *Featherlite Manufacturing, Inc.......................         5,400        35,269
 Fedders Corp..........................................        17,000        96,687
 Fedders Corp. Class A.................................         7,700        42,350
 Federal Screw Works...................................         1,800        86,400
 *#Female Health Co....................................         9,300        10,172
 *Ferrofluidics Corp...................................         4,331        17,527
 *Fibermark, Inc.......................................         6,100        87,306
 *Fiberstars, Inc......................................         3,200        13,900
 Fidelity Bancorp, Inc. Delaware.......................         1,300        30,306
 Fidelity Federal Bancorp..............................         2,500         7,500
 Fidelity Financial of Ohio, Inc.......................         3,900        47,409
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Fidelity National Financial, Inc......................        17,400  $    294,712
 *Filenes Basement Corp................................        20,900        34,616
 *Filenet Corp.........................................        31,500       310,078
 *Financial Federal Corp...............................        13,325       298,147
 *Finish Line, Inc. Class A............................        18,900       231,525
 *Finishmaster, Inc....................................           800         4,500
 *Finlay Enterprises, Inc..............................         2,000        27,687
 *Firearms Training Systems, Inc.......................        18,600        18,019
 First Albany Companies, Inc...........................         2,520        46,000
 First American Financial Corp.........................         2,412        39,647
 *First American Health Concepts, Inc..................         1,100         4,125
 First Bancorp.........................................           400        10,100
 First Bell Bancorp, Inc...............................         4,600        89,412
 *First Cash, Inc......................................         6,000        62,062
 First Charter Corp....................................        15,480       374,906
 First Commonwealth Financial Corp.....................        23,480       528,300
 *First Consulting Group, Inc..........................        15,544       176,327
 First Defiance Financial Corp.........................         6,959        82,638
 First Essex Bancorp...................................         6,800       113,475
 First Federal Bancshares of Arkansas, Inc.............         3,400        63,112
 First Federal Capital Corp............................        18,500       269,406
 First Federal Savings & Loan Association of East
   Hartford, CT........................................         2,000        49,125
 First Financial Bancorp...............................         6,856       160,259
 First Financial Bankshares, Inc.......................         5,513       171,764
 First Financial Holdings, Inc.........................        12,200       231,800
 First Franklin Corp...................................           300         4,650
 First Georgia Holdings, Inc...........................         1,012         5,819
 First Indiana Corp....................................        10,657       203,815
 *First Investors Financial Services Group, Inc........         5,000        30,937
 First Keystone Financial, Inc.........................         1,000        13,062
 First Liberty Financial Corp..........................        13,450       387,528
 First Mariner Bank Corp...............................         3,100        36,425
 First Merchants Corp..................................        10,050       237,431
 First Midwest Financial, Inc..........................         1,400        20,519
 First Mutual Savings Bank.............................         3,768        44,509
 First Northern Capital Corp...........................         7,700        83,978
 First Oak Brook Bancshares, Inc. Class A..............         1,400        27,212
 First Philson Financial Corp..........................         1,200        50,100
 *First Republic Bank..................................         7,000       182,875
 First Savings Bancorp, Inc. North Carolina............         2,400        47,250
 *First SecurityFed Financial, Inc.....................         4,300        51,466
 *First Sierra Financial, Inc..........................        11,200       247,450
 First Source Corp.....................................        15,165       486,702
 *#First Team Sports, Inc..............................         2,900         7,612
 First Washington Bancorp, Inc.........................        10,560       212,520
 First Western Bancorp, Inc............................        10,025       349,935
 First Years, Inc......................................         9,300       151,416
 *FirstFed Financial Corp. DE..........................        19,100       360,512
 *#Firstplus Financial, Inc............................        24,000        12,000
 Firstspartan Financial Corp...........................         3,400        97,750
 *Firstwave Technologies, Inc..........................         3,600         7,425
 *Fischer Imaging Corp.................................         7,000        11,922
 *Fisher Scientific, International, Inc................        19,700       398,925
 Flag Financial Corp...................................         4,700        46,706
 *Flagstar Bancorp, Inc................................           400         9,375
 Flamemaster Corp......................................           247         1,590
 *Flander Corp.........................................        23,100        87,347

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Fleming Companies, Inc................................         7,500  $     77,344
 Flexsteel Industries, Inc.............................         6,200        84,862
 *Florida Panthers Holdings, Inc. Class A..............        36,900       401,287
 Florida Public Utilities Co...........................         2,400        39,600
 Florida Rock Industries, Inc..........................        18,900       753,637
 *Florsheim Group, Inc.................................         8,400        62,475
 *Flow International Corp..............................        13,800       138,431
 Flowserve Corp........................................        15,900       325,950
 Flushing Financial Corp...............................        10,500       155,531
 *Foamex International, Inc............................        20,500       123,961
 *Foilmark, Inc........................................         4,375         9,707
 *Foodarama Supermarkets, Inc..........................           600        16,725
 Foothill Independent Bancorp..........................         3,389        45,751
 *Forcenergy, Inc......................................        24,716        26,647
 Foremost Corp. of America.............................        24,700       548,031
 Forest City Enterprises, Inc. Class A.................         7,400       204,887
 Forest City Enterprises, Inc. Class B.................         3,900       109,200
 *Forest Oil Corp......................................        40,540       428,204
 *Forrester Resh, Inc..................................         7,700       247,362
 *Forte Software, Inc..................................        17,700       100,116
 *Fortune Natural Resources Corp.......................         6,100         3,050
 *Forward Air Corp., Inc...............................        10,100       275,541
 *Fossil, Inc..........................................        18,800       789,012
 Foster Wheeler Corp...................................        32,600       448,250
 *Fotoball USA, Inc....................................           900         5,147
 *Fountain Powerboat Industries, Inc...................         3,800        15,259
 *Four Kids Entertainment, Inc.........................         3,150        65,559
 *Four Media Co........................................         8,900        59,519
 *Fourth Shift Corp....................................         8,900        31,984
 Frankfort First Bancorp, Inc..........................           850        12,670
 Franklin Bank National Associaton Southfield, MI......         2,789        30,330
 *Franklin Covey Co....................................        16,300       158,925
 Franklin Electric Co., Inc............................         3,200       199,300
 *Franklin Electronic Publishers, Inc..................         6,500        34,125
 Freds, Inc. Class A...................................         9,500       124,094
 Freedom Securities Corp...............................        15,100       262,362
 *#French Fragrances, Inc..............................        12,300        93,595
 Frequency Electronics, Inc............................         6,250        54,297
 *Fresh America Corp...................................         4,800        68,100
 *Fresh Choice, Inc....................................         3,900         9,141
 *Fresh Foods, Inc.....................................         3,500        22,641
 *Friede Goldman International.........................        24,500       416,500
 *#Friedman Billings Ramsey Group, Inc. Class A........        12,100       126,294
 Friedmans, Inc. Class A...............................        13,100       118,719
 Frisch's Restaurants, Inc.............................         4,383        44,926
 *Fritz Companies, Inc.................................        36,300       394,762
 Frontier Adjusters of America, Inc....................         1,000         2,750
 Frontier Insurance Group, Inc.........................        36,990       635,766
 *Frontier Oil Corp....................................        35,100       177,694
 Frozen Food Express Industries, Inc...................        15,207       106,449
 *#Fuisz Technologies, Ltd.............................        20,000        77,500
 Fuller (H.B.) Co......................................        12,600       804,037
 *Funco, Inc...........................................         4,200        91,612
 Furon Co..............................................        18,300       333,975
 *Fusion Medical Technologies, Inc.....................         6,400        49,800
 G & K Services, Inc. Class A..........................         5,800       274,050
 *G-III Apparel Group, Ltd.............................         5,200        11,131
 GA Financial, Inc.....................................         5,700        84,787
 GBC Bancorp...........................................        12,700       231,775
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *GC Companies, Inc....................................         6,900  $    249,262
 *#GK Intelligent Systems, Inc.........................        14,000         8,750
 *GP Strategies Corp...................................         9,580        95,800
 *GRC International, Inc...............................         9,100        70,525
 *GSI Lumonics, Inc....................................        15,221        69,921
 *GT Interactive Software Corp.........................        70,400       279,400
 *GTS Duratek, Inc.....................................        14,100        87,684
 *GZA Geoenvironmental Technologies, Inc...............         1,700         7,544
 *Gadzooks, Inc........................................         8,200        78,669
 Gainsco, Inc..........................................        18,800        85,775
 *Galey & Lord, Inc....................................        10,600        43,725
 *Galileo Corp.........................................         7,200        39,150
 *GameTech International, Inc..........................           900         3,741
 *Gantos, Inc..........................................         4,550         4,123
 Garan, Inc............................................         4,142       119,082
 *Garden Fresh Restaurant Corp.........................         5,000        92,031
 *Garden Ridge Corp....................................        16,300        99,328
 *#Gardenburger, Inc...................................         8,700        71,231
 *Gardner Denver Machinery, Inc........................        14,500       248,312
 *Gart Sports Co.......................................           676         4,605
 *Gasonics International, Inc..........................        12,150       147,698
 *Gaylord Container Corp. Class A......................        56,600       474,025
 *Geerling & Wade, Inc.................................         2,600        14,787
 *Gehl Co..............................................         4,500        92,672
 *#Geltex Pharmaceuticals, Inc.........................        15,000       255,000
 Gencor Industries, Inc................................         5,100        32,194
 *Gene Logic, Inc......................................         2,196         9,402
 *Genelabs Technologies, Inc...........................        41,900        77,908
 General Binding Corp..................................        13,300       273,481
 General Cable Corp....................................        18,000       273,375
 General Chemical Group, Inc...........................        11,000        46,750
 *General Cigar Holdings, Inc. Class A.................        12,200        97,600
 *General Cigar Holdings, Inc. Class B.................         9,780        78,240
 *General Communications, Inc. Class A.................        45,100       224,091
 *#General Datacomm Industries, Inc....................        19,400        53,350
 General Employment Enterprises, Inc...................         2,895        13,389
 General Housewares Corp...............................         3,700        46,250
 *#General Magic, Inc..................................        31,900       118,628
 General Magnaplate Corp...............................           400         1,600
 *General Semiconductor, Inc...........................        34,100       264,275
 *General Surgical Innovations, Inc....................        12,200        47,275
 *Genesco, Inc.........................................        26,000       347,750
 Genesee Corp. Class B.................................           200         4,587
 *Genesis Direct, Inc..................................         6,000        21,562
 *Genesis Health Ventures, Inc.........................        24,000       106,500
 *Genesys Telecommunications Laboratories, Inc.........        15,300       352,856
 *#Geneva Steel Co. Class A............................        11,900         4,462
 *Genicom Corp.........................................        11,600        21,387
 *Genlyte Group, Inc...................................        12,100       259,772
 *Genome Therapeutics Corp.............................        16,900        55,453
 *Genrad, Inc..........................................        28,900       527,425
 *Gensia Sicor, Inc....................................        96,400       427,775
 *Gensym Corp..........................................         5,300        20,372
 *Gentek, Inc..........................................        11,000       143,000
 *#Genzyme Transgenics Corp............................        16,400        74,825
 Geon Co...............................................        21,000       632,625
 Georgia Gulf Corp.....................................        28,500       425,719
 *Geoscience Corp......................................         3,800        25,412
 *Geotel Communications Corp...........................         1,800        99,956

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Geoworks.............................................        16,100  $     38,741
 *Gerber Childrenswear, Inc............................        10,000        67,500
 Gerber Scientific, Inc................................        29,600       691,900
 *Geron Corp...........................................        13,400       159,962
 *Getty Petroleum Marketing, Inc.......................        12,100        37,812
 Getty Realty Corp. (Holding Co.)......................        13,600       186,150
 *Giant Cement Holding, Inc............................         7,900       175,034
 *Giant Group, Ltd.....................................         2,200        15,400
 Giant Industries, Inc.................................        10,800       114,075
 *Gibraltar Packaging Group, Inc.......................         3,000         3,750
 Gibraltar Steel Corp..................................        11,100       242,812
 *Gibson Greetings, Inc................................        14,800       108,225
 *Giga-Tronics, Inc....................................         1,600         3,450
 *Gilman & Ciocia, Inc.................................         6,400        63,000
 *Gish Biomedical, Inc.................................         2,400         6,975
 Glacier Bancorp, Inc..................................         2,798        57,192
 *Glacier Water Services, Inc..........................         1,200        23,700
 Glatfelter (P.H.) Co..................................        15,600       207,675
 Gleason Corp..........................................         9,200       154,100
 *Glenayre Technologies, Inc...........................        62,000       222,812
 *Gliatech, Inc........................................         8,900       229,175
 *Global Industrial Technologies, Inc..................        18,800       233,825
 *Global Payment Technologies, Inc.....................         4,400        54,175
 *Globe Business Resources, Inc........................         2,700        31,725
 *Globecomm Systems, Inc...............................         1,800        16,256
 Gold Banc Corp........................................         9,600       131,100
 *#Golden Books Family Entertainment, Inc..............        24,600         8,487
 Golden Enterprises, Inc...............................        11,000        42,969
 *Good Guys, Inc.......................................        12,700        39,886
 *Goodys Family Clothing...............................        33,300       364,219
 Gorman-Rupp Co........................................         6,775       109,670
 *Gottschalks, Inc.....................................        10,700        88,275
 *Government Technology Services, Inc..................         6,900        26,522
 Graco, Inc............................................        18,100       591,644
 *Gradall Industries, Inc..............................         8,600       169,581
 *Gradco Systems, Inc..................................         5,875        14,504
 *Graham Corp..........................................         1,000         8,812
 *Graham-Field Health Products, Inc....................        31,360        70,560
 Grand Premier Financial, Inc..........................        19,801       234,518
 Granite Construction, Inc.............................           700        19,644
 Granite State Bankshares, Inc.........................         5,300       116,269
 Gray Communications Systems, Inc......................         5,400        85,387
 *Great Plains Software................................        12,200       459,406
 Great Southern Bancorp, Inc...........................         4,200       101,719
 *Great Train Store Co., Inc...........................         2,600         3,412
 Greater Bay Bancorp...................................         7,358       235,916
 *Green Mountain Coffee, Inc...........................         3,100        24,219
 Green Mountain Power Corp.............................         4,800        49,800
 Green Star Financial Corp.............................         3,900        46,069
 *Greenbriar Corp......................................         6,760        13,942
 Greenbrier Companies, Inc.............................        12,700       118,269
 Grey Advertising, Inc.................................           200        59,800
 *Grey Wolf, Inc.......................................        82,500       170,156
 *Griffin Land & Nurseries, Inc. Class A...............         2,200        24,750
 *Griffon Corp.........................................        24,000       192,000
 *Gristede's Sloans, Inc...............................         1,200         2,475
 *Group 1 Software, Inc................................         5,350        54,837
 *Grow Biz International, Inc..........................         3,800        31,587
 *Grubb & Ellis Co.....................................           500         3,187
 Guarantee Life Companies, Inc.........................         7,400       146,612
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Guaranty Federal Bancshares, Inc.....................         5,200  $     60,612
 *Guess, Inc...........................................        42,950       467,081
 *Guest Supply, Inc....................................         5,700        60,206
 Guilford Mills, Inc...................................        23,250       232,500
 *Guilford Pharmaceuticals, Inc........................        22,500       241,875
 *Gulf Island Fabrication, Inc.........................        10,500       113,859
 *Gulfmark Offshore, Inc...............................         7,300       119,081
 *#Gumtech International, Inc..........................         5,500        55,344
 *Gundle/SLT Environmental, Inc........................        13,700        54,800
 *Gymboree Corp........................................        23,200       283,475
 *HCIA, Inc............................................        10,700        91,953
 *HD Vest, Inc.........................................         2,200        12,925
 *HEI, Inc.............................................         2,000         9,000
 *HF Bancorp, Inc......................................         5,000        90,469
 HF Financial Corp.....................................         3,300        49,087
 *HIE, Inc.............................................        32,500        75,156
 *#HMI Industries, Inc.................................         5,400        10,125
 HMN Financial, Inc....................................         4,300        54,287
 *HMT Technology Corp..................................        43,700       176,848
 *HNC Software, Inc....................................        14,000       375,375
 *#HORIZON Pharmacies, Inc.............................         5,000        30,000
 *HPSC, Inc............................................         2,100        19,819
 *HS Resources, Inc....................................        16,700       200,400
 *HTE, Inc.............................................        13,100        60,997
 *Ha-Lo Industries, Inc................................        34,000       410,125
 Hach Co...............................................         7,425       130,402
 Hach Co. Class A......................................         5,725        98,041
 *Hadco Corp...........................................        11,900       369,644
 *Haemonetics Corp.....................................        26,700       507,300
 Haggar Corp...........................................         6,800        86,275
 *Hagler Bailly, Inc...................................        14,600       119,309
 *Hahn Automotive Warehouse, Inc.......................         2,163         1,757
 *Hain Food Group, Inc.................................        11,500       224,969
 Halifax Corp..........................................         1,000         4,000
 *Hall Kinion Associates, Inc..........................         7,700        56,306
 *Hallmark Capital Corp................................         2,100        24,937
 *#Halsey Drug Co., Inc................................        12,200        32,787
 *Halter Marine Group, Inc.............................        28,900       213,137
 *Hamilton Bancorp, Inc................................         9,000       205,031
 *Hammons (John Q.) Hotels, Inc. Class A...............         4,800        20,400
 *Hampshire Group, Ltd.................................         1,400        15,969
 *Hampton Industries, Inc..............................         4,444        19,720
 Hancock Fabrics, Inc..................................        20,100       114,319
 Hancock Holding Co....................................         7,005       309,971
 *Handleman Co.........................................        29,600       349,650
 *Hanger Orthopedic Group, Inc.........................        16,400       268,550
 *Hanover Direct, Inc..................................       157,600       403,850
 *Harbinger Corp.......................................        41,300       458,172
 Harbor Federal Bancorp, Inc...........................           770        12,176
 Harbor Florida Bancshares, Inc........................        27,800       332,731
 *Harding Lawson Associates Group, Inc.................         5,000        42,187
 Hardinge Brothers, Inc................................         8,850       154,045
 *Harken Energy Corp...................................       110,500       214,094
 Harland (John H.) Co..................................        31,000       554,125
 Harleysville Group, Inc...............................        26,100       505,687
 Harleysville National Corp. PA........................         5,335       186,892
 Harman International Industries, Inc..................         4,000       177,500
 Harmon Industries, Inc................................         9,450       196,678
 *Harmonic Lightwaves, Inc.............................        11,700       576,956
 Harnischfeger Industries, Inc.........................        37,800       271,687

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Harolds Stores, Inc..................................         2,308  $     15,002
 Harris Financial, Inc.................................        30,600       344,250
 *Harry's Farmers Market, Inc. Class A.................         2,100         1,903
 *Hartmarx Corp........................................        44,900       221,694
 *Harvey Entertainment Co..............................         3,800        24,225
 *Hastings Entertainment, Inc..........................         5,000        57,187
 Hastings Manufacturing Co.............................           700         9,712
 *Hathaway Corp........................................         2,900         4,894
 *#Hauppauge Digital, Inc..............................         3,000        71,437
 *Hauser, Inc..........................................         9,400        23,206
 Haven Bancorp, Inc....................................         8,000       112,000
 Haverty Furniture Co., Inc............................         8,100       238,950
 Haverty Furniture Co., Inc. Class A...................           200         5,850
 *Hawaii Land & Farming Co., Inc.......................         1,800           562
 *Hawaiian Airlines, Inc...............................        29,700        81,675
 *Hawker Pacific Aerospace.............................         5,000        13,437
 Hawkins Chemical, Inc.................................         9,245        82,338
 *Hawthorne Financial Corp.............................         3,900        61,547
 *#Hayes Corp..........................................           100             4
 *Hayes Lemmerz International, Inc.....................         3,100       102,300
 *Headway Corporate Resources, Inc.....................         7,700        35,372
 *Health Management Systems, Inc.......................        15,800        89,862
 *Health Power, Inc....................................         1,900         5,106
 *Health Risk Management, Inc..........................         4,100        42,281
 *Health Systems Design Corp...........................         5,100        22,312
 *Healthcare Recoveries, Inc...........................        14,600        60,453
 *Healthcare Services Group, Inc.......................         8,250        75,797
 *Healthcor Holdings...................................         3,000           750
 Healthplan Services Corp..............................        14,700       130,462
 *Healthworld Corp.....................................         4,000        52,750
 *Heartland Express, Inc...............................        29,976       459,944
 *Heartport, Inc.......................................        29,200        93,075
 *Hecla Mining Co......................................        51,300       125,044
 *Hector Communications Corp...........................         1,200        11,250
 Heico Corp............................................         8,115       203,382
 Heico Corp. Class A...................................         2,507        58,914
 Heilig-Meyers Co......................................        59,750       414,516
 *Heist (C.H.) Corp....................................         2,100        13,912
 Helix Technology Corp.................................        29,600       504,125
 *Hello Direct, Inc....................................         5,000        56,719
 *Hemasure, Inc........................................         6,600        25,987
 *#Hemispherx Biopharma, Inc...........................         5,400        40,162
 Henry Jack & Associates, Inc..........................        13,698       489,275
 Herbalife International, Inc. Class A.................         8,800        99,275
 Herbalife International, Inc. Class B.................        12,200       114,375
 Heritage Financial Corp...............................         7,000        57,531
 *Heska Corp...........................................        21,300        82,537
 *Hexcel Corp..........................................        36,300       387,956
 *Hi-Shear Industries, Inc.............................           500         1,289
 *Hi-Shear Technology Corp.............................         5,300        27,494
 *Hi-Tech Pharmacal, Inc...............................         3,100        12,981
 *Hi/Fn, Inc...........................................         5,449       315,191
 *#Hibbett Sporting Goods, Inc.........................         5,800       143,912
 *High Plains Corp.....................................        14,800        30,987
 *Highlands Insurance Group, Inc.......................        12,900       137,869
 *#Highway Master Communications, Inc..................        22,300        34,147
 Hilb Rogal Hamilton Co................................        11,500       234,312
 Hilite Industries, Inc................................         1,900        27,016
 *Hirsch International Corp. Class A...................         5,500        12,203
 *Hoenig Group, Inc....................................         6,400        58,800
 *Holiday RV Superstores, Inc..........................         3,000        10,781
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Holly Corp............................................         5,100  $     65,025
 *Hollywood Casino Corp. Class A.......................        18,600        30,806
 *Hollywood Entertainment Corp.........................        10,300       266,512
 *Hollywood Park, Inc..................................        23,700       342,169
 *Hologic, Inc.........................................        12,000        91,500
 *Holophane Corp.......................................         9,850       269,644
 *Holt's Cigar Holdings, Inc...........................         1,100         5,019
 Home Bancorp..........................................         1,700        46,962
 Home Federal Bancorp..................................         2,025        52,777
 Home Port Bancorp, Inc................................           600        14,775
 *Home Products International, Inc.....................         7,200        60,525
 *Homebase, Inc........................................        35,050       199,347
 *#Homegold Financial, Inc.............................         7,700        12,031
 *Homestead Village, Inc...............................        34,400       101,050
 Hooper Holmes, Inc....................................        25,200       456,750
 Horizon Financial Corp................................         6,753        93,065
 *Hospitality Worldwide Services, Inc..................        12,100        42,350
 *Host Marriott Services Corp..........................        31,500       246,094
 *Hot Topic, Inc.......................................         4,400       106,562
 *Houston Exploration Co...............................        22,100       415,756
 *Hovnanian Enterprises, Inc. Class A..................        11,300        91,812
 *Hovnanian Enterprises, Inc. Class B..................         1,150         9,344
 #Howell Corp..........................................         2,100         8,794
 *Howtek, Inc..........................................         3,600         3,881
 *Hub Group, Inc. Class A..............................         5,200       144,625
 *Hudson Hotels Corp...................................         3,100         4,262
 *Hudson Technologies, Inc.............................         4,600        13,225
 Huffy Corp............................................        11,200       150,500
 Hughes Supply, Inc....................................        21,700       584,544
 Hunt (J.B.) Transport Services, Inc...................         8,600       145,662
 Hunt Corp.............................................        10,200       102,637
 Huntco, Inc. Class A..................................         4,900        14,087
 *Hurco Companies, Inc.................................         5,900        37,981
 *Hutchinson Technology, Inc...........................        19,700       457,409
 *#Hvide Marine, Inc. Class A..........................         7,000        12,797
 *Hycor Biomedical, Inc................................         5,600         8,750
 *Hypercom Corp........................................        11,000        77,687
 *Hyperion Solutions Corp..............................        29,935       466,799
 *Hyseq, Inc...........................................        11,500        38,094
 *I-Stat Corp..........................................        12,200       111,325
 *IA Corp. I...........................................         2,000         3,969
 *ICF Kaiser International, Inc........................        17,900         8,950
 *ICOS Corp............................................        14,700       643,584
 *ICT Group, Inc.......................................        10,400        53,625
 *ICU Medical, Inc.....................................         6,400       114,800
 *IDT Corp.............................................        23,200       512,575
 *IDX Systems Corp.....................................        20,800       497,250
 *IEC Electronics Corp.................................         6,700        24,287
 *IFR Systems, Inc.....................................         7,200        28,350
 *#IGEN, Inc...........................................        13,700       394,731
 *IGI, Inc.............................................         6,200        10,462
 *IHOP Corp............................................        19,800       473,962
 *II-VI, Inc...........................................         6,200        55,994
 *IMC Mortgage Co......................................        28,700         3,803
 IMCO Recycling, Inc...................................        15,400       257,950
 *IMR Global Corp......................................        26,300       552,300
 *IOMED, Inc...........................................         5,200        11,050
 ISB Financial Corp. LA................................         5,400       115,088
 *ISOCOR...............................................        11,800        73,381
 *IT Group, Inc .......................................        28,080       472,095
 *ITC Learning Corp....................................         2,800        12,775
 *ITEQ, Inc............................................        25,354        53,085

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *ITI Technologies, Inc................................         7,500  $    181,875
 *ITLA Capital Corp....................................         5,200        83,850
 *ITT Educational Services, Inc........................        17,800       423,863
 *IVI Checkmate Corp...................................        15,093        44,572
 *Ibis Technology Corp.................................         6,100       121,047
 Ico, Inc..............................................        14,320        18,124
 *Identix, Inc.........................................        25,300       254,581
 *Ikos Systems, Inc....................................         8,700        75,581
 *Il Fornaio (America) Corp............................         4,000        53,625
 *Image Entertainment, Inc.............................        13,100       104,391
 *Imation Corp.........................................        36,600       860,100
 *#Imatron, Inc........................................        71,200        65,637
 *Imclone Systems, Inc.................................        21,900       430,472
 *Immucor, Inc.........................................         6,500        80,031
 *Immulogic Pharmaceutical Corp........................        16,200        30,628
 *#Immune Response Corp. DE............................        23,500       148,344
 *#Immunogen, Inc......................................         8,500        19,922
 *#Immunomedics, Inc...................................        33,800        81,331
 *Impath, Inc..........................................         7,300       200,294
 *Impco Technologies, Inc..............................         6,500        57,687
 *Imperial Credit Industries, Inc......................        33,150       275,559
 Imperial Sugar Co.....................................        25,451       154,297
 *In Focus Systems, Inc................................        20,000       210,625
 *Inacom Corp..........................................        40,744       450,730
 *Incyte Pharmaceuticals, Inc..........................        13,400       347,981
 Independence Holding Co...............................         2,500        27,656
 Independent Bank Corp. MA.............................        13,400       193,881
 #Independent Bank East................................         7,507       128,557
 Indiana Energy, Inc...................................        27,066       598,835
 *Individual Investor Group, Inc.......................         8,500        59,234
 Industrial Bancorp, Inc...............................         4,100        85,075
 *#Industrial Data Systems Corp........................         5,000        13,750
 *Industrial Distribution Group, Inc...................         6,000        40,500
 *Industrial Holdings, Inc.............................        13,000        94,656
 *Inference Corp. Class A..............................         6,400        30,600
 *Infinium Software, Inc...............................        11,200        63,350
 *Infocure Corp........................................        10,300       380,456
 *#Infonautics Corp. Class A...........................         8,500        52,594
 *Information Advantage, Inc...........................         6,468        26,478
 *Information Management Associates, Inc...............         6,800        22,525
 *Information Resource Engineering, Inc................         4,800       114,450
 *Information Resources, Inc...........................        28,200       240,581
 *Infousa, Inc.........................................        14,600        93,531
 *Infousa, Inc. Class B................................        24,800       153,062
 *Infu-tech, Inc.......................................         2,000         2,500
 Ingles Market, Inc. Class A...........................         8,100        97,959
 *Inhale Therapeutic Systems...........................        14,100       373,209
 *Innerdyne, Inc.......................................        19,600        38,587
 *Innodata Corp........................................           600         6,112
 *#Innovative Gaming Corp. of America..................         6,800        15,512
 Innovex, Inc..........................................        13,200       178,200
 *#Inprise Corp........................................        45,800       166,025
 *Input Software, Inc..................................         5,600        31,850
 *Input/Output, Inc....................................        50,400       428,400
 *Insight Enterprises, Inc.............................        21,562       547,136
 *Insignia Financial Group, Inc........................        18,733       229,479
 *Insilco Holding Co...................................           192         4,632
 *Insite Vision, Inc...................................         9,800        12,250
 *Insituform East, Inc.................................         1,700         2,072
 *Insituform Technologies, Inc. Class A................        25,910       431,563
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Inso Corp............................................        13,400  $     91,497
 *Inspire Insurance Solutions, Inc.....................        16,500       288,234
 Insteel Industries, Inc...............................         6,800        58,650
 Instron Corp..........................................         9,600       190,800
 *Insurance Auto Auctions, Inc.........................         9,000       117,000
 *Integra Lifesciences Corp............................         8,750        43,750
 *Integra, Inc.........................................         5,900         8,112
 *IntegraMed America, Inc..............................         3,800        15,200
 *Integrated Device Technology, Inc....................        92,575       731,921
 *Integrated Electrical Services, Inc..................        20,000       301,250
 *Integrated Health Services, Inc......................        27,000       158,625
 *Integrated Measurement System, Inc...................         6,800        75,650
 *Integrated Orthopedics, Inc..........................         5,800         6,525
 *Integrated Silicon Solution, Inc.....................        17,300        45,953
 *Integrated Systems, Inc..............................        21,200       263,675
 *#Intellicall, Inc....................................         8,900        17,244
 *Intellidata Technologies Corp........................        11,300        41,845
 *#Intelligent Medical Imaging, Inc....................         8,000         6,875
 *Intelligent Systems Corp.............................         3,600        11,025
 *#Intelligroup, Inc...................................        12,400        84,087
 *Interactive Flight Technologies, Inc. Class A........         1,100         4,606
 Interchange Financial Services Corp. Saddle Brook.....         5,170        82,397
 *Interdigital Communications Corp.....................        46,000       212,750
 *Interface Systems, Inc...............................         3,400         7,969
 Interface, Inc. Class A...............................        40,900       319,531
 *Interferon Scientific, Inc...........................         2,435           913
 *Intergraph Corp......................................        54,400       433,500
 *Interleaf, Inc.......................................         6,100        35,075
 *Interlink Electronics................................         4,700        33,120
 *Interlinq Software Corp..............................         4,100        32,736
 *Interlott Technologies, Inc..........................         2,200        13,200
 *Intermagnetics General Corp..........................        11,754        91,828
 Intermet Corp.........................................        25,700       358,997
 International Aluminum Corp...........................         2,100        58,537
 *International FiberCom, Inc..........................        10,600        77,844
 *International Microcomputer Software, Inc............         3,900        24,862
 International Multifoods Corp.........................        16,900       371,800
 *International Rectifier Corp.........................        51,500       560,062
 *International Remote Imaging Systems, Inc............         3,000         4,125
 International Shipholding Corp........................         5,225        72,823
 *International Speciality Products, Inc...............        20,000       187,500
 *International Telecommunication Data Systems, Inc....        14,900       190,906
 *International Thoroughbred Breeders, Inc.............         5,800         1,812
 *International Total Services, Inc....................           500         1,906
 *Interneuron Pharmaceuticals, Inc.....................        41,800       121,481
 *Interphase Corp......................................         4,200        60,375
 Interpool, Inc........................................        24,850       312,178
 *Interpore International..............................        12,900        55,833
 *Interstate National Dealers Services, Inc............         4,200        30,187
 *Intertan, Inc........................................        11,500       177,531
 Inter-Tel, Inc........................................        24,100       357,734
 *Intervisual Books, Inc. Class A......................         1,000         1,125
 *Intervoice, Inc......................................        27,500       305,078
 *Intervu, Inc.........................................        10,900       376,731
 Interwest Bancorp.....................................        15,400       312,331

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *#Intevac, Inc........................................        13,900  $     62,550
 Invacare Corp.........................................        25,300       631,709
 Investors Financial Services Corp.....................        16,198       570,473
 Investors Title Co....................................         1,400        28,262
 *Invision Technologies, Inc...........................        11,200        60,550
 *Invivo Corp..........................................         2,600        31,850
 *Ionics, Inc..........................................        14,500       454,031
 *Iridex Corp..........................................         5,800        24,650
 Iroquois Bancorp......................................           400         7,400
 Irwin Financial Corp..................................        17,400       399,113
 *Irwin Naturals/4Health, Inc..........................        21,600        50,625
 Isco, Inc.............................................        14,735        82,884
 *#Isis Pharmaceuticals, Inc...........................        27,000       271,688
 *Isle of Capri Casinos, Inc...........................        19,600       138,119
 *Isolyser Co., Inc....................................        34,010       120,629
 *#Itron, Inc..........................................        13,200       109,313
 *Ivex Packaging Corp..................................        23,000       442,750
 *Iwerks Entertainment, Inc............................         9,824         9,057
 *J & J Snack Foods Corp...............................         8,100       167,063
 *J. Alexander's Corp..................................         4,300        17,738
 *JDA Software Group, Inc..............................        23,400       209,138
 JLG Industries, Inc...................................        39,300       758,981
 *JLK Direct Distribution, Inc. Class A................         5,600        61,600
 *#JMAR Industries, Inc................................        13,800        27,816
 *JPM Co...............................................         5,600        57,750
 JSB Financial, Inc....................................         5,000       256,250
 *JWGenesis Financial Corp.............................         5,000        81,563
 *Jackpot Enterprises, Inc.............................         8,000        66,500
 Jacksonville Bancorp, Inc.............................         1,600        25,400
 *Jaclyn, Inc..........................................         1,300         3,900
 *Jaco Electronics, Inc................................         2,973        11,335
 *Jacobson Stores, Inc.................................         5,200        38,350
 *Jakks Pacific, Inc...................................         7,300       201,891
 *Jan Bell Marketing, Inc..............................        24,800        75,950
 *Jason, Inc...........................................        17,687       149,234
 *Javelin Systems, Inc.................................         6,300        81,506
 *Jean Philippe Fragrances, Inc........................         7,150        58,541
 Jeffbanks, Inc........................................         2,843        72,141
 *Jefferies Group, Inc.................................        11,700       287,381
 Jefferson Savings Bancorp, Inc........................         3,200        39,100
 *Jenna Lane, Inc......................................         1,800         4,050
 *Jennifer Convertibles, Inc...........................         1,300         3,636
 *Jevic Transportation, Inc............................         4,400        44,963
 *Jo-Ann Stores, Inc. Class A..........................         4,500        75,656
 *Jo-Ann Stores, Inc. Class B..........................         3,400        43,563
 *Johnson Worldwide Associates, Inc. Class A...........         6,700        59,881
 *Johnston Industries, Inc.............................         8,100        18,225
 *Johnstown American Industries, Inc...................         8,800       138,050
 *Jones Lang LaSalle, Inc..............................         6,900       194,925
 *Jos. A. Bank Clothiers, Inc..........................         5,400        38,728
 *Joule, Inc...........................................         1,500         3,563
 *Jps Packaging Company................................         3,300        16,088
 *Jumbosports, Inc.....................................        18,000         2,205
 Juno Lighting, Inc....................................        16,700       383,056
 *#Just for Feet, Inc..................................        31,200       236,925
 *Just Toys, Inc.......................................           800         1,050
 Justin Industries, Inc................................        26,300       349,297
 *K & G Men's Center, Inc..............................         9,200       103,213
 K Swiss, Inc. Class A.................................         4,800       276,000
 *#K-Tel International, Inc............................         8,600        53,481
 *K-Tron International, Inc............................         6,200       109,275
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *K-V Pharmaceutical Co. Class A.......................        10,500  $    176,531
 *K-V Pharmaceutical Co. Class B.......................         8,300       143,175
 K2, Inc...............................................        14,900       148,069
 *KBK Capital Corp.....................................         5,000        32,500
 KCS Energy, Inc.......................................        11,700         6,581
 *#KFX, Inc............................................        12,000        19,500
 *KLLM Transport Services, Inc.........................         3,500        23,625
 *KTI, Inc.............................................        11,900       124,578
 *KVH Industries, Inc..................................         4,800        11,700
 *Kaiser Aluminum Corp.................................        79,200       693,000
 *Kaiser Ventures, Inc.................................         9,700       135,800
 Kaman Corp. Class A...................................        20,700       275,569
 *Kaneb Services, Inc..................................        29,000       128,688
 *Kasper A.S.L., Ltd...................................           600         3,488
 Katy Industries, Inc..................................         5,800        95,338
 Kaye Group, Inc.......................................         3,000        21,844
 Keithley Instruments, Inc.............................         1,000         8,625
 *Kelley Oil & Gas Corp................................        69,600        48,938
 *Kellstrom Industries, Inc............................        11,800       213,138
 Kellwood Co...........................................        19,300       458,375
 *Kemet Corp...........................................        59,000       947,688
 *Kendle International, Inc............................        14,600       199,381
 Kennametal, Inc.......................................        26,900       764,969
 *Kennedy-Wilson, Inc..................................         7,500        68,203
 *Kensey Nash Corp.....................................         6,700        66,163
 *Kent Electronics Corp................................        24,500       320,031
 Kentek Information Systems, Inc.......................         4,900        37,822
 *Kentucky Electric Steel, Inc.........................         1,800         5,513
 Kentucky First Bancorp, Inc...........................           200         2,400
 *#Keravision, Inc.....................................        11,400       113,288
 *Kevco, Inc...........................................         4,000        25,000
 Kewaunee Scientific Corp..............................         2,000        19,250
 *Key Energy Group, Inc................................        16,500        52,594
 *Key Production Co., Inc..............................        10,400        88,400
 *Key Technology, Inc..................................         3,300        28,463
 *Key Tronic Corp......................................         7,200        38,475
 *Keystone Automotive Industries, Inc..................        15,940       256,534
 *Keystone Consolidated Industries, Inc................         7,373        53,915
 Kimball International, Inc. Class B...................        24,400       437,675
 *Kimmins Corp.........................................         3,400         4,303
 *Kinark Corp..........................................         6,800        15,300
 *Kinnard Investment, Inc..............................         4,200        16,997
 *Kirby Corp...........................................        17,100       322,763
 *Kit Manufacturing Co.................................           300         2,025
 *Kitty Hawk, Inc......................................        15,200       120,175
 Klamath First Bancorp, Inc............................         9,400       147,463
 Knape & Vogt Manufacturing Co.........................         2,900        45,675
 *Knight Transportation, Inc...........................        13,500       267,469
 *Koala Corp...........................................         2,700        64,125
 *Kofax Image Products, Inc............................         3,700        32,953
 Kollmorgen Corp.......................................         9,000       113,063
 *Komag, Inc...........................................        49,600       187,550
 *Kopin Corp...........................................        11,000       216,563
 *Koss Corp............................................         2,100        25,856
 *Krauses Furniture, Inc...............................        12,000        24,000
 *Kronos, Inc..........................................        11,250       416,953
 *Krug International Corp..............................         1,048         1,703
 *Kulicke & Soffa Industries, Inc......................        21,000       442,313
 *LBP, Inc.............................................         3,200        12,600
 *LCA-Vision, Inc......................................         3,536        42,432
 *LCC International, Inc. Class A......................         5,700        27,075

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *LLEX Oncology, Inc...................................        11,100  $    110,306
 *LLX Resorts, Inc.....................................         2,900         5,800
 LNR Property Corp.....................................        21,600       432,000
 LSB Bancshares, Inc. NC...............................         5,156       102,476
 LSB Industries, Inc...................................        10,700        20,063
 LSI Industries, Inc...................................         9,067       200,607
 LTV Corp..............................................        62,000       379,750
 *LTX Corp.............................................        31,800       284,213
 *#LXR Biotechnology, Inc..............................        14,600         4,563
 *La Jolla Pharmceutical Co............................        17,900        19,298
 *LaBarge, Inc.........................................        14,500        30,813
 LaCrosse Footwear, Inc................................         3,000        24,375
 Lab Holdings, Inc.....................................         3,500        49,219
 Labone, Inc...........................................        11,800       142,338
 *Laboratory Corp. of America Holdings, Inc............        42,500       106,250
 *Labtec, Inc..........................................         1,900         9,975
 Laclede Gas Co........................................        15,100       333,144
 *#Laclede Steel Co....................................         2,700         1,223
 *Ladd Furniture, Inc..................................         7,066       144,853
 *Lai Worldwide, Inc...................................         7,400        43,938
 *Lakeland Industries, Inc.............................         2,000        12,625
 *Lakes Gaming, Inc....................................         9,475       110,739
 Lakeview Financial Corp...............................         4,500        90,703
 *Lam Research Corp....................................         1,100        30,491
 *Lamson & Sessions Co.................................        10,200        59,925
 Lance, Inc............................................        28,400       414,463
 *Lancer Corp..........................................         9,600        75,000
 *Landair Corp.........................................         4,100        19,539
 Landamerica Financial Group, Inc......................        11,550       331,341
 Landauer, Inc.........................................         7,700       213,675
 *Landec Corp..........................................        10,500        39,047
 *Landrys Seafood Restaurants, Inc.....................        28,277       261,562
 *Landstar Systems, Inc................................         9,100       342,956
 *Lanvision Systems, Inc...............................         7,300        10,494
 *Larscom, Inc.........................................         4,000        10,125
 *Laser Vision Centers, Inc............................         3,500       198,188
 *#LaserSight Corporation..............................        12,400       214,288
 *Lason, Inc...........................................        12,000       462,375
 Lawson Products, Inc..................................        10,300       256,213
 Lawter International, Inc.............................        31,600       385,125
 *Layne Christensen Co.................................         9,100        60,856
 *Lazare Kaplan International, Inc.....................         7,300        69,350
 *Leapnet, Inc.........................................        10,900        26,909
 *Learning Tree International, Inc.....................        19,800       209,138
 *#Leasing Solutions, Inc..............................         6,700         7,119
 *Lechters, Inc........................................        15,500        35,844
 *Lecroy Corp..........................................         6,100       105,988
 *Lectec Corp..........................................         1,902         5,944
 Lesco, Inc............................................         7,725       137,119
 *LeukoSite, Inc.......................................         2,000        24,438
 *#Level 8 Systems, Inc................................         6,900        60,591
 *Lexington Global Asset Managers, Inc.................         3,600        11,700
 Libbey, Inc...........................................        15,800       473,013
 *Liberty Bancorp, Inc.................................         2,700        22,528
 Liberty Homes, Inc. Class A...........................           200         1,863
 *Life Financial Corp..................................         5,200        20,638
 *#Life Medical Sciences, Inc..........................         8,900         6,397
 Life USA Holdings, Inc................................        26,800       535,163
 *Lifecell Corp........................................        10,200        42,394
 *Lifecore Biomedical, Inc.............................        16,100       178,609
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Lifeline Systems, Inc................................         4,100  $     76,363
 Lifetime Hoan Corp....................................         9,762        87,858
 *Ligand Pharmaceuticals, Inc. Class B.................        38,277       391,143
 *Lightbridge, Inc.....................................        12,600       127,181
 Lillian Vernon Corp...................................         6,600        84,975
 Lilly Industry, Inc. Class A..........................        20,500       390,781
 *Lindal Cedar Homes, Inc..............................         4,482         9,104
 Lindsay Manufacturer Co...............................        12,100       213,263
 *Liposome Co., Inc....................................        34,200       488,419
 Liqui Box Corp........................................         2,500       133,125
 Litchfield Financial Corp.............................         6,000        98,438
 *Lithia Motors, Inc. Class A..........................         6,100       115,519
 *#Littlefield, Adams & Co.............................           900         2,025
 *Littlefuse, Inc......................................        18,900       378,591
 *Lodgenet Entertainment Corp..........................        10,400       129,350
 *#Lodgian, Inc........................................        21,900       153,300
 *Loehmanns, Inc.......................................         7,100         6,323
 *Loews Cineplex Entertainment Corp....................        28,000       267,750
 *Logic Devices, Inc...................................         5,600        19,425
 *Logility, Inc........................................         8,900        44,222
 *Lojack Corp..........................................        14,500       112,828
 Lone Star Industries, Inc.............................        17,200       612,750
 *Lone Star Steakhouse Saloon..........................        39,000       396,094
 *Lone Star Technologies, Inc..........................        21,800       339,263
 *Long Beach Financial Corp............................        16,100       229,928
 Longview Fibre Co.....................................        48,500       657,781
 *Loronix Information Systems, Inc.....................         3,300        32,794
 *Louis Dreyfus Natural Gas Corp.......................        38,052       742,014
 Luby's Cafeterias, Inc................................        18,900       321,300
 Lufkin Industries, Inc................................         4,600        77,194
 *Lumisy, Inc..........................................         9,100        35,263
 *Lunar Corp...........................................         6,900        57,141
 *Lund International Holdings, Inc.....................         2,200        12,925
 *Lydall, Inc. DE......................................         2,400        28,950
 *Lynch Corp...........................................         2,200       171,050
 *Lynx Therapeutics, Inc...............................         3,000        36,469
 M.A. Hanna Co.........................................        39,000       575,250
 *M.H. Meyerson & Co., Inc.............................         3,500        27,344
 M/A/R/C, Inc..........................................         3,027        45,310
 MAF Bancorp, Inc......................................        23,584       541,695
 *MAI Systems Corp.....................................         9,600        36,600
 *MAXIMUS, Inc.........................................         6,000       178,500
 *MB Financial, Inc....................................         2,800        37,625
 MDC Holdings, Inc.....................................        17,600       347,600
 *MEMC Electronic Materials, Inc.......................        39,100       322,575
 MFB Corp..............................................         1,000        21,438
 *MFRI, Inc............................................         4,400        19,938
 *MGI Pharma, Inc......................................        13,000       136,500
 MI Schottenstein Homes, Inc...........................         7,000       135,625
 *MIM Corp.............................................         9,000        24,469
 MMI Companies, Inc....................................        16,200       279,450
 MOCON, Inc............................................         6,450        37,088
 *MRV Communications, Inc..............................        24,000       280,500
 *MS Carriers, Inc.....................................        11,000       349,938
 *MTI Technology Corp..................................         5,900        52,916
 MTS Systems Corp......................................        16,700       196,225
 MYR Group, Inc........................................         3,110        47,039
 *Mac-Gray Corp........................................        23,100       206,456
 *Mackie Designs, Inc..................................        16,100        80,500
 *MacNeal-Schwendler Corp..............................        12,200        70,150
 *Madden (Steven), Ltd.................................        13,900       148,991
 *Made2Manage Systems, Inc.............................         4,000        41,375

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Madison Gas & Electric Co.............................        14,450  $    304,805
 *Magainin Pharmaceuticals, Inc........................        19,400        30,919
 *Magellan Health Services, Inc........................        31,900       257,194
 *Magnetek, Inc........................................        33,400       338,175
 *#Magnum Hunter Resources, Inc........................        19,900        72,138
 *Mail-Well, Inc.......................................        19,000       281,438
 *Main Street & Main, Inc..............................         8,450        30,103
 Maine Public Service Co...............................           700        10,763
 *#Malibu Entertainment Worldwide, Inc.................        24,000        30,000
 *Mallon Resources Corp................................         5,400        47,250
 *Managed Care Solutions, Inc..........................         2,866        11,106
 *#Manatron, Inc.......................................         1,102         7,611
 *Manchester Equipment Co., Inc........................         7,000        22,750
 *Manhattan Associates, Inc............................         3,300        29,597
 Manitowoc Co., Inc....................................        20,850       708,900
 *Manugistic Group, Inc................................        17,200       155,338
 *Mapics, Inc..........................................        16,300       153,831
 *Mapinfo Corp.........................................         4,800        90,600
 *Marcam Solutions, Inc................................         2,700        19,533
 Marcus Corp...........................................        17,175       215,761
 *Marine Drilling Companies, Inc.......................        47,100       677,063
 *Marine Transport Corp................................         7,540        32,281
 *Mariner Post-Acute Network, Inc......................        70,260       158,085
 *Marisa Christina, Inc................................         6,700         5,234
 Maritrans, Inc........................................         9,700        55,775
 *Mark VII, Inc........................................         4,800        75,900
 *Market Facts, Inc....................................         8,000       250,250
 *Marlton Technologies, Inc............................         5,000        23,438
 Marsh Supermarkets, Inc. Class A......................         1,600        23,800
 Marsh Supermarkets, Inc. Class B......................         3,100        38,750
 *Marshall Industries..................................        16,400       289,050
 *#Martek Biosciences Corp.............................        13,400       141,538
 *Marten Transport, Ltd................................         4,200        55,256
 *Marvel Enterprises, Inc..............................        10,200        90,525
 Massbank Corp. Reading, MA............................         2,433        91,238
 *Mastec, Inc..........................................        22,200       538,350
 *Matec Corp...........................................         1,100         3,988
 *Material Sciences Corp...............................        20,500       228,063
 *Mathsoft, Inc........................................         6,300        19,983
 *Matlack Systems, Inc.................................         7,500        38,906
 *Matria Healthcare, Inc...............................        33,200       197,125
 *Matritech, Inc.......................................        21,800        29,975
 *Matrix Pharmaceutical, Inc...........................        19,600        92,181
 *Matrix Service Co....................................         7,500        29,531
 Matthews International Corp.
   Class A.............................................        12,000       349,500
 *Matthews Studio Equipment Group......................         8,800        90,475
 *Mattson Technology, Inc..............................        13,300        95,594
 *Maverick Tube Corp...................................        13,900       180,266
 *Max & Ermas Restaurants, Inc.........................         2,037        14,768
 *Maxco, Inc...........................................         1,900        12,706
 *Maxicare Health Plans, Inc...........................        16,100        79,997
 *Maxim Group, Inc.....................................        13,200       118,800
 *#Maxim Pharmaceuticals, Inc..........................         9,300        94,163
 *Maxwell Shoe Company, Inc............................         8,000        67,500
 *Maxwell Technologies, Inc............................         6,700       151,588
 *Maxxam, Inc..........................................         5,200       318,500
 *Maxxim Medical, Inc..................................        12,000       190,500
 *Maynard Oil Co.......................................         3,100        30,225
 *Mays (J.W.), Inc.....................................           200         1,400
 *Mazel Stores, Inc....................................         8,200        77,900
 *McClain Industries, Inc..............................           266         1,471
                                                               SHARES        VALUE+
                                                         ------------  ------------
 McGrath Rent Corp.....................................        12,100  $    228,388
 *McMoran Exploration Co...............................         7,896       142,622
 *McNaughton Apparel Group, Inc........................         6,000        36,375
 *McWhorter Technologies, Inc..........................         8,200       113,775
 *Meade Instruments Corp...............................         5,500        73,563
 *Meadow Valley Corp...................................         2,200        10,175
 Meadowbrook Insurance Group, Inc......................        10,100       136,350
 *Measurement Specialties, Inc.........................         2,500        31,250
 *Mechanical Dynamics, Inc.............................         4,300        27,413
 *Mecon, Inc...........................................         5,400        44,550
 *Medaphis Corp........................................        70,400       349,800
 *Medar, Inc...........................................         5,400        11,728
 *Medarex, Inc.........................................        28,400       118,038
 *Medco Research, Inc..................................         9,500       223,250
 Medford Bancorp, Inc..................................         7,000       115,500
 *Media 100, Inc.......................................         7,000        47,031
 *Media Arts Group, Inc................................        16,800       116,550
 *#Media Logic, Inc....................................         2,400           750
 *Medialink Worldwide, Inc.............................         6,700       108,456
 *Medical Action Industries, Inc.......................         5,200        15,438
 *Medical Alliance, Inc................................         5,200        13,975
 *Medical Assurance, Inc...............................        17,427       486,867
 *Medical Graphics Corp................................         1,500         2,016
 *Medical Manager Corp.................................        19,400       959,088
 *#Medical Resources, Inc..............................         5,283        11,061
 *Medicalcontrol, Inc..................................         3,500        29,531
 *Medicore, Inc........................................         3,800         4,038
 *Medirisk, Inc........................................         5,600        57,925
 *Medpartners, Inc.....................................         9,500        55,219
 *#Medplus, Inc........................................         4,500         8,719
 *Medstone International, Inc..........................         5,800        42,231
 *Melita International Corp............................        12,500       181,641
 *Memberworks, Inc.....................................        14,100       630,094
 Mentor Corp. MN.......................................        25,900       412,781
 *Mentor Graphics Corp.................................        35,900       452,116
 Merchants Bancorp, Inc................................         2,100        58,144
 Merchants Bancshares, Inc.............................         2,700        62,606
 Merchants Group, Inc..................................         1,300        28,438
 Merchants New York Bancorp, Inc.......................           800        27,100
 *Mercury Air Group, Inc...............................         5,800        38,425
 *Meridian Data, Inc...................................         7,100        53,694
 Meridian Diagnostics, Inc.............................        12,900        99,975
 Meridian Insurance Group, Inc.........................         2,970        49,191
 *Meridian Medical Technology, Inc.....................         2,400        14,475
 *Meridian Resource Corp...............................        59,172       318,050
 *Merisel, Inc.........................................        11,900        27,705
 *Merit Medical Systems, Inc...........................         5,200        30,388
 *Merix Corp...........................................         5,200        31,200
 Merrill Corp..........................................        14,500       218,859
 *Merrimac Industries, Inc.............................           660         4,620
 *Mesa Air Group, Inc..................................        30,100       198,472
 *Mesa Labs, Inc.......................................         2,700        12,572
 *Mesaba Holdings, Inc.................................        17,850       264,961
 *Messagemedia, Inc....................................        27,800       247,594
 *Mestek, Inc..........................................         4,200        85,575
 *Meta Group, Inc......................................        10,400       143,325
 *Metacreations Corp...................................        21,300       125,803
 *Metal Management, Inc................................        36,421        67,151
 *Metals USA, Inc......................................        30,500       350,750
 *Metatec Corp. Class A................................         5,300        23,684
 *Met-Coil Systems Corp................................         1,000         4,125
 Methode Electronics, Inc. Class A.....................        30,800       564,988

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Methode Electronics, Inc. Class B.....................           500  $      9,094
 Met-Pro Corp..........................................        11,175       146,672
 *Metra Biosystems, Inc................................        10,100        10,889
 *#Metricom, Inc.......................................        16,700       164,913
 *Metrika System Corp..................................         3,000        28,688
 *Metro Networks, Inc..................................         3,400       193,163
 *Metro One Telecommunications, Inc....................         9,900       150,047
 *Metrocall, Inc.......................................        36,985       108,066
 *Metrologic Instruments, Inc..........................         4,900        58,800
 *Metromedia International Group, Inc..................        62,200       517,038
 *Metrotrans Corp......................................         1,600         3,900
 Metrowest Bank MA.....................................        12,800        76,000
 *Michael Anthony Jewelers, Inc........................         5,800        22,838
 Michael Foods, Inc....................................        19,058       446,672
 *Michaels Stores, Inc.................................        36,800       986,700
 *Micrion Corp.........................................         3,300        39,600
 *Micro Linear Corp....................................         9,600        34,650
 *Micro Warehouse, Inc.................................        31,400       487,681
 *Microage, Inc........................................        18,150       101,527
 *Microcide Pharmaceuticals, Inc.......................         9,300        39,089
 *Micrografx, Inc......................................         8,200        54,581
 *Micros Systems, Inc..................................        14,400       451,800
 *Micros to Mainframes, Inc............................         3,100        12,691
 *Microsemi Corp.......................................        10,600       103,019
 *Microtest, Inc.......................................         7,900        20,984
 *Micro-Therapeutics, Inc..............................         6,000        51,375
 *Microtouch Systems, Inc..............................         7,300       107,219
 *Microware Systems Corp...............................        11,600        20,663
 *Microwave Power Dynamics, Inc........................        10,100       152,763
 Mid America Banccorp..................................         9,010       218,493
 *Mid Atlantic Medical Services, Inc...................        56,800       589,300
 Midas, Inc............................................        12,050       377,316
 Midcoast Energy Resources, Inc........................         5,625        91,406
 *Middleby Corp........................................        10,300        49,891
 Middlesex Water Co....................................         3,400        80,644
 Midland Co............................................         3,300        80,850
 *Midway Airlines Corp.................................         8,500        87,656
 *Midway Games, Inc....................................        34,070       361,994
 *Midwest Express Holdings, Inc........................        11,275       337,545
 *Midwest Grain Products, Inc..........................         7,600        70,775
 Mikasa, Inc...........................................        16,400       182,450
 *Mikohn Gaming Corp...................................         8,900        33,931
 *#Milestone Scientific, Inc...........................         6,900         9,488
 *Millennium Pharmaceuticals, Inc......................         2,800       105,875
 *Miller Building Systems, Inc.........................         3,200        19,000
 *Miller Industries, Inc...............................        42,000       202,125
 *Miltope Group, Inc...................................        11,000        12,719
 Mine Safety Appliances Co.............................         1,900       120,056
 Minntech Corp.........................................         4,700        65,066
 Minuteman International, Inc..........................         1,000         9,188
 *#Miravant Medical Technologies.......................        13,700       103,178
 Mississippi Chemical Corp.............................        24,642       237,179
 *Mitcham Industries, Inc..............................         7,900        33,698
 Mitchell Energy & Development Corp. Class A...........         1,100        17,600
 Mitchell Energy & Development Corp. Class B...........           800        12,900
 *Mity-Lite, Inc.......................................         2,200        41,663
 Mobile America Corp...................................         6,100        23,447
 *Mobile Mini, Inc.....................................         6,500        85,313
 *Mobius Management Systems, Inc.......................         7,000        59,500
 *#Modacad, Inc........................................         4,700        45,972
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Modtech Holdings, Inc................................         7,657  $     68,913
 *Molecular Biosystems, Inc............................        16,700        41,750
 *Molecular Devices Corp...............................         5,600       137,550
 *Monaco Coach Corp....................................        11,175       335,250
 *Monarch Casino and Resort, Inc.......................         6,300        37,209
 *Monarch Dental Corp..................................         9,700        34,859
 Monarch Machine Tool Co...............................         3,400        29,963
 *Mondavi (Robert) Corp. Class A.......................         6,400       216,200
 *Monro Muffler Brake, Inc.............................         6,641        56,241
 Monterey Bay Bancorp, Inc.............................         2,125        30,813
 *Monterey Pasta Co....................................         7,000        17,719
 *Moog, Inc. Class A...................................         5,050       138,559
 *Moog, Inc. Class B...................................           600        22,388
 *Moore Medical Corp...................................         2,700        28,519
 Moore Products Co.....................................         2,200        51,425
 Morgan Keegan, Inc....................................        29,400       542,063
 *Morgan Products, Ltd.................................         9,100        33,841
 *Morgan's Foods, Inc..................................           900         4,163
 Morrison Health Care, Inc.............................        10,833       211,921
 *Morrison Knudsen Corp................................        47,900       476,006
 *Morrow Snowboards, Inc...............................         1,000           219
 *Morton Industrial Group, Inc.
   Class A.............................................         1,000         7,656
 *Morton's Restaurant Group, Inc.......................         5,300        93,413
 *Mosaix, Inc..........................................        10,300       107,184
 *#Mossimo, Inc........................................        13,500       123,188
 *Mother's Work, Inc...................................         3,300        36,919
 *Motivepower Industries, Inc..........................        24,000       406,500
 *Motor Car Parts & Accessories, Inc...................         6,100        35,266
 *Motor Club of America................................           700         8,859
 Movado Group, Inc.....................................         9,050       218,331
 *Movie Gallery, Inc...................................        11,500        70,797
 *Multi Color Corp.....................................         1,000         6,719
 *Multiple Zones International, Inc....................        11,000        97,625
 *Musicland Stores Corp................................        31,800       282,225
 *Mutual Savings Bank FSB Bay City, MI.................         3,000        38,719
 Myers Industries, Inc.................................        16,461       376,545
 *Mylex Corp...........................................        24,800       130,975
 *Myriad Genetics, Inc.................................         8,400        86,625
 *Mysoftware Co........................................         4,000        67,375
 *N & F Worldwide Corp.................................        18,600       144,150
 *NABI, Inc............................................        35,200       100,100
 NBT Bancorp...........................................        11,284       234,143
 *NBTY, Inc............................................        64,400       405,519
 NCH Corp..............................................         6,200       340,225
 *NCI Building Systems, Inc............................        14,800       373,700
 *NCS Healthcare, Inc..................................        11,700       159,413
 *NFO Worldwide, Inc...................................        23,000       326,313
 NL Industries, Inc....................................        10,000       106,250
 NN Ball & Roller, Inc.................................        12,300        69,188
 *NPC International, Inc...............................        22,000       383,625
 *NPS Pharmaceuticals, Inc.............................        11,100        77,700
 *NTN Communications, Inc..............................         2,293         1,720
 NUI Corp..............................................        10,800       268,650
 NYMAGIC, Inc..........................................         7,600        95,000
 *Nabors Industries, Inc...............................         3,001        60,020
 *Nanometrics, Inc.....................................         7,000        48,563
 *Napco Security Systems, Inc..........................         2,150         6,181
 *#Napro Biotherapeutics, Inc..........................         9,500        20,039
 Nash Finch Co.........................................        10,200        94,988
 *Nashua Corp..........................................         4,800        54,600

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Nastech Pharmaceutical Co., Inc......................         5,100  $     13,547
 *Nathans Famous, Inc..................................         1,900         7,184
 *National Beverage Corp...............................        18,500       152,625
 *National City Bancorp................................         6,189       123,780
 National City Bankshares, Inc.........................         4,466       112,208
 *National Dentex Corp.................................         3,000        47,063
 *National Discount Brokers Group, Inc.................        10,500       488,250
 *National Home Centers, Inc...........................         3,000         3,750
 *National Home Health Care Corp.......................         3,815        16,571
 National Penn Bancshares, Inc.........................        11,928       270,244
 National Presto Industries, Inc.......................         5,100       190,294
 *National Processing, Inc.............................        30,300       181,800
 *National Record Mart, Inc............................         4,200        31,631
 *National Research Corp...............................         4,500        12,094
 *National RV Holdings, Inc............................        20,700       531,731
 *National Standard Co.................................         6,500        38,594
 National Steel Corp. Class B..........................        23,000       175,375
 National Technical Systems, Inc.......................         7,500        33,750
 *National Techteam, Inc...............................        12,300        65,728
 *National Western Life Insurance Co. Class A..........         1,000        96,438
 *Natural Alternatives International, Inc..............         4,800        17,250
 *Natural Microsystems Corp............................        10,200        62,475
 *Natural Wonders, Inc.................................         5,700        21,197
 Natures Sunshine Products, Inc........................        22,759       283,065
 *Nautica Enterprises, Inc.............................        30,000       485,625
 *#Navarre Corp........................................        18,400       223,100
 *Navigant International, Inc..........................         9,500        77,039
 *Navigators Group, Inc................................         3,200        45,600
 *Neff Corp. Class A...................................        20,500       270,344
 Nelson (Thomas), Inc..................................        11,400       111,863
 *Neogen Corp..........................................         3,700        26,131
 *Neopath, Inc.........................................        13,100        51,991
 *#Neopharm, Inc.......................................         8,000       126,000
 *Neorx Corp...........................................        17,225        24,492
 *Neose Technologies, Inc..............................         8,600        94,331
 *#Neotherapeutics, Inc................................         3,300        42,281
 *Netmanage, Inc.......................................        62,145       164,102
 *Netopia, Inc.........................................        11,300       317,106
 *Netrix Corp..........................................        13,000        43,063
 *Netspeak Corp........................................        11,300       117,944
 *Network Computing Devices, Inc.......................        13,900        66,025
 *Network Equipment Technologies, Inc..................        20,100       208,538
 *Network Peripherals, Inc.............................        11,100       160,603
 *Network Six, Inc.....................................           275         1,392
 *Neurobiological Technologies, Inc....................         2,700         3,291
 *Neurocrine Biosciences, Inc..........................        16,300        88,631
 *Neurogen Corp........................................        11,500       143,031
 *New Brunswick Scientific Co., Inc....................         3,473        32,559
 *New Century Financial Corp...........................        13,000       189,719
 New England Business Services, Inc....................        12,000       326,250
 New England Community Bancorp, Inc. Class A...........         4,770        93,313
 New Hampshire Thrift BancShares, Inc..................           200         2,763
 *New Horizons Worldwide, Inc..........................         6,000       120,375
 New Jersey Resources Corp.............................        13,800       520,950
 *New Mexico & Arizona Land Co.........................         6,258        46,935
 *Newcor, Inc..........................................         2,940        13,965
 Newmil Bancorp, Inc...................................         3,500        35,219
 *Newpark Resources, Inc...............................        65,100       585,900
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Newport Corp..........................................         8,200  $    124,538
 *Newsedge Corp........................................        15,450       130,842
 *Nexstar Pharmaceuticals, Inc.........................        25,696       445,665
 *Nexthealth, Inc......................................         3,400         3,719
 *#Niagara Corp........................................         7,400        52,956
 *Nichols Research Corp................................        11,950       243,481
 *Nine West Group......................................        32,300       896,325
 *Nitches, Inc.........................................           785         2,649
 *Nitinol Medical Technologies, Inc....................         9,000        28,125
 *Nobel Learning Communities, Inc......................         5,400        29,700
 *Nobility Homes.......................................         5,475        48,420
 *Noel Group, Inc......................................         8,000         5,250
 Noland Co.............................................           200         3,963
 *Noodle Kidoodle, Inc.................................         6,800        43,988
 Norrell Corp..........................................        24,500       454,781
 *Norstan, Inc.........................................         9,400       106,044
 *Nortek, Inc..........................................        10,400       318,500
 *North American Scientific, Inc.......................         6,000        43,875
 North Carolina Natural Gas Corp.......................         9,100       306,556
 North Central Bancshares, Inc.........................         2,700        48,094
 Northeast Bancorp.....................................           900         9,450
 Northern Technologies International...................         2,700        16,200
 *Northfield Laboratories, Inc.........................        15,300       184,556
 Northland Cranberries, Inc. Class A...................        16,400       148,113
 Northrim Bank.........................................         1,695        18,380
 Northwest Bancorp, Inc................................        42,200       399,581
 Northwest Natural Gas Co..............................        21,650       519,600
 *Northwest Pipe Co....................................         4,700        80,781
 *Northwest Teleproductions, Inc.......................           200           138
 Northwestern Corp.....................................        18,400       483,000
 *Northwestern Steel & Wire Co.........................        18,500        22,547
 *Novacare Employee Services, Inc......................         4,000        18,750
 *Novacare, Inc........................................        60,000       127,500
 *Novadigm, Inc........................................        16,500       124,266
 *Novametrix Medical Systems, Inc......................         6,100        26,306
 *Novavax, Inc.........................................        11,900        49,831
 *Noven Pharmaceuticals, Inc...........................        19,300       118,213
 *Novitron International, Inc..........................         1,430         1,877
 *Nstor Technology.....................................        11,400        34,200
 *Nu Horizons Electronics Corp.........................         7,900        48,881
 *Nuevo Energy Co......................................        16,200       247,050
 *Number Nine Visual Technology Corp...................         2,200         5,569
 *Numerex Corp. Class A................................         8,300        30,866
 *Nutramax Products, Inc...............................         3,300        12,994
 *Nutrition for Life International, Inc................         2,700         5,948
 *O'Charleys, Inc......................................        20,750       271,047
 O'Sullivan Corp.......................................        13,000       115,375
 *O'Sullivan Industries Holdings, Inc..................        12,800       212,800
 *O.I. Corp............................................         2,600        12,431
 *OAO Technology Solutions, Inc........................        10,000        40,625
 *ODS Networks, Inc....................................        16,700        57,406
 OEA, Inc..............................................        18,500       186,156
 *OEC Medical Systems, Inc.............................        11,500       274,563
 *OMI Corp.............................................        22,900        60,113
 *OMNI Energy Services Corp............................         4,600        20,125
 *ORBIT/FR, Inc........................................         2,700         7,678
 *OSI Pharmaceutical, Inc..............................        18,300       100,650
 *OSI Systems, Inc.....................................         1,700         9,138
 *OTR Express, Inc.....................................           200           725
 Oak Hill Financial, Inc...............................         1,000        19,063
 *Oak Industries, Inc..................................        15,800       761,363

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Oak Technology, Inc..................................        37,700  $    131,361
 *Oakley, Inc..........................................        56,500       459,063
 *Object Design, Inc...................................        30,300       108,891
 *Objective Systems Integrators, Inc...................        28,300        80,920
 *Objectshare, Inc.....................................         8,300         9,467
 *Ocean Energy, Inc....................................        15,000       148,125
 Ocean Financial Corp..................................        12,400       217,388
 *Oceaneering International, Inc.......................        25,200       389,025
 *Ocular Sciences, Inc.................................        10,300       315,116
 *Ocwen Financial Corp.................................        23,100       200,681
 *Odetics, Inc. Class A................................           300         2,541
 *Odwalla, Inc.........................................         3,500        28,219
 *Offshore Logistics, Inc..............................        19,700       222,241
 Oglebay Norton Co.....................................         4,400       107,525
 Oil-Dri Corp. of America..............................         4,000        61,500
 *Old Dominion Freight Lines, Inc......................         7,200        84,600
 *Old Guard Group, Inc.................................         3,400        44,306
 Olsten Corp...........................................        45,000       399,375
 *Olympic Steel, Inc...................................        10,000        76,875
 Omega Financial Corp..................................         7,150       251,144
 *Omega Health System, Inc.............................         7,200        54,675
 *Omega Protein Corp...................................         5,500        33,688
 *Omega Worldwide, Inc.................................        10,000        42,813
 *#Omnipoint Corp......................................        42,900       746,728
 *Omtool, Ltd..........................................        17,000        64,813
 *On Assignment, Inc...................................         9,700       250,988
 *On Command Corp......................................        15,600       217,913
 *On Technology Corp...................................         1,700         2,577
 *On-Point Technology Systems, Inc.....................         7,900        22,959
 *#Oncor, Inc..........................................        20,800         1,014
 *One Price Clothing Stores, Inc.......................         9,400        38,628
 Oneida, Ltd...........................................        15,050       386,597
 *Onhealth Network Company.............................         3,800        43,225
 *#Onsale, Inc.........................................        16,200       314,381
 *Ontrack Data International, Inc......................         7,900        36,784
 *Onyx Acceptance Corp.................................         4,900        38,741
 *Onyx Pharmacueticals, Inc............................        10,300        83,044
 *Open Market, Inc.....................................        39,200       487,550
 *Openroute Networks, Inc..............................        12,300        44,203
 *Opinion Research Corp................................         1,700         9,138
 *Opta Food Ingredients, Inc...........................        10,000        32,656
 *Optek Technology, Inc................................         5,600       141,050
 *Opti, Inc............................................         8,600        54,556
 *#Optical Cable Corp..................................        21,800       241,163
 Optical Coating Laboratory, Inc.......................        11,000       714,313
 *Optical Sensors, Inc.................................         7,100         7,766
 *Optika Imaging Systems, Inc..........................         5,900        36,138
 *Option Care, Inc.....................................         8,400        19,688
 Orange & Rockland Utilities, Inc......................         8,700       506,231
 *Orange Co., Inc......................................         9,400        48,175
 *Orbit International Corp.............................         3,800         4,038
 *Orcad, Inc...........................................         8,400        69,563
 Oregon Steel Mills, Inc...............................        23,200       317,550
 Oregon Trail Financial Corp...........................         4,200        54,469
 *#Organogenesis, Inc..................................        26,576       293,997
 *#Oriole Homes Corp. Class A Convertible..............           800         1,525
 *Oriole Homes Corp. Class B...........................         2,000         3,750
 *Orleans Homebuilders, Inc............................         2,000         3,750
 *Oroamerica, Inc......................................         5,700        43,641
 *Orphan Medical, Inc..................................         4,585        31,379
 *Ortel Corp...........................................        11,100       119,325
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Orthodontic Centers of America, Inc..................        13,900  $    167,669
 *Orthologic Corp......................................        22,800        60,919
 Oshkosh B'Gosh, Inc. Class A..........................        16,200       319,950
 Oshkosh Truck Corp. Class B...........................         6,400       253,200
 *Oshman's Sporting Goods, Inc.........................         4,100        10,763
 *#Osicom Technologies, Inc............................         6,100        56,425
 *Osmonics, Inc........................................        13,100       153,925
 *Osteotech, Inc.......................................        10,200       361,463
 *Ostex International, Inc.............................        10,000        12,969
 Ottawa Financial Corp.................................         4,525       101,813
 Otter Tail Power Co...................................        10,200       398,438
 *Outlook Group Corp...................................         1,800         6,863
 *Outsource International, Inc.........................         6,900        30,942
 *Overland Data........................................         3,000        18,938
 Overseas Shipholding Group, Inc.......................        16,200       202,500
 Owens & Minor, Inc....................................        27,500       299,063
 Owosso Corp...........................................           300         1,575
 Oxford Industries, Inc................................         7,800       216,450
 *#Oxigene, Inc........................................         9,400        90,475
 *P&F Industries, Inc. Class A.........................         1,300        12,919
 *P-Com, Inc...........................................        52,100       230,380
 *PAM Transportation Services, Inc.....................         6,600        59,813
 *PC Quote, Inc........................................        12,000       101,250
 *PC Service Source, Inc...............................         4,900        18,681
 *#PHP Healthcare Corp.................................        11,000           550
 *PIA Merchandising Services, Inc......................           500         1,281
 *PJ America, Inc......................................         4,000        93,875
 *PLM International, Inc...............................         5,100        30,600
 *PMR Corp.............................................         6,700        26,172
 *PPT Vision, Inc......................................         4,200        19,950
 *PRI Automation, Inc..................................        17,800       436,100
 *PS Group Holdings, Inc...............................         3,000        33,000
 *PSC, Inc.............................................         8,900        89,000
 *PSW Technologies, Inc................................         8,000        25,875
 PXRE Corp.............................................        12,120       225,735
 *#Pacific Aerospace and Electronics, Inc..............        12,200        20,397
 Pacific Crest Capital, Inc............................         1,060        16,894
 *Pacific Gateway Exchange, Inc........................        15,300       601,959
 *Pacific Sunwear of California, Inc...................        18,900       709,931
 *Pagasus Systems, Inc.................................         8,500       295,641
 *Pagemart Wireless, Inc. Class A......................        27,500       125,469
 *Paging Network, Inc..................................        48,400       160,325
 *Pairgain Technologies, Inc...........................         7,800        96,281
 *#Palatin Technologies, Inc...........................            62           304
 *Palm Harbor Homes, Inc...............................        19,169       410,935
 *Pameco Corp..........................................         2,800        21,875
 *Pamida Holdings Corp.................................         4,000        45,000
 Pamrapo Bancorp, Inc..................................         2,300        53,044
 Panaco, Inc...........................................        18,100        13,858
 *Pancho's Mexican Buffet, Inc.........................         1,666         6,404
 *Panera Bread CO......................................         7,200        50,400
 *Par Technology Corp..................................         7,500        48,750
 *Paracelsus Healthcare Corp...........................        44,100        49,613
 *Paragon Trade Brands, Inc............................         7,100        17,750
 *Parallel Petroleum Corp..............................        12,800        25,000
 *#Paravant, Inc.......................................         6,500        15,133
 *Parexel International Corp...........................        18,800       449,438
 Paris Corp............................................           200           444
 Park Electrochemical Corp.............................        10,300       246,556
 *Parker Drilling Co...................................        24,000        75,000
 *#Parkervision, Inc...................................         9,100       279,825

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Park-Ohio Holdings Corp..............................         7,934  $    128,432
 Parkvale Financial Corp...............................         3,050        64,241
 *Parlex Corp..........................................         3,900        54,113
 *Parlux Fragrances, Inc...............................         8,100        16,453
 *Pathogenesis Corp....................................        13,000       184,031
 *#Patient Infosy......................................         2,600         6,378
 Patina Oil & Gas Corp.................................        16,834        86,274
 Patrick Industries, Inc...............................         4,700        61,100
 *Patterson Energy, Inc................................        27,780       230,487
 *Paul Harris Stores, Inc..............................         9,700        62,747
 Paula Financial, Inc..................................         6,200        53,281
 *Paul-Son Gaming Corp.................................         2,000        12,063
 *Paxar Corp...........................................        44,015       398,886
 *Paxson Communications Corp...........................        47,200       610,650
 *Payless Cashways, Inc................................           159           328
 *Paymentech, Inc......................................        23,700       593,981
 *Peapod, Inc..........................................        15,300       137,222
 *Pediatric Services of America, Inc...................         4,800         7,350
 *#Pediatrix Medical Group, Inc........................        12,000       270,750
 Peerless Manufacturing Co.............................           200         2,131
 *Pegasus Communications Corp. Class A.................         9,100       429,406
 *Pegasystems, Inc.....................................        22,900       192,503
 Penford Corp..........................................         6,600        86,831
 Penn Engineering & Manufacturing Corp. Class A........           600        11,738
 Penn Engineering & Manufacturing Corp. Non-voting.....         7,500       161,250
 *Penn National Gaming, Inc............................        12,600       117,731
 *#Penn Traffic Co.....................................         9,300         2,046
 *Penn Treaty American Corp............................         7,000       176,313
 Penn Virginia Corp....................................         8,200       158,875
 Penn-America Group, Inc...............................         8,450        92,950
 #Penncorp Financial Group, Inc........................        23,300        13,106
 Pennfed Financial Services, Inc.......................         6,800        99,025
 Pennsylvania Enterprises, Inc.........................         8,500       246,500
 *Penske Motorsports, Inc..............................        11,400       558,956
 *Pentacon, Inc........................................         5,000        24,688
 *Penton Media, Inc....................................        15,800       316,988
 *Penwest Pharmaceuticals Company......................         6,600        57,750
 Peoples Bancor........................................        38,700       402,722
 Peoples Bancorp, Inc..................................           300         5,869
 Peoples Bancshares, Inc. Massachusetts................         2,500        48,594
 *Peoples Choice TV Corp...............................         6,350        59,333
 *Perceptron, Inc......................................         7,050        35,691
 *Performance Food Group Co............................        10,800       258,188
 *Performance Technologies, Inc........................         5,800        85,188
 *Perfumania, Inc......................................         5,200        18,038
 *Pericom Semiconductor Corp...........................         7,000        58,406
 *Perini Corp..........................................         4,900        24,500
 *Periphonics Corp.....................................        11,900       127,181
 *Perrigo Co...........................................        67,200       615,300
 *Personnel Group of America, Inc......................        29,500       335,563
 *Pervasive Software, Inc..............................        12,000       202,875
 *Petco Animal Supplies, Inc...........................        18,956       267,161
 *Petrocorp, Inc.......................................         6,900        41,400
 *Petroglyph Energy, Inc...............................         4,400        11,963
 *Petroleum Development Corp...........................        13,600        61,838
 *#Pharmaceutical Marketing Services, Inc..............        12,600       186,638
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Pharmaceutical Products Development Service Co.......        18,870  $    501,234
 *Pharmaceutical Resources, Inc........................        24,200       186,038
 *Pharmacopeia, Inc....................................        17,000       150,344
 *Pharmacyclics........................................        11,100       206,044
 *Pharmanetics, Inc....................................         6,100        27,450
 *Pharmchem Laboratories, Inc..........................         4,400        11,413
 *Phar-Mor, Inc........................................        14,200        67,894
 *#Pharmos Corp........................................         6,200        10,269
 *#Philadelphia Consolidated Holding Corp..............         9,800       233,669
 Philadelphia Suburban Corp............................        29,687       653,114
 *Phillips (R.H.), Inc.................................         4,600        15,094
 Phillips-Van Heusen Corp..............................        15,000       131,250
 *Phoenix Gold International, Inc......................         1,000         2,500
 *Phoenix International Life Sciences, Inc.............           775         6,547
 *Phoenix International, Ltd...........................         6,000        37,688
 Phoenix Investment Partners, Ltd......................        40,400       396,425
 *Phoenix Network, Inc. (Escrow Shares)................        10,200             0
 *Phoenix Technologies, Ltd............................        21,287       231,496
 *Phonetel Technologies, Inc...........................        13,200         1,043
 *Photo Control Corp...................................         1,000         1,688
 *Photon Dynamics, Inc.................................         6,500        57,789
 *Photran Corp.........................................         1,100             0
 *Photronics, Inc......................................        22,000       435,875
 *Phycor, Inc..........................................        60,900       427,252
 *Phymatrix Corp.......................................        30,000        49,219
 *Physician Computer Network, Inc......................        46,100        20,146
 *Physician Reliance Network, Inc......................        47,700       445,697
 Piccadilly Cafeterias, Inc............................         9,500       100,938
 *Pico Holdings, Inc...................................         6,661       134,885
 *Picturetel Corp......................................        39,700       351,097
 *Pierce Leahy Corp....................................        13,200       327,525
 *Piercing Pagoda, Inc.................................         6,800        83,300
 *Pilgrim America Capital Corp.........................         3,600        71,550
 Pilgrim Pride Corp....................................        24,000       496,500
 Pillowtex Corp........................................        13,717       222,901
 *Pinnacle Global Group, Inc...........................         1,400         8,575
 *Pinnacle Systems, Inc................................         9,100       468,081
 Pioneer Group, Inc....................................        22,900       400,750
 Pioneer Standard Electronics, Inc.....................        18,900       184,866
 Pitt-Des Moines, Inc..................................         7,200       181,800
 Pittston Co. Burlington Group.........................         2,000        21,625
 Pittston Co. Minerals Group...........................        10,700        16,050
 *Plains Resources, Inc................................        13,700       235,469
 *Planar Systems, Inc..................................         8,600        69,338
 *#Planet Hollywood, Inc...............................       124,000       108,500
 *Plasma-Therm, Inc....................................         9,800        30,013
 *Play By Play Toys and Novelties, Inc.................         5,900        30,975
 *Playboy Enterprises, Inc. Class A....................         3,800        96,425
 *Playboy Enterprises, Inc. Class B....................        15,036       437,924
 *Playcore, Inc........................................         3,936        23,124
 *Players International, Inc...........................        27,550       179,936
 *Plexus Corp..........................................        11,700       358,313
 *#Pluma, Inc..........................................         6,600           825
 Pocahontas Bancorp, Inc...............................         4,400        31,625
 #Pogo Producing Co....................................        32,117       588,143
 *Polycom, Inc.........................................        26,500       677,406
 *Polymedica Industries, Inc...........................         7,100        61,459
 *Polymer Group, Inc...................................        37,500       459,375

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Pomeroy Computer Resource, Inc.......................        10,375  $    147,844
 *Pool Energy Services Co..............................        18,900       315,984
 Pope & Talbot, Inc....................................        13,400       134,000
 *Porta Systems Corp...................................         6,680        12,943
 *#Possis Medical, Inc.................................        11,200       122,150
 *Powell Industries, Inc...............................         5,300        52,669
 *Powercerv Corp.......................................        10,600        23,188
 *Powerhouse Technologies, Inc.........................         8,700       160,678
 *Power-One, Inc.......................................         7,700       125,847
 *Powertel, Inc........................................        24,300       602,944
 *Powerwave Technologies, Inc..........................        15,400       355,163
 *Praegitzer Industries, Inc...........................         9,500        51,656
 *Prandium, Inc........................................        21,564        12,615
 *Precision Response, Corp.............................        19,200       112,800
 *Precision Standard, Inc..............................           950         3,800
 Premier Bancshares, Inc...............................         3,800        79,088
 *#Premier Laser Systems, Inc. Class A.................         9,900        23,977
 Premier National Bancorp..............................         6,138       105,113
 *Premiere Technologies, Inc...........................        41,300       634,988
 *Premisys Communications, Inc.........................        22,800       197,363
 *Premiumwear, Inc.....................................         1,400         7,788
 *Pre-Paid Legal Services, Inc.........................        19,200       510,000
 Presidential Life Corp................................        26,400       484,275
 *Presstek, Inc........................................        28,900       203,203
 *#Preview Travel, Inc.................................         8,000       138,500
 *Price Communications Corp............................        40,258       573,677
 *Pricesmart, Inc......................................         3,500        88,375
 *Pride International, Inc.............................        42,100       439,419
 *Prima Energy Corp....................................         3,500        59,609
 *Primark Corp.........................................        17,200       465,475
 Prime Bancorp, Inc....................................         9,930       267,489
 *Prime Hospitality Corp...............................        44,100       460,294
 *Prime Medical Services, Inc..........................         7,300        54,522
 Primesource Corp......................................         2,581        16,857
 *Primix Solutions, Inc................................        11,200        32,725
 *Primus Telecommunications Group, Inc.................        25,229       420,221
 *Printrak International, Inc..........................        10,100        67,544
 *Printronix, Inc......................................         5,925        83,691
 *Printware, Inc.......................................         3,900         9,263
 *Priority Healthcare Corp.............................         3,538       121,398
 *#Procept, Inc........................................           347           576
 *Procom Technology, Inc...............................         8,400        36,488
 *Procurenet, Inc......................................        19,700             0
 *Procyte Corp.........................................         3,600         2,644
 *Profit Recovery Group International, Inc.............        20,000       736,250
 *Programmers Paradise, Inc............................         3,400        37,188
 Progress Financial Corp...............................         3,667        61,193
 *Progress Software Corp...............................        15,450       403,631
 *Project Software & Development, Inc..................         8,800       250,800
 *ProMedCo Management Company..........................        12,000        49,125
 *Prophet 21, Inc......................................         1,500        13,406
 *Protection One, Inc..................................         4,000        21,875
 *Protein Design Labs, Inc.............................        16,700       326,694
 *Protocol Systems, Inc................................         5,800        55,281
 *Provant, Inc.........................................         7,000       110,250
 Providence & Worcester Railroad Co....................           800        11,400
 Providence Energy Corp................................         5,300       114,281
 *#Provident American Corp.............................         8,500       220,469
 Provident Bankshares Corp.............................        19,548       453,269
 *Provident Financial Holdings, Inc....................         3,300        61,359
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Proxim, Inc..........................................         8,700  $    332,775
 *Proxymed, Inc........................................        14,300       192,603
 Psychemedics Corp.....................................        20,000        97,500
 Public Service Co. of North Carolina..................        18,200       527,800
 Pulaski Furniture Corp................................         1,300        27,138
 *Pulsepoint Communications Corp.......................         3,575        19,327
 *Puma Technology, Inc.................................        10,200        51,638
 *Pure World, Inc......................................         7,480        32,258
 *Pyramid Breweries, Inc...............................         5,700        11,133
 *QC Optics, Inc.......................................         1,900         2,256
 *QEP Co., Inc.........................................         1,300         9,913
 *QMS, Inc.............................................         9,600        42,600
 *QRS Corp.............................................         6,000       445,500
 *Qad, Inc.............................................        23,600        81,863
 *Quad Systems Corp....................................         3,600         6,863
 *QuadraMed Corp.......................................         1,406        14,368
 Quaker Chemical Corp..................................         7,900       137,263
 *Quaker City Bancorp, Inc.............................         2,187        36,632
 *Quaker Fabric Corp...................................        14,050        70,689
 *Quality Dining, Inc..................................        10,100        30,931
 *Quality Systems, Inc.................................         4,200        24,413
 Quanex Corp...........................................        11,300       295,213
 Queens County Bancorp.................................        18,000       568,125
 *Quest Educational Corporation........................         6,600        74,044
 *Quidel Corp..........................................        21,300        49,256
 *#Quigley Corp........................................        12,000        59,438
 *Quiksilver, Inc......................................        17,250       491,625
 *Quintel Entertainment, Inc...........................        14,900        24,445
 Quipp, Inc............................................         1,400        19,250
 Quixote Corp..........................................         5,900        77,438
 *Quorum Health Group, Inc.............................         5,900        73,934
 *R & B, Inc...........................................         5,700        48,450
 *R H Donnelley Corp...................................        20,500       389,500
 *RCM Technologies, Inc................................         9,200       133,113
 *RDO Equipment Co. Class A............................         5,500        50,875
 *RF Monolithics, Inc..................................         4,600        31,769
 RLI Corp..............................................         9,425       350,492
 *RMH Teleservices, Inc................................         5,700        16,922
 RPC, Inc..............................................        10,100        90,900
 *RTI International Metals, Inc........................        20,100       267,581
 *RTW, Inc.............................................        10,800        68,850
 *Racing Champions Corp................................        14,400       248,400
 *Radiance Medical Systems, Inc........................         8,988        25,279
 *Radiant Systems, Inc.................................        12,800       160,400
 *Rag Shops, Inc.......................................         2,300         5,606
 *Ragen Mackenzie Group, Inc...........................        10,500       110,250
 *Railamerica, Inc.....................................         8,800        85,250
 *Railtex, Inc.........................................         5,000        69,375
 *Rainbow Technologies, Inc............................         9,000        89,719
 *Rainforest Cafe, Inc.................................        23,000       124,344
 *Ralcorp Holdings, Inc................................        29,300       553,038
 *#Rally's Hamburgers, Inc.............................        18,300        12,581
 Ramapo Financial Corp.................................         6,500        80,031
 *Ramsay Youth Services, Inc...........................         6,400        37,400
 *#Ramtron International Corp..........................        28,800        14,850
 Range Resources Corp..................................         9,000        43,313
 *Rare Hospitality International, Inc..................        10,881       248,903
 *#Rare Medium Corp....................................        24,600       292,125
 Raven Industries, Inc.................................         2,600        41,600
 *Rawlings Sporting Goods, Inc.........................         7,000        69,781
 *Raytech Corp. DE.....................................         2,400         8,100
 *Raytel Med Corp......................................         6,200        31,969

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Reading Entertainment, Inc...........................         4,800  $     37,950
 *Read-Rite Corp.......................................        49,000       321,563
 *Recoton Corp.........................................        14,966       149,426
 *Recovery Engineering, Inc............................         4,000        54,500
 *#Recycling Industries, Inc...........................        12,700           508
 *Red Roof Inns, Inc...................................        17,700       318,600
 *Redhook Ale Brewery, Inc.............................         6,900        27,384
 Redwood Empire Bancorp................................         2,300        59,225
 *Reeds Jewelers, Inc..................................           440         1,430
 Regal Beloit Corp.....................................        18,800       437,100
 *Regeneron Pharmaceuticals, Inc.......................        23,300       165,648
 Regis Corp............................................        12,025       290,479
 *Rehabcare Group, Inc.................................         5,750       123,625
 *Rehabilicare, Inc....................................         7,500        22,969
 *Reliability, Inc.....................................         4,800        19,650
 Reliance Bancorp, Inc.................................         7,700       215,359
 Reliance Steel and Aluminum Co........................        15,000       534,375
 Reliv International, Inc..............................         7,750        14,410
 *Relm Wireless Corp...................................         4,100         9,866
 *Remec, Inc...........................................        22,000       285,313
 *Remedy Corp..........................................        26,300       502,166
 *Remington Oil & Gas Corp.............................        14,460        60,099
 *Renaissance Worldwide, Inc...........................        42,000       301,875
 *Renex Corp...........................................         6,300        29,531
 *Rent-A-Center, Inc...................................        20,000       515,625
 *Rental Service Corp..................................        21,299       508,533
 *Rentrak Corp.........................................         9,300        36,909
 *Rent-Way, Inc........................................        15,281       383,935
 *Repligen Corp........................................        14,400        41,400
 *#Reptron Electronics, Inc............................         4,600        19,119
 Republic Bancorp, Inc.................................        33,004       423,895
 *Republic Bankshares, Inc.............................         7,500       143,906
 *Republic First Bancorp, Inc..........................         5,434        41,434
 Republic Group, Inc...................................         9,370       167,489
 Republic Security Financial Corp......................        39,682       331,097
 *#Res-Care, Inc.......................................        16,850       351,744
 *Research Partners International, Inc.................         6,700        24,916
 *Resound Corp.........................................        18,500       141,930
 Resource America, Inc.................................        19,700       283,803
 Resource Bancshares Mortgage Group, Inc...............        28,408       295,621
 *Respironics, Inc.....................................        29,248       471,624
 *Response Oncology, Inc...............................        10,456        33,655
 *Restrac, Inc.........................................         8,000        38,500
 *Rex Stores Corp......................................         6,600       136,125
 *Rexhall Industries, Inc..............................         1,157        11,678
 *Rexx Environmental Corp..............................           800         1,000
 *Ribi Immunochem Research, Inc........................        16,400        32,288
 *Ribozyme Pharmaceuticals.............................         7,300        37,755
 Richardson Electronics, Ltd...........................        11,000        72,531
 *Richfood Holdings, Inc...............................         7,900       101,959
 Richmond County Financial Corp........................         6,720       123,060
 *Riddell Sports, Inc..................................         7,255        21,765
 *Ride, Inc............................................         5,400         5,738
 Riggs National Corp...................................        22,600       375,019
 *Right Management Consultants, Inc....................         5,300        88,113
 *Right Start, Inc.....................................         2,600        21,775
 *Rightchoice Managed Care, Inc. Class A...............         2,400        28,800
 *Rimage Corp..........................................         4,000        51,125
 *Riverside Group, Inc.................................         1,000         1,719
 Riverview Bancorp, Inc................................         4,900        58,494
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Rivianna Foods, Inc...................................        12,500  $    251,563
 *Riviera Holdings Corporation.........................         2,500        12,188
 *Roadhouse Grill, Inc.................................         6,900        46,359
 Roadway Express, Inc..................................        16,400       316,725
 Roanoke Electric Steel Corp...........................         9,900       158,400
 Robbins & Myers, Inc..................................         8,800       210,100
 *Roberds, Inc.........................................         4,900        12,097
 *Roberts Pharmaceutical Corp..........................        25,000       475,000
 *Robertson-Ceco Corp..................................        14,518       159,698
 *Robinson Nugent, Inc.................................         2,400         9,375
 *Robocom Systems, Inc.................................           800         1,375
 *Robotic Vision Systems, Inc..........................        10,600        30,309
 *Rochester Medical Corp...............................         4,900        54,819
 *Rock Bottom Restaurants, Inc.........................         6,500        58,398
 *Rock of Ages Co......................................         2,700        28,856
 *Rockshox, Inc........................................        15,100        15,100
 Rock-Tenn Co. Class A.................................        20,100       304,013
 *Rocky Mountain Chocolate Factory.....................         1,900        10,866
 *Rocky Shoes & Boots, Inc.............................         3,500        23,516
 *Rofin-Sinar Technologies, Inc........................        11,100        91,228
 *Rogers Corp..........................................        10,000       285,000
 *Rogue Wave Software, Inc.............................         9,300        81,375
 *Rohn Industries, Inc.................................        47,600        69,913
 Rollins Truck Leasing Corp............................        50,300       547,013
 Rollins, Inc..........................................        29,400       494,288
 *Romac International, Inc.............................        49,300       710,228
 *Ross Systems, Inc....................................        18,600        37,781
 *Rottlund, Inc........................................         2,300        11,500
 Rouge Industries, Inc. Class A........................        12,100       105,875
 Rowe Furniture Corp...................................        12,200       129,625
 *Royal Appliance Manufacturing Co.....................        19,500        87,750
 Royal Bancshares of Pennsylvania Class A..............         2,754        42,859
 *Royal Energy, Inc....................................         2,300         7,619
 *Royal Precision, Inc.................................           550         1,891
 Ruby Tuesday, Inc.....................................        29,500       547,594
 *Rural Cellular Corp. Class A.........................         7,300       119,081
 *Rural/Metro Corp.....................................        13,000        96,688
 *Rush Enterprises, Inc................................         4,700        74,906
 Russ Berrie & Co., Inc................................        20,100       516,319
 *Rwd Technologies, Inc................................        13,400       214,400
 *Ryans Family Steak Houses, Inc.......................        35,600       411,625
 Ryland Group, Inc.....................................        11,600       322,625
 *S&K Famous Brands, Inc...............................         6,500        62,766
 S&T Bancorp, Inc......................................        16,200       404,494
 *S3, Inc..............................................        46,100       309,734
 *SAGA Systems, Inc....................................        10,000       117,500
 *SBE, Inc.............................................         1,900         9,975
 *SBS Technologies, Inc................................         4,500        83,250
 *SCC Communications Corp..............................         5,300        20,703
 *SCP Pool Corp........................................         9,300       176,700
 SCPIE Holdings, Inc...................................        10,200       290,700
 *SED International Holdings, Inc......................         9,450        23,920
 *SEEC, Inc............................................         4,600        19,838
 SEMCO Energy, Inc.....................................        14,502       204,841
 *SEMX Corp............................................         5,200        15,763
 *SGV Bancorp, Inc.....................................         1,400        16,888
 SI Handling, Inc......................................         2,525        27,459
 SJNB Financial Corp...................................         1,300        36,075
 SJW Corp..............................................         1,600       104,800
 SL Industries, Inc....................................         9,200       110,975
 *SLI, Inc.............................................        26,600       861,175

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *SM&A Corp............................................         5,000  $     35,625
 *SMC Corp.............................................         5,600        29,050
 *SOS Staffing Services, Inc...........................        11,400        69,113
 *SPR, Inc.............................................         1,100         7,391
 *SPS Technologies, Inc................................        10,100       427,988
 *SPSS, Inc............................................        11,700       275,316
 *SRS Labs, Inc........................................         9,600        27,300
 *SSE Telecom, Inc.....................................         3,500         4,102
 *#STAR Telecommunications, Inc........................        13,300       118,869
 *STM Wireless, Inc. Class A...........................         5,900        15,856
 *SVI Holdings, Inc....................................        20,000       245,000
 *#SYNC Research, Inc..................................        15,400         7,700
 *#Sabratek Corp.......................................         8,400       191,100
 *Safeguard Health Enterprises, Inc....................         4,400        12,650
 *Safeskin Corp........................................        17,600       220,000
 *Safety 1st, Inc......................................         5,900        31,344
 *Safety Components International, Inc.................         4,100        21,269
 *Saga Communications, Inc. Class A....................         7,010       139,324
 *Salient 3 Communications, Inc. Class A...............         2,400        19,875
 *Salton/Maxim Housewares, Inc.........................        11,800       504,450
 *#Samsonite Corp......................................         8,318        52,507
 *San Filippo (John B.) & Son, Inc.....................         5,000        17,344
 *#Sanchez Computer Associates, Inc....................         9,300       637,631
 Sanderson Farms, Inc..................................        11,000       146,438
 *Sandisk Corp.........................................        16,000       500,000
 *Sands Regent Casino Hotel............................         2,000         3,750
 *Sangstat Medical Corp................................        12,800       177,200
 *Santa Cruz Operation, Inc............................        30,700       181,322
 *Santa Fe Snyder Corp.................................        91,080       774,180
 *Satcon Technology Corp...............................         8,100        62,269
 *Saucony, Inc. Class A................................         1,000        17,719
 *Saucony, Inc. Class B................................         1,500        25,406
 *Savoir Technology Group, Inc.........................         9,900        95,906
 *Sawtek, Inc..........................................        19,200       763,200
 *Sbarro, Inc..........................................        18,700       509,575
 *Scan-Optics, Inc.....................................         5,900        19,728
 *ScanSource, Inc......................................         4,400        92,125
 Schawk, Inc. Class A..................................        25,200       300,825
 *Scheid Vineyards, Inc................................         2,300        12,147
 *#Schick Technologies, Inc............................         9,000        39,656
 *Schieb (Earl), Inc...................................         2,200        10,313
 *Schlotzskys, Inc.....................................         6,200        64,713
 *Schmitt Industries, Inc..............................         9,500        27,313
 Schnitzer Steel Industries, Inc. Class A..............         4,400        66,550
 *Schuff Steel Company.................................         4,500        27,844
 *Schuler Homes, Inc...................................        20,100       145,725
 Schulman (A.), Inc....................................        28,500       475,594
 Schultz Sav-O Stores, Inc.............................         2,550        42,075
 Schweitzer-Maudoit Int'l, Inc.........................        13,500       206,719
 *#Sciclone Pharmaceuticals, Inc.......................        13,700        19,694
 *Scientific Games Holdings Corp.......................         8,700       156,056
 Scientific Technologies, Inc..........................         6,700        43,759
 *Scios-Nova, Inc......................................        34,487       124,477
 Scotsman Industries, Inc..............................         8,900       183,006
 *Scott Technologies, Inc..............................        14,900       281,703
 *Scotts Co. Class A...................................        13,100       576,400
 *Scott's Liquid Gold, Inc.............................         7,100        10,206
 *Seachange International, Inc.........................        11,000       107,250
 Seacoast Banking Corp. Class A........................         1,500        49,688
 *Seacoast Financial Services Corp.....................         5,746        58,358
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Seacor Smit, Inc.....................................         6,700  $    332,488
 *Seamed Corp..........................................         4,900        55,125
 *Seattle Filmworks, Inc...............................        12,900        41,522
 Seaway Food Town, Inc.................................           600        10,500
 *Secom General Corp...................................           140           319
 Second Bancorp, Inc...................................           600        13,519
 *Secure Computing Corp................................        20,800        78,325
 *Security Dynamics Technologies, Inc..................        25,800       489,394
 *Security First Technologies Corp.....................        16,800       641,550
 *Seeq Technology, Inc. DE.............................         4,800        14,325
 *Segue Software, Inc..................................        23,400       148,444
 *Seibels Bruce Group, Inc.............................         5,400        26,325
 *Seitel, Inc..........................................        20,400       322,575
 Selas Corp. of America................................           900         5,288
 Selective Insurance Group, Inc........................        26,200       491,250
 *#Selfcare, Inc.......................................        12,000        36,000
 *Semitool, Inc........................................        11,600        98,963
 *Semtech Corp.........................................        13,100       548,563
 *Seneca Foods Corp. Class A...........................           200         2,850
 *Seneca Foods Corp. Class B...........................         1,100        15,813
 *Sensormatic Electronics Corp.........................        34,000       454,750
 *Sensory Science Corp.................................         9,600        27,600
 *Sequa Corp. Class A..................................         3,600       208,350
 *Sequa Corp. Class B..................................         1,700       119,425
 *Sequent Computer Systems, Inc........................        39,100       510,744
 *Sergagen Inc. (Escrow Shares)........................         8,300             0
 *Serologicals Corp....................................        10,950        86,573
 *Service Experts, Inc.................................        17,500       324,844
 *#Service Merchandise Co., Inc........................        67,800        27,544
 *Servotronics, Inc....................................           900         4,500
 Sevenson Environmental Services, Inc..................         2,080        20,930
 *#Shaman Pharmaceuticals..............................        14,000         1,680
 *#Sharper Image Corp..................................         7,600        68,875
 *Sheffield Medical Technologies, Inc..................        20,950        58,922
 Shelby Williams Industries, Inc.......................         7,100       116,263
 *#Sheldahl, Inc.......................................         8,500        51,266
 *Shells Seafood Restaurants, Inc......................         3,900        17,184
 *Shiloh Industries, Inc...............................         6,500        80,641
 *Shoe Carnival, Inc...................................        11,900       192,631
 *Sholodge, Inc........................................         3,600        17,325
 *Shoney's, Inc........................................        45,000       104,063
 *#Shop At Home, Inc...................................        18,900       165,966
 Shoreline Financial Corp..............................         2,646        71,607
 *Shorewood Packaging Corp.............................        22,350       382,744
 *Showscan Entertainment, Inc..........................         2,800         1,120
 *Shuffle Master, Inc..................................         6,300        43,706
 *Sierra Health Services, Inc..........................        22,427       342,012
 Sierrawest Bancorp....................................         3,570       111,674
 Sifco Industries, Inc.................................           300         2,663
 *Sight Resource Corp..................................         7,100        27,734
 *Sigma Designs, Inc...................................        13,000        84,906
 *Sigmatron International, Inc.........................         1,400         6,650
 *Signal Apparel Co., Inc. Class A.....................         6,200         7,363
 *Signal Technology Corp...............................         5,100        27,413
 *Signature Eyewear, Inc...............................         2,000         7,750
 *Silgan Holdings, Inc.................................        15,000       302,813
 *#Silicon Gaming, Inc.................................         9,600         7,200
 *Silicon Storage Technology, Inc......................        18,300        89,784
 *Silicon Valley Bancshares............................        18,500       354,391
 *Silicon Valley Group, Inc............................        29,600       408,850
 *Siliconix, Inc.......................................         4,000       143,000

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Silverleaf Resorts, Inc..............................        10,300  $     79,825
 *Simione Central Holdings, Inc........................         6,600        17,634
 Simmons First National Corp.
   Class A.............................................         4,550       152,994
 *Simon Transportation Services, Inc...................         4,800        27,900
 Simpson Industries, Inc...............................        17,350       174,584
 *#Simula, Inc.........................................        13,900        74,713
 *Sipex Corp...........................................        14,200       229,863
 *Sirena Apparel Group, Inc............................         3,400        14,556
 *Sitel Corp...........................................        69,800       191,950
 *Sizzler International, Inc...........................        11,500        23,000
 Skaneateles Bancorp, Inc..............................           900        21,966
 Sky Financial Group, Inc..............................        10,274       301,157
 *SkyePharma P.L.C. ADR................................         1,220        10,562
 Skyline Corp..........................................         6,599       205,833
 *#SkyMall, Inc........................................         6,800        73,738
 Skywest, Inc..........................................        19,300       447,519
 Smart & Final Food, Inc...............................        17,400       166,388
 *Smart Modular Technologies, Inc......................        40,000       606,250
 *#Smartalk Teleservices, Inc..........................        23,300             0
 *Smartflex Systems, Inc...............................         3,800        16,388
 Smith (A.O.) Corp.....................................        12,750       310,781
 Smith (A.O.) Corp. Convertible Class A................         3,750        90,938
 *Smith Micro Software, Inc............................         2,000         4,594
 *Smithway Motor Express Corp. Class A.................         2,000        20,438
 Smucker (J.M.) Co. Class A............................        11,500       237,906
 Smucker (J.M.) Co. Class B............................        13,000       227,500
 *Socrates Technolgies Corp............................        11,000        16,156
 *Sodak Gaming, Inc....................................        17,400       159,863
 *Softech, Inc.........................................         3,500         8,094
 *Softnet Systems, Inc.................................         7,336       190,278
 *#Software Spectrum, Inc..............................         2,600        35,181
 *Sola International, Inc..............................        23,100       385,481
 Somerset Group, Inc...................................           312         5,538
 *Sonic Corp...........................................        14,850       408,839
 *Sonic Solutions......................................         7,500        36,797
 *Sonosight, Inc.......................................         3,633        63,350
 *Sonus Pharmaceuticals, Inc...........................         7,800        46,069
 *Sound Advice, Inc....................................         3,022         9,397
 *#Source Media, Inc...................................         9,600       157,500
 South Jersey Industries, Inc..........................         8,648       242,144
 *Southern Energy Homes, Inc...........................        11,925        55,153
 *Southern Mineral Corp................................         8,200         3,203
 *#Southern Pacific Funding Corp.......................        19,600         2,156
 *Southern Union Co....................................        26,708       604,269
 *Southwall Technologies, Inc..........................         5,400        17,128
 Southwest Bancorp, Inc................................         1,500        34,453
 *Southwest Bancorporation of Texas, Inc...............         7,000       118,125
 Southwest Gas Corp....................................        22,000       621,500
 Southwest Securities Group, Inc.......................        10,257       684,655
 Southwest Water Co....................................         2,730        40,268
 Southwestern Energy Co................................        21,900       206,681
 *Spacehab, Inc........................................         8,900        48,672
 *Spacelabs Medical, Inc...............................         8,500       132,281
 Span-American Medical System, Inc.....................         2,400        10,425
 Spartan Motors, Inc...................................        14,000        80,938
 Spartech Corp.........................................        23,200       565,500
 *Sparton Corp.........................................         7,200        44,550
 *Spatial Technology, Inc..............................         4,600        17,250
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Specialty Equipment Co., Inc.........................        14,600  $    423,400
 *#SpectraLink Corp....................................        17,000        68,531
 *Spectran Corp........................................         4,900        45,095
 *Spectranetics Corp...................................        18,302        47,471
 *Spectra-Physics Laser, Inc...........................         1,000         8,031
 *Spectrian Corp.......................................         8,700       109,838
 *Spectrum Control, Inc................................        10,600        65,588
 *#SpectRx, Inc........................................         6,400        48,400
 *SpeedFam-IPEC, Inc...................................        26,447       345,464
 *Speizman Industries, Inc.............................         2,300         7,475
 *#Spire Corp..........................................         3,200         9,900
 *Splash Technology Holdings, Inc......................         4,300        34,131
 *Sport Chalet, Inc....................................         2,700        15,863
 *Sport Supply Group, Inc..............................         5,800        60,900
 *Sport-Haley, Inc.....................................         3,500        15,203
 *Sports Authority, Inc................................        36,800       184,000
 *Sports Club Co., Inc.................................        17,700        79,650
 *Sportsman's Guide, Inc...............................         4,000        20,063
 Springs Industries, Inc. Class A......................         2,100        83,213
 *Spyglass, Inc........................................        13,500       260,297
 St. Francis Capital Corp..............................         5,800       114,731
 St. John Knits, Inc...................................        16,200       463,725
 St. Joseph Light & Power Co...........................        49,600     1,026,100
 St. Mary Land & Exploration Co........................        10,100       200,106
 St. Paul Bancorp, Inc.................................         7,020       182,081
 *Staar Surgical Co....................................        12,100       143,688
 *Stac Software, Inc...................................         5,375        31,578
 *Staff Leasing, Inc...................................        22,400       255,500
 *Staffmark, Inc.......................................        23,500       256,297
 *Stage II Apparel Corp................................         1,700         3,294
 Standard Commercial Corp..............................        10,329        65,847
 *Standard Management Corp.............................         6,300        40,753
 *Standard Microsystems Corp...........................        12,300        96,094
 Standard Motor Products, Inc. Class A.................        10,400       247,650
 Standard Pacific Corp. DE.............................        26,500       347,813
 Standard Products Co..................................        13,300       296,756
 Standex International Corp............................        10,500       274,313
 *Stanford Telecommunications, Inc.....................        10,400       242,450
 *Stanley Furniture, Inc...............................         6,600       137,775
 *Star Buffet, Inc.....................................         2,800        16,975
 *Star Multi Care Services, Inc........................         4,085         5,042
 *Starcraft Corp.......................................         2,500         9,766
 *Starmet Corp.........................................        13,000        50,375
 Starrett (L.S.) Co. Class A...........................         3,500        95,156
 *Startec Global Communications Corp...................           700         5,731
 *Starter Corp.........................................        24,300        30,375
 State Auto Financial Corp.............................        37,700       459,469
 State Financial Services Corp. Class A................         1,872        25,799
 *Station Casinos, Inc.................................        27,100       469,169
 *Steel Dynamics, Inc..................................        34,300       585,244
 Steel Technologies, Inc...............................         9,000        80,719
 *Stein Mart, Inc......................................        41,100       377,606
 *Steinway Musical Instruments, Inc....................         7,100       165,519
 Stepan Co.............................................         7,900       195,031
 Stephan Co............................................         2,700        13,163
 *Stericycle, Inc......................................        11,400       148,913
 *Sterigenics Intl, Inc................................         6,000        94,500
 Sterling Bancorp......................................         5,400       110,700
 Sterling Bancshares...................................        18,337       230,359
 *Sterling Financial Corp. WA..........................         5,820        87,664

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Sterling Vision, Inc.................................        13,200  $     51,563
 Stewart & Stevenson Services, Inc.....................        25,000       277,344
 Stewart Information Services Corp.....................        10,200       198,263
 Stifel Financial Corp.................................         5,651        54,038
 *Stimsonite Corp......................................         6,400        64,200
 Stone & Webster, Inc..................................         9,800       240,100
 *Stone Energy Corp....................................        13,600       512,550
 *Storage Computer Corp................................         8,900        17,800
 *#Stormedia, Inc. Class A.............................         8,200             8
 *#Stratasys, Inc......................................         4,400        16,500
 *Strategia Corp.......................................         3,300         4,538
 *Strategic Diagnostics, Inc...........................         1,000         3,969
 *Strategic Distribution, Inc..........................        40,292        93,805
 *Strattec Security Corp...............................         4,000       123,250
 *Stratus Properties, Inc..............................        11,100        52,031
 *Strawbridge and Clothier Liquidating Trust...........         4,200           935
 Strayer Ed, Inc.......................................        12,400       363,475
 Stride Rite Corp......................................        56,800       592,850
 *Strouds, Inc.........................................         7,200        12,150
 *Structural Dynamics Research Corp....................        32,600       578,650
 *Stuart Entertainment, Inc............................         2,700           540
 Sturm Ruger & Co., Inc................................        24,200       270,738
 *Suburban Lodges of America, Inc......................        14,300        96,078
 *Success Bancshares, Inc..............................           200         2,175
 *Successories, Inc....................................         8,000        25,000
 Suffolk Bancorp.......................................         4,300       115,025
 *#Sugen, Inc..........................................        14,800       304,325
 Summit Bancshares, Inc................................         2,000        36,375
 *Summit Design, Inc...................................        13,700        36,177
 *Summit Technology, Inc...............................        19,208       378,758
 *#Sun Healthcare Group, Inc...........................        56,083        63,093
 Sun Hydraulics, Inc...................................         4,400        39,050
 *Sun Television and Appliances, Inc...................        15,300           214
 *Sunair Electronics, Inc..............................         3,000         8,813
 *#Sunbeam Corp........................................        18,700       132,069
 *Sunburst Hospi.......................................         3,200        17,800
 *Sundance Homes, Inc..................................         3,000         2,063
 *Sunglass Hut International, Inc......................        45,300       687,994
 *Sunquest Information Systems, Inc....................        11,800       155,613
 *#Sunrise Assisted Living, Inc........................        16,999       632,182
 *Sunrise Medical, Inc.................................        21,700       180,381
 *Sunrise Resources, Inc...............................         5,500        22,516
 *#Sunrise Technologies International, Inc.............        42,000       544,688
 *Sunterra Corp........................................        28,700       389,244
 *Superconductor Technologies, Inc.....................         5,400        15,188
 *#Supergen, Inc.......................................        12,200       212,356
 *Superior Consultant Holdings Corp....................         8,200       306,475
 *Superior Energy Services, Inc........................        24,000       112,500
 Superior Industries International, Inc................           500        12,469
 *Superior National Insurance Group, Inc...............         8,600       174,150
 Superior Surgical Manufacturing Co., Inc..............         9,900       133,650
 Superior Telecom, Inc.................................        16,125       477,703
 *Supertex, Inc........................................        26,500       250,094
 *Suprema Specialties, Inc.............................         4,600        28,319
 *Supreme Industries, Inc..............................         7,456        72,230
 *Supreme International Corp...........................         4,700        50,672
 *Surety Capital Corp..................................         4,000         6,000
 Susquehanna Bancshares, Inc...........................        29,493       536,404
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Swift Energy Corp....................................        14,780  $    191,216
 *Swisher International, Inc...........................           700           788
 *Swiss Army Brands, Inc...............................         6,300        52,172
 *Sybase, Inc..........................................       101,700       988,397
 *Sybron Chemicals, Inc................................         1,100        21,381
 *Sykes Enterprises, Inc...............................         2,000        62,375
 *Sylvan, Inc..........................................         5,700        64,838
 *Symix Systems, Inc...................................         4,800        53,850
 *Symmetricom, Inc.....................................        14,300        90,269
 *Symons International Group, Inc......................         8,300        39,684
 *Symphonix Devices, Inc...............................         2,800         9,188
 *Syms Corp............................................        11,900        94,456
 Synalloy Corp. DE.....................................         4,300        35,475
 *Synaptic Pharmaceutical Corp.........................         9,600        58,200
 *Synbiotics Corp......................................         8,100        30,881
 *Syncor International Corp. DE........................         9,000       304,875
 *#Syntel, Inc.........................................        46,500       502,781
 *Syntellect, Inc......................................        12,000        18,750
 *Synthetech, Inc......................................        11,100        62,784
 *Synthetic Industries, Inc............................         8,500       190,984
 *Syntroleum Corp......................................         5,250        38,391
 *Sypris Solutions, Inc................................         2,250        20,391
 *System Software Associates, Inc......................        42,800        86,269
 *Systemax, Inc........................................        32,900       448,263
 *Systems & Computer Technology Corp...................        30,600       500,119
 *T-HQ, Inc............................................           300         7,059
 *T-Netix, Inc.........................................         7,200        42,750
 *TALK.com, Inc........................................        32,600       337,206
 TB Woods Corp.........................................         4,700        54,931
 *TBA Entertainment Corp...............................         9,000        39,656
 *TBC Corp.............................................        21,250       150,742
 TCBY Enterprises, Inc.................................        18,800       124,550
 *TCC Industries, Inc..................................         1,100           117
 *TCI International, Inc...............................         1,200         3,488
 *TCSI Corp............................................        22,500        58,711
 *TEAM America Corp....................................         2,800        13,213
 *TESSCO Technologies, Inc.............................         3,700        80,013
 TF Financial Corp.....................................         2,600        53,300
 *TFC Enterprises, Inc.................................         6,600        15,881
 *#TII Industries, Inc.................................         5,360         9,715
 TJ International, Inc.................................        13,600       368,900
 *TMBR/Sharp Drilling, Inc.............................         4,300        24,859
 TNP Enterprises, Inc..................................        13,200       492,525
 *TRC Companies, Inc...................................         5,600        28,350
 *TRM Copy Centers Corp................................         4,800        29,700
 *#TRO Learning, Inc...................................         4,800        29,700
 *TSI International, Inc...............................        19,800       436,838
 TSI, Inc. MN..........................................         8,600        90,838
 *TSR, Inc.............................................         4,800        36,000
 *TST/Impreso, Inc.....................................         3,600        17,550
 Tab Products Co. DE...................................         4,100        26,650
 *Taco Cabana, Inc.....................................        13,800       146,194
 *Take Two Interactive Software........................        17,800       145,181
 Talbots, Inc..........................................        10,000       317,500
 *Tandy Brand Accessories, Inc.........................         3,700        58,853
 *Tandy Crafts, Inc....................................        11,500        38,813
 *Targeted Genetics Corp...............................        37,700        61,852
 *Tarrant Apparel Group................................        10,700       325,681
 Tasty Baking Co.......................................         5,375        67,188
 *#Tatham Off-Shore, Inc...............................         9,400         4,113
 *#Tava Technologies, Inc..............................        16,000       117,250

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Team, Inc.............................................         6,100  $     20,588
 Tech/Ops Sevcon, Inc..................................         1,700        23,588
 *Techdyne, Inc........................................         4,200        16,275
 *Techforce Corp.......................................         6,600        50,325
 *Techne Corp..........................................        16,600       417,075
 *#Technical Chemicals & Products, Inc.................        13,000        16,047
 *Technical Communications Corp........................           400         1,063
 *Technisource, Inc....................................         7,600        45,125
 Technitrol, Inc.......................................        14,600       434,350
 *Technology Research Corp.............................         4,100         4,420
 *Technology Solutions Corp............................        36,750       341,086
 *Tech-Sym Corp........................................         4,900       107,494
 *Tegal Corp...........................................         8,500        29,484
 Tejon Ranch Co........................................        12,000       319,500
 *Tekelec..............................................        36,400       367,413
 *Telcom Semiconductor, Inc............................        13,200        75,488
 *#Telegroup, Inc......................................        30,500         3,050
 *Telescape International, Inc.........................         5,100        39,684
 *Teletech Holdings, Inc...............................        54,500       407,047
 *Teltrend, Inc........................................         5,200        98,475
 *#Telular Corp........................................         3,200        10,450
 Telxon Corp...........................................        12,900       135,047
 *Temtex Industries, Inc...............................         2,000         4,938
 Tennant Co............................................         4,000       136,500
 *#Tera Computer Co....................................         8,100        40,753
 *Terex Corp...........................................        18,700       578,531
 Terra Industries, Inc.................................        95,400       375,638
 *Tesoro Petroleum Corp................................        42,200       498,488
 *Tesseract Group, Inc.................................         7,600        25,888
 *Tetra Tech, Inc......................................        22,945       487,581
 *Tetra Technologies, Inc..............................        13,200       112,200
 *Texas Biotechnology Corp.............................        28,600       112,613
 Texas Industries, Inc.................................        17,000       618,375
 *Texas Micro, Inc.....................................        10,800        68,513
 Texas Regional Banchshares, Inc. Class A..............        11,500       313,375
 *Thackeray Corp.......................................         3,600        13,050
 The Dexter Corp.......................................        20,900       809,875
 *Theragenics Corp.....................................        17,500       131,250
 *Thermatrix, Inc......................................         5,400        17,888
 *Thermedics, Inc......................................        31,100       268,238
 *Thermo Bioanalysis Corp..............................        14,700       268,275
 *Thermo Cardiosystems, Inc............................        29,900       356,931
 *Thermo Ecotek Corp...................................        21,100       224,188
 *Thermo Fibergen, Inc.................................         6,800        79,900
 *#Thermo Fibertek, Inc................................        52,900       393,444
 *Thermo Optek Corp....................................        39,700       406,925
 *Thermo Power Corp....................................         9,000       104,063
 *Thermo Sentron, Inc..................................         7,900       104,675
 *Thermo Terratech, Inc................................        12,000        69,000
 *Thermolase Corp......................................        32,700        77,663
 *ThermoQuest Corp.....................................        40,800       520,200
 Thermoretec Corp......................................         8,100        33,413
 *Thermospectra Corp...................................        12,300       189,881
 *Thermotrex Corp......................................        14,900       121,994
 *Thermwood Corp.......................................           200         1,394
 *Thomas Group, Inc....................................         5,300        47,038
 Thomas Industries, Inc................................        12,850       260,213
 Thomaston Mills, Inc..................................         1,900         5,759
 Thor Industries, Inc..................................         9,750       256,547
 *Thoratec Laboratories Corp...........................        16,300       134,475
 *#Thorn Apple Valley, Inc.............................         4,600         7,763
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Three-Five Systems, Inc..............................         7,100  $     95,406
 *Thrustmaster, Inc....................................         3,100        76,434
 *Tier Technologies, Inc. Class B......................         3,000        21,234
 *Timberland Bancorp, Inc..............................         4,100        47,022
 *Timberland Co. Class A...............................         7,200       466,200
 Timberline Software Corp..............................        17,400       293,625
 *Tipperary Corp.......................................        10,500        17,719
 *Titan Corp...........................................        29,590       234,871
 Titan International, Inc..............................        19,100       179,063
 *Titan Pharmaceuticals, Inc...........................         9,600        28,800
 Titanium Metals Corp..................................        26,100       182,700
 *Today's Man, Inc.....................................         4,300         5,509
 *Todd Shipyards Corp..................................         7,900        42,463
 Todd-AO Corp. Class A.................................           220         1,561
 *Toddhunter International, Inc........................         3,900        32,175
 *Tokheim Corp.........................................        14,000       138,250
 *Tollgrade Communications, Inc........................         6,300        96,863
 Tompkins County Trustco, Inc..........................           330        10,725
 *Topps, Inc...........................................        41,800       265,169
 *#Tops Appliance City, Inc............................         4,400         4,881
 *#Toreador Royalty Corp...............................         2,500         8,047
 Toro Co...............................................        11,600       389,325
 *Total Entertainment Restaurant Corp..................         9,400        29,375
 *Total-Telephone USA Communications, Inc..............         3,000        53,063
 *Tower Air, Inc.......................................        13,300        34,081
 *Toymax International, Inc............................         6,400        34,400
 *Track 'n Trail, Inc..................................         4,900         9,953
 *Tractor Supply Co....................................         7,000       207,813
 *Trailer Bridge, Inc..................................         5,000        12,734
 *Trak Auto Corp.......................................         4,300        37,088
 *Trammell Crow Co.....................................         6,000       110,625
 *#Trans World Airlines, Inc...........................        51,500       267,156
 *Trans World Entertainment Corp.......................        49,800       631,838
 *Transact Technologies, Inc...........................         5,007        22,844
 *Transaction Network Services, Inc....................        10,600       282,225
 *Transcend Services, Inc..............................        15,000        22,031
 *Transcoastal Marine Services, Inc....................         8,900        38,659
 *#Transcrypt International, Inc.......................         7,800        15,722
 *Transfinancial Holdings, Inc.........................         3,300        14,850
 *Transition Analysis Component Technology.............           299         3,289
 *#Transkaryotic Therapies, Inc........................        15,300       459,956
 *Transmation, Inc.....................................         6,700        24,078
 *Transmedia Network, Inc..............................        10,000        37,500
 *Transmontaigne Oil Co................................        27,400       387,025
 *Transport Industries, Inc............................         1,000         8,063
 *Transportation Components, Inc.......................        17,000        55,250
 Transpro, Inc.........................................         5,300        28,156
 Transtechnology Corp..................................         3,800        74,100
 *#Transtexas Gas Corp.................................        48,400        18,150
 *Transwitch Corp......................................        12,800       596,800
 *Transworld Healthcare, Inc...........................        16,800        66,150
 *Travel Ports of America, Inc.........................         3,718        15,627
 *Travel Services International, Inc...................        10,500        86,297
 *#Travis Boats & Motors, Inc..........................         2,600        38,675
 *TreeSource Industries, Inc...........................         4,400         1,375
 *Trega Biosciences, Inc...............................        10,100        18,622
 Tremont Corp. DE......................................         5,100        99,450
 *Trend-Lines, Inc. Class A............................         3,300         7,631
 *Trendwest Resorts, Inc...............................         5,200       121,550
 Trenwick Group, Inc...................................         3,900       121,144

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Trex Medical Corp....................................        30,700  $    197,631
 *Triad Guaranty, Inc..................................        10,600       160,988
 Triangle Bancorp, Inc.................................        20,100       336,675
 *#Triangle Pharmaceuticals, Inc.......................        23,100       426,628
 *Triarc Companies, Inc. Class A.......................        22,200       452,325
 Trico Bancshares......................................         4,950        88,945
 *Trico Marine Services, Inc...........................        21,300       152,428
 *#Trident Microsystems, Inc...........................        10,800        73,575
 *Tridex Corp..........................................         4,200        11,419
 Trigen Energy Corp....................................        10,500       171,281
 *Trimark Holdings, Inc................................         1,700         9,403
 *Trimble Navigation, Ltd..............................        18,200       228,069
 *Trimedyne, Inc.......................................         5,400         7,003
 *Trimeris, Inc........................................        10,500       142,078
 *Trinitec Systems, Inc. Class A.......................         6,900        98,325
 Trion, Inc............................................         5,700        24,047
 *Triple S Plastics, Inc...............................           700         3,653
 *Tripos, Inc..........................................         2,600        20,475
 *Triquint Semiconductor, Inc..........................         7,500       264,141
 *Trism, Inc...........................................         2,900         2,266
 *#Tristar Corp........................................         1,000         6,766
 *Triumph Group........................................         7,900       241,938
 *Tropical Sportswear International Corp...............         4,100       112,238
 *#Trump Hotels & Casino Resorts, Inc..................        22,200       117,938
 Trust Co. of New Jersey...............................        15,500       346,813
 Trustco Bank Corp. NY.................................        21,426       590,554
 *Tuboscope Vetco International, Inc...................        45,400       607,225
 *Tultex Corp..........................................        19,100        14,325
 *Turner Corp..........................................         4,650        80,794
 Tuscarora, Inc........................................         8,500       111,563
 Twin Disc, Inc........................................         1,400        26,600
 *Twinlab Corp.........................................        26,200       239,894
 *Tyler Technologies, Inc..............................        30,800       184,800
 U.S. Bancorp, Inc.....................................        11,200       174,300
 *U.S. Bioscience, Inc.................................        21,400       172,538
 *#U.S. Diagnostic, Inc................................        18,000        26,719
 U.S. Freightways Corp.................................         2,000        78,938
 *U.S. Home & Garden, Inc..............................        23,700       121,463
 *U.S. Office Products, Co.............................        32,900       171,183
 *U.S. Vision, Inc.....................................         3,000        14,953
 *UFP Technologies, Inc................................         2,300         9,200
 UGI Corp..............................................        23,500       462,656
 *URS Corp.............................................        12,000       295,500
 *US Can Corp..........................................        11,500       205,563
 *US LEC Corp..........................................         7,800       152,344
 *US Liquids, Inc......................................         5,800       104,400
 *US Xpress Enterprises, Inc. Class A..................         9,114       109,368
 *#USA Detergents, Inc.................................        18,100        93,328
 *USA Floral Products, Inc.............................        13,400        96,313
 *USA Truck, Inc.......................................         1,900        17,397
 *USCI, Inc............................................         7,700         3,619
 *USData Corp..........................................         8,950        31,884
 *UTI Energy Corp......................................        14,500       208,438
 *Ubics, Inc...........................................         2,700        12,066
 *#Ugly Duckling Corp..................................        14,900       112,216
 *Ultimate Electronics, Inc............................         6,900        99,403
 *Ultradata Corp.......................................         6,200        43,206
 *#Ultradata Systems, Inc..............................         2,000         3,750
 *Ultrafem, Inc........................................         6,400           224
 *Ultrak, Inc..........................................        11,600        75,763
 *Ultralife Batteries, Inc.............................        10,900        49,391
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Ultratech Stepper, Inc...............................        18,700  $    244,269
 *#Unapix Entertainment, Inc...........................         6,100        18,300
 *Unicapital Corp......................................        14,000        78,750
 Unico American Corp...................................         5,000        53,438
 *UniComp, Inc.........................................         6,400        38,000
 Unifirst Corp.........................................           500         9,000
 *Uniflex, Inc.........................................         2,000        14,000
 *Unify Corp...........................................         6,800        94,563
 *Unigene Laboratories, Inc............................        25,900        17,402
 *Unilab Corp..........................................        32,600       173,188
 *#Unimark Group, Inc..................................         6,200        21,991
 *Uni-Marts, Inc.......................................         6,500        13,000
 *Unimed Pharmaceuticals, Inc..........................         8,100        74,672
 *Union Acceptance Corp. Class A.......................         3,500        24,063
 *Unique Casual Restaurants, Inc.......................         9,300        36,619
 *Unique Mobility, Inc.................................        12,700        58,738
 *Uniroyal Technology Corp.............................        11,600       109,838
 *Unisource Energy Corp................................        28,980       362,250
 Unisource Worldwide, Inc..............................        73,000       857,750
 *Unit Corp............................................        24,000       142,500
 *United American Healthcare Corp.,....................         5,300         7,288
 #United Companies Financial Corp......................        25,900         2,849
 United Financial Corp. MN.............................           400         9,150
 United Fire Casualty Co...............................         5,400       139,219
 *United Foods, Inc. Class A...........................            54           172
 United Guardian, Inc..................................         1,900         7,125
 United Illuminating Co................................         1,900        83,244
 United Industrial Corp................................        10,700       123,050
 United National Bancorp...............................        12,110       275,124
 *United Natural Foods, Inc............................        16,300       439,081
 *United Payors & United Providors, Inc................        14,400       269,550
 *#United Retail Group, Inc............................        10,500       151,594
 *#United States Energy Corp...........................         5,600        21,875
 *United States Home Corp..............................        10,600       365,700
 United Water Resources, Inc...........................        29,500       641,625
 United Wisconsin Services, Inc........................        13,600        93,500
 *Unitel Video, Inc....................................           700           963
 Unitil Corp...........................................         3,400        79,475
 *Unitrode Corp........................................        28,500       593,156
 Unity Bancorp, Inc....................................         2,600        28,600
 *Universal American Financial Corp....................         4,400        15,400
 *Universal Electronics, Inc...........................         5,200       129,025
 Universal Forest Products, Inc........................        15,800       285,388
 *#Universal International, Inc........................         7,500        19,453
 *Universal Seismic Association, Inc...................         1,600            88
 *Universal Stainless & Alloy Products, Inc............         4,700        28,200
 *Universal Standard Medical Labs, Inc.................         2,500           781
 *Uno Restaurant Corp..................................         8,700        67,969
 *Urban Outfitters, Inc................................        16,200       387,788
 *Urocor, Inc..........................................        10,400        57,200
 *Urogen Corp. (Restricted)............................         2,100           564
 *Urologix, Inc........................................        12,600        38,194
 *Uromed Corp. New.....................................         4,720         7,154
 *Uroquest Medical Corp................................         8,000        12,750
 *Utah Medical, Inc....................................         6,300        47,644
 *Utilx Corp...........................................         5,600        18,200
 *#V-ONE Corp..........................................        19,400        43,347
 *VDI Media............................................         8,800        56,650
 *VLSI Technology, Inc.................................        41,800       873,881
 *VRB Bancorp..........................................         2,000        15,500

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 *VTEL Corp............................................        17,000  $     83,938
 *VWR Scientific Products Corp.........................        23,900       682,644
 *#Valence Technology, Inc.............................        23,000       171,781
 *#Valentis, Inc.......................................        14,766        63,678
 *Vallen Corp..........................................         6,200       101,525
 Valley Resources, Inc.................................         2,600        29,575
 Valmont Industries, Inc...............................        23,200       379,900
 *Value City Department Stores, Inc....................        28,900       276,356
 Value Line, Inc.......................................         4,000       149,500
 *Valuevision International, Inc.
   Class A.............................................        22,900       349,225
 *Vans, Inc............................................        12,000       130,500
 *Vantive Corp.........................................        25,500       279,703
 *Varco International, Inc.............................        28,000       255,500
 *#Vari L Co., Inc.....................................         6,500        49,156
 *Varian Medical Systems, Inc..........................         6,000       112,875
 *Variflex, Inc........................................         5,100        24,544
 Varlen Corp...........................................        13,081       494,625
 *Vectra Technologies, Inc.............................         2,700            61
 *Venator Group, Inc...................................        24,800       271,250
 *Vencor, Inc..........................................        38,500        26,469
 *#Ventana Medical Systems, Inc........................        15,500       309,516
 *Venture Stores, Inc..................................        13,300           166
 *Venturian Corp.......................................           300         1,791
 *Veramark Technologies, Inc...........................         5,900        36,506
 *Verdant Brands, Inc..................................        10,585        10,420
 *Verilink Corp........................................         5,300        17,391
 *Veritas DGC, Inc.....................................        21,000       383,250
 *Verity, Inc..........................................         9,600       316,500
 Vermont Financial Services Corp.......................         9,900       309,994
 *Versant Object Technology Corp.......................         6,500        10,766
 *Versar, Inc..........................................         2,000         4,500
 *Vertel Corp..........................................        19,300        39,203
 *Vertex Communications Corp...........................         3,100        45,919
 *#Vertex Pharmaceuticals, Inc.........................        22,800       456,713
 Vesta Insurance Group, Inc............................        14,800        74,925
 *Vestcom Int'l, Inc...................................         9,600        55,800
 *Veterinary Centers of America, Inc...................        17,400       241,969
 *Viagrafix Corp.......................................         2,500        15,391
 *Viasat, Inc..........................................         5,400        60,581
 *Viasoft, Inc.........................................        16,100        62,891
 *Viatel, Inc..........................................        18,500       830,188
 *Vical, Inc...........................................        13,000       155,188
 *Vicon Industries, Inc................................         3,600        33,075
 *Vicor Corp...........................................        27,300       456,422
 *Vicorp Restaurants, Inc..............................         7,300       119,538
 *Vidamed, Inc.........................................         5,400        12,994
 *Video Display Corp...................................         2,300        10,853
 *Video Services Corp..................................         2,000         4,375
 *Video Update, Inc....................................        24,300        21,642
 *Videonics, Inc.......................................         3,600         3,375
 *Vidioserver, Inc.....................................        11,600       151,888
 *View Technology, Inc.................................         3,900         6,825
 *Viisage Technology, Inc..............................         6,500         8,531
 Vintage Petroleum, Inc................................        51,500       579,375
 *Virbac Corp..........................................         1,600         1,850
 Virco Manufacturing Corp..............................         7,838       150,882
 *Virginia Gas Co......................................         2,200         9,694
 *Virtualfund.Com, Inc.................................        13,020        20,751
 *Vision Sciences, Inc.................................         5,100         7,172
 *Vista Eyecare, Inc...................................        18,400        98,900
 *Vista Medical Technologies, Inc......................       131,400       209,419
                                                               SHARES        VALUE+
                                                         ------------  ------------
 Vital Signs, Inc......................................        11,100  $    212,981
 *Vitalcom, Inc........................................         6,000        12,000
 *#Vitech America, Inc.................................        13,190       112,527
 *Vivid Technologies, Inc..............................         8,500        25,766
 *#Vivus, Inc..........................................        29,900       127,075
 *Vlasic Foods International, Inc......................        14,000       105,875
 *Vodavi Technology, Inc...............................         2,600         6,906
 *Voice Control Systems, Inc...........................        11,000        42,109
 *Volt Information Sciences, Inc.......................        13,400       231,150
 Vulcan International Corp.............................           700        25,900
 *Vysis, Inc...........................................        13,000        47,328
 WD-40 Co..............................................        12,400       318,525
 WFS Financial, Inc....................................        23,100       271,425
 *WHX Corp.............................................        16,700       125,250
 *WLR Foods, Inc.......................................        14,598       111,766
 *WMF Group, Ltd.......................................         3,300        20,934
 *WMS Industries, Inc..................................        32,300       438,069
 *WPI Group, Inc.......................................         5,300        20,869
 Wabash National Corp..................................        18,400       350,750
 #Wackenhut Corp. Class A..............................         2,700        62,100
 Wackenhut Corp. Class B Non-Voting....................         9,950       190,916
 *Wackenhut Corrections Corp...........................        17,800       356,000
 *Walbro Corp..........................................         5,300       103,350
 *Walker Interactive Systems, Inc......................        16,000        54,500
 *Wall Data, Inc.......................................         8,300        83,778
 *Wall Street Deli, Inc................................         1,500         6,094
 *Walter Industries, Inc...............................         3,000        39,375
 *Warrantech Corp......................................        12,100        41,027
 Warren Bancorp, Inc...................................         6,300        51,188
 *Washington Homes, Inc................................         6,500        51,188
 Washington Savings Bank FSB Waldorf, MD...............         1,600         6,400
 *Waste Industries, Inc................................         9,200       148,063
 *Waterlink, Inc.......................................         5,800        23,563
 Waters Instruments, Inc...............................           200           975
 Watkins-Johnson Co....................................         3,900        96,525
 Watsco, Inc. Class A..................................        42,800       826,575
 Watsco, Inc. Class B..................................         1,350        25,650
 Watts Industries, Inc. Class A........................        19,100       323,506
 *Wave Technologies International, Inc.................         2,500        10,547
 *Wavephore, Inc.......................................        22,600       149,725
 *Waxman Industries, Inc...............................         5,300         1,988
 Webb (Del) Corp.......................................        15,800       355,500
 *Webco Industries, Inc................................         3,800        20,425
 *Weirton Steel Corp...................................        34,300        81,463
 Wellman, Inc..........................................        38,500       524,563
 *Wells-Gardner Electronics Corp.......................         3,150         9,253
 Werner Enterprises, Inc...............................        40,362       775,707
 Wesbanco, Inc.........................................        16,750       490,984
 *Wesley Jessen Vision Care, Inc.......................        14,700       456,159
 West Coast Bancorp....................................        11,322       198,489
 *West Coast Entertainment Corp........................         7,000         2,818
 *West Marine, Inc.....................................        14,300       183,219
 West Pharmaceutical Services, Inc.....................        13,600       466,650
 *West Teleservices Corp...............................        12,700        95,250
 *Westaff, Inc.........................................        14,400        96,300
 Westcorp, Inc.........................................        22,996       214,150
 *#Westell Technologies, Inc...........................        16,500       113,953
 Westerfed Financial Corp..............................         3,900        65,691
 Western Bancorp.......................................         4,848       197,102
 *Western Beef, Inc....................................         3,800        24,225
 *Western Digital Corp.................................         4,000        31,500

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                         ------------  ------------
 Western Gas Resources, Inc............................        28,900  $    375,700
 Western Ohio Financial Corp...........................           900        23,063
 *Western Power & Equipment Corp.......................         2,600         7,475
 *Western Water Co.....................................        10,900        37,469
 Westinghouse Air Brake Co.............................        20,100       459,788
 *Weston (Roy F.), Inc. Class A........................         5,400        16,031
 Westwood Homestead Financial Corp.....................         1,000        11,500
 *Wet Seal, Inc. Class A...............................         9,500       262,438
 *White Cap Industries, Inc............................         7,100        94,297
 *White Electronics Designs Corp.......................        11,700        18,281
 *White Pine Software, Inc.............................        12,400        52,313
 *Whitman Education Group, Inc.........................        12,200        64,813
 *Whittaker Corp.......................................         9,200       247,250
 *Wickes Lumber Co.....................................         5,500        28,359
 *Wild Oats Markets, Inc...............................        10,700       314,313
 *Williams Clayton Energy, Inc.........................         7,100        46,372
 *Williams Controls, Inc...............................        12,400        38,750
 *Willis Lease Finance Corp............................         4,300        69,875
 *Wilmar Industries, Inc...............................        16,900       192,766
 *#Wilshire Financial Services Group, Inc..............        10,600         3,809
 *Wilshire Oil Co. of Texas............................         7,107        29,316
 *Wilsons The Leather Experts, Inc.....................         6,700        83,122
 *Wind River Systems, Inc..............................        21,700       456,378
 *Windmere Corp........................................        17,500       229,688
 Winnebago Industries, Inc.............................        19,300       318,450
 *Winsloew Furniture, Inc..............................         4,500       144,844
 *Wireless Telecom Group, Inc..........................        15,600        31,200
 Wiser Oil Co..........................................         8,100        26,325
 Wolohan Lumber Co.....................................         4,100        50,994
 *Wolverine Tube, Inc..................................        13,000       309,563
 Wolverine World Wide, Inc.............................        39,400       531,900
 Woodhead Industries, Inc..............................        10,500       132,563
 *Woodward Governor Co.................................         7,800       194,756
 *Workflow Management, Inc.............................         8,800       111,925
 *Workgroup Technology Corp............................         5,800        10,694
 *World Acceptance Corp................................        15,400        86,625
 *World Access, Inc....................................        29,072       331,603
 *#World Airways, Inc..................................         4,800         8,475
 World Fuel Services Corp..............................        11,300       146,194
 *World of Science, Inc................................         2,900         7,567
 *Worldtalk Communications Corp........................         8,500        29,484
 *Worldtex, Inc........................................        13,200        35,475
 Worthington Foods, Inc................................         9,644       141,948
 *Wyant Corp...........................................           266           756
 *Wyman-Gordon Co......................................        30,900       596,756
 Wynns International, Inc..............................        15,450       279,066
 X-Rite, Inc...........................................        16,900       118,828
 *#XCL, Ltd............................................        18,300        24,019
 *Xeta Corp............................................         1,000        24,375
                                                               SHARES        VALUE+
                                                         ------------  ------------
 *Xetel Corp...........................................         9,000  $     25,313
 *Xicor, Inc...........................................        14,700        21,131
 *Xionics Document Technologies, Inc...................         9,700        35,163
 *Xircom, Inc..........................................        16,800       422,100
 *Xoma, Ltd............................................        44,700       209,531
 *Xtra Corp............................................         5,000       222,500
 Yankee Energy Systems, Inc............................         8,500       268,281
 Yardville National Bancorp............................         3,655        45,459
 *Yellow Corp..........................................        21,900       372,300
 York Financial Corp...................................         6,563       100,086
 York Group, Inc.......................................         6,200        47,469
 *York Research Corp...................................        11,200        70,350
 *Young Broadcasting, Inc. Class A.....................        10,000       406,875
 *Zamba Corporation....................................        20,000        46,250
 *Zaring National Corp.................................         1,900        15,913
 *Zebra Technologies Corp. Class A.....................        15,500       496,969
 *Zebra Technologies Corp. Class B.....................         4,680       150,053
 *Zemex Corp...........................................         6,794        42,463
 Zenith National Insurance Corp........................        13,600       309,400
 *Zevex International, Inc.............................         2,000        10,500
 *#Zila, Inc...........................................         2,557         9,069
 *Zing Technologies, Inc...............................         1,500        12,281
 *#Zitel Corp..........................................        13,800        23,503
 *Zoll Medical Corp....................................         5,200        64,188
 *#Zoltek Companies, Inc...............................        13,000       101,156
 *#Zonagen, Inc........................................         8,100        87,075
 *Zoran Corp...........................................         7,900        79,494
 *Zygo Corp............................................         8,800        69,850
 *Zymetx, Inc..........................................         1,500         3,094
 *#eFax.com, Inc.......................................         9,900       143,241
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $546,580,704)..................................                 541,027,033
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *American Satellite Network, Inc. Warrants 06/30/99...         2,525             0
 *#Arch Communications Warrants 09/01/03...............        30,420             0
 *Ascent Assurance, Inc. Warrants 01/01/04.............           581             0
 *CSF Holdings, Inc. Litigation Rights 12/30/99........         3,250             0
 *#Intercontinental Telecom Corp. Warrants 04/30/02....        13,190             0
 *Millicom, Inc. Contingent Value Rights...............        10,100             0
 *Skyepharma P.L.C. Contingent Payment Rights..........        11,500             0
 *Xinetix, Inc. Warrants 03/17/03......................           332             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $29,640).......................................                           0
                                                                       ------------

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.9%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.25%, 01/31/02, valued at $10,520,775) to be
   repurchased at $10,363,294.
   (Cost $10,358,000)..................................  $     10,358  $ 10,358,000
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $556,969,193)..................................                 551,385,033
                                                                       ------------
                                                               SHARES
                                                         ------------
UNITED KINGDOM -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Peptide Therapeutics Group P.L.C.....................         2,800         4,218
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)(Cost $556,971,500)++.....                $551,389,251
                                                                       ------------
                                                                       ------------
--------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $560,405,168.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999
                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value....................................................................  $    551,389
Collateral for Securities Loaned........................................................        34,946
Receivables
  Dividends and Interest................................................................           417
  Investment Securities Sold............................................................           762
  Funds Share Sold......................................................................           484
Prepaid Expenses and Other Assets.......................................................             3
                                                                                          ------------
    Total Assets........................................................................       588,001
                                                                                          ------------

LIABILITIES:
Payable for Securities Loaned...........................................................        34,946
Payable for Investment Securities Purchased.............................................           669
Accrued Expenses and Other Liabilities..................................................            94
                                                                                          ------------
    Total Liabilities...................................................................        35,709
                                                                                          ------------

NET ASSETS..............................................................................  $    552,292
                                                                                          ------------
                                                                                          ------------

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)..............................................................    48,798,550
                                                                                          ------------
                                                                                          ------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................  $      11.32
                                                                                          ------------
                                                                                          ------------

Investments at Cost.....................................................................  $    556,972
                                                                                          ------------
                                                                                          ------------
COMPONENTS OF NET ASSETS:
Paid-In Capital.........................................................................  $    528,151
Undistributed Net Investment Income.....................................................         1,924
Undistributed Net Realized Gain.........................................................        27,800
Unrealized Depreciation of Investment Securities........................................        (5,583)
                                                                                          ------------
    Total Net Assets....................................................................  $    552,292
                                                                                          ------------
                                                                                          ------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999

                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends...........................................................................  $   2,057
    Interest............................................................................        223
    Income from Securities Lending......................................................        329
                                                                                          ---------
        Total Investment Income.........................................................      2,609
                                                                                          ---------

EXPENSES
    Investment Advisory Services........................................................         80
    Accounting & Transfer Agent Fees....................................................        108
    Custodian's Fee.....................................................................         37
    Legal Fees..........................................................................          4
    Audit Fees..........................................................................          5
    Shareholders' Reports...............................................................          4
    Trustees' Fees and Expenses.........................................................          1
    Other...............................................................................          8
                                                                                          ---------
        Total Expenses..................................................................        247
                                                                                          ---------
    NET INVESTMENT INCOME...............................................................      2,362
                                                                                          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain on Investment Securities..............................................     29,081

Change in Unrealized Appreciation of Investment Securities..............................     11,752
                                                                                          ---------

    NET GAIN ON INVESTMENT SECURITIES...................................................     40,833
                                                                                          ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................................  $  43,195
                                                                                          ---------
                                                                                          ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                              SIX MONTHS       YEAR
                                                                                                ENDED         ENDED
                                                                                               MAY 31,       NOV. 30,
                                                                                                 1999          1998
                                                                                             ------------  ------------
                                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income..................................................................   $    2,362   $      4,396
    Net Realized Gain on Investment Securities.............................................       29,081         49,168
    Change in Unrealized Appreciation (Depreciation) of Investment Securities..............       11,752       (109,532)
                                                                                             ------------  ------------
        Net Increase (Decrease) in Net Assets Resulting from Operations....................       43,195        (55,968)
                                                                                             ------------  ------------

Distributions From:
    Net Investment Income..................................................................         (709)        (4,534)
    Net Realized Gains.....................................................................      (49,223)       (33,011)
                                                                                             ------------  ------------
        Total Distributions................................................................      (49,932)       (37,545)
                                                                                             ------------  ------------
Capital Share Transactions (1):
    Shares Issued..........................................................................       51,629        264,712
    Shares Issued in Lieu of Cash Distributions............................................       48,766         35,644
    Shares Redeemed........................................................................      (88,169)       (92,873)
                                                                                             ------------  ------------
        Net Increase From Capital Share Transactions.......................................       12,226        207,483
                                                                                             ------------  ------------
        Total Increase.....................................................................        5,489        113,970
NET ASSETS
    Beginning of Period....................................................................      546,803        432,833
                                                                                             ------------  ------------
    End of Period..........................................................................   $  552,292   $    546,803
                                                                                             ------------  ------------
                                                                                             ------------  ------------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued..........................................................................        4,806         20,734
    Shares Issued in Lieu of Cash Distributions............................................        4,735          2,923
    Shares Redeemed........................................................................       (8,476)        (7,232)
                                                                                             ------------  ------------
                                                                                                   1,065         16,425
                                                                                             ------------  ------------
                                                                                             ------------  ------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE U.S. 6-10 SMALL COMPANY SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS      YEAR         YEAR         YEAR         YEAR         YEAR
                                            ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                           MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                             1999         1998         1997         1996         1995         1994
                                          ----------   ----------   ----------   ----------   ----------   ----------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....  $   11.46    $    13.82   $    12.56   $    11.26   $     9.54   $    10.39
                                          ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................       0.05          0.10         0.11         0.13         0.12         0.12
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       0.87         (1.28)        2.81         1.92         2.50        (0.07)
                                          ----------   ----------   ----------   ----------   ----------   ----------
  Total from Investment Operations......       0.92         (1.18)        2.92         2.05         2.62         0.05
                                          ----------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.02)        (0.10)       (0.10)       (0.13)       (0.12)       (0.11)
  Net Realized Gains....................      (1.04)        (1.08)       (1.56)       (0.62)       (0.78)       (0.79)
                                          ----------   ----------   ----------   ----------   ----------   ----------
  Total Distributions...................      (1.06)        (1.18)       (1.66)       (0.75)       (0.90)       (0.90)
                                          ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period..........  $   11.32    $    11.46   $    13.82   $    12.56   $    11.26   $     9.54
                                          ----------   ----------   ----------   ----------   ----------   ----------
                                          ----------   ----------   ----------   ----------   ----------   ----------
Total Return............................       8.91%#       (8.98)%      26.47%       19.17%       29.19%        0.59%

Net Assets, End of Period
  (thousands)...........................  $ 552,292    $  546,803   $  432,833   $  268,401   $  221,984   $  143,630
Ratio of Expenses to Average Net
  Assets................................       0.09%*        0.09%        0.11%        0.13%        0.15%        0.17%
Ratio of Net Investment Income to
  Average Net Assets....................       0.89%*        0.88%        0.96%        1.05%        1.18%        1.11%
Portfolio Turnover Rate.................      26.79%*       29.15%       30.04%       32.38%       21.16%       27.65%

--------------

* Annualized

# Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers seventeen series of which The U.S. 6-10 Small Company Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 28, 1999.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 1999, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of .03 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1999, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..............................................  $  70,726
Sales..................................................    115,212

E. INVESTMENT TRANSACTIONS:

    At May 31, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.........................  $  101,726
Gross Unrealized Depreciation.........................    (110,742)
                                                        ----------
Net...................................................  $   (9,016)
                                                        ----------
                                                        ----------

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised series, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit by the Series during the six months ended May 31, 1999 were as follows:

  WEIGHTED        WEIGHTED      NUMBER OF    INTEREST     MAXIMUM AMOUNT
   AVERAGE        AVERAGE          DAYS       EXPENSE    BORROWED DURING
INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED       THE PERIOD
-------------  --------------  ------------  ---------  ------------------
    6.13%        $3,385,000         4         $2,306        $3,385,000

    There were no outstanding borrowings under the line of credit at May 31, 1999.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 1999 was reinvested into overnight repurchase agreements with Salomon Brothers and Barclays de Zoette Wedd, which was in turn collateralized by U.S. Government Treasury Securities. At May 31, 1999, the market value of securities on loan to brokers was $28,518,878, the related collateral cash received was $34,945,681 and the value of collateral on overnight repurchase agreements was $35,159,755.